SEC  REGISTRATION  NOS.
___________  AND  811-09877

SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

INITIAL FILING:  1             XX

AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

INITIAL FILING:  1             XX

                             Calvert Social Index Series, Inc.
                 (filed under Form N-8a as CALVERT  2000  SERIES,  INC.)
               (EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

                 REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4800

                           WILLIAM  M.  TARTIKOFF,  ESQ.
                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE


___IMMEDIATELY  UPON  FILING            ___ON  (DATE)
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

___  DAYS  AFTER  FILING               _XX_ON  July 1, 2000
PURSUANT  TO  PARAGRAPH  (A)


PRELIMINARY
PROSPECTUS
April 5,  2000

CALVERT  SOCIAL  INDEX  FUND


ABOUT  THE  FUND
2     INVESTMENT  OBJECTIVE  AND  STRATEGY
5     FEES  AND  EXPENSES
8     INVESTMENT  PRACTICES  AND  RISKS
10    SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY

ABOUT  YOUR  INVESTMENT
12     ABOUT  THE  ADVISOR
12     ADVISORY  FEES
13     HOW  TO  BUY  SHARES
13     CHOOSING  A  SHARE  CLASS
15     CALCULATION  OF  CDSC/WAIVER
16     DISTRIBUTION  AND  SERVICE  FEES
17     ACCOUNT  APPLICATION
17     IMPORTANT  -  HOW  SHARES  ARE  PRICED
18     WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
18     OTHER  CALVERT  GROUP  FEATURES
     (EXCHANGES,  MINIMUM  ACCOUNT  BALANCE,  ETC.)
21     DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
22     HOW  TO  SELL  SHARES
24     EXHIBIT  A-  REDUCED  SALES  CHARGES  (CLASS  A)
26     EXHIBIT  B-  SERVICE  FEES  AND
     OTHER  ARRANGEMENTS  WITH  DEALERS

THE  INFORMATION  IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY
NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATES WHERE THE OFFER OR SALE IS NOT PERMITTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CALVERT  SOCIAL  INDEX  FUND
ADVISOR:          CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR:

OBJECTIVE
THE  FUND  SEEKS  TO  MATCH  THE  PERFORMANCE  OF  THE  CALVERT  SOCIAL  INDEX.

PRINCIPAL  INVESTMENT  STRATEGIES

THE FUND EMPLOYS A PASSIVE MANAGEMENT STRATEGY DESIGNED TO TRACK, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF THE CALVERT SOCIAL INDEX. THE FUND INTENDS TO USE A REPLICATION INDEX METHOD, INVESTING IN EACH STOCK IN THE INDEX IN ABOUT THE SAME PROPORTION AS REPRESENTED IN THE INDEX ITSELF. HOWEVER, BECAUSE THE FUND IS NEW AND JUST BEGINNING OPERATIONS, IT WOULD BE VERY EXPENSIVE TO BUY AND SELL ALL OF THE STOCKS HELD IN THE INDEX. THUS, UNTIL THE FUND'S ASSETS REACH A
CERTAIN MINIMUM ASSET LEVEL, IT WILL USE A SAMPLING TECHNIQUE OF INDEXING, RATHER THAN THE REPLICATION METHOD. THIS MEANS THAT RATHER THAN BUY EACH STOCK IN THE INDEX, IT WILL USE A COMPUTER PROGRAM TO INVEST IN A REPRESENTATIVE SAMPLE OF STOCKS FROM THE INDEX THAT WILL RESEMBLE THE FULL INDEX IN TERMS OF INDUSTRY WEIGHTINGS, MARKET CAPITALIZATION, PRICE/EARNINGS RATIO, DIVIDEND YIELD, AND OTHER PORTFOLIO CHARACTERISTICS. ONCE THE FUND REACHES A CERTAIN ASSET LEVEL, IT WILL STOP USING THE SAMPLING TECHNIQUE AND REPLACE IT WITH THE PERMANENT STRATEGY OF THE REPLICATION METHOD DISCUSSED ABOVE.

The Calvert Social Index
The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the top 90% of the largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. This universe represents about 1,000 companies.

The socially responsible criteria for the Index are described below. Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Environment: The Index excludes companies that have poor environmental records, including significant compliance and waste management problems. The Index includes companies that have strong programs that focus on reducing overall environmental impact. The Index excludes companies significantly engaged in nuclear power.

Labor Relations:   The Index excludes companies that have a record of employment discrimination, anti-union activities or provide unsafe workplaces. The Index includes companies that have a good record of labor relations, including strong diversity programs.

Product Safety:   The Index excludes companies that primarily engage in tobacco, alcohol, firearms or gambling. The Index includes companies that produce healthy and safe products and services.

Animal Welfare:   The Index excludes companies that abuse animals through
methods of factory farming. The Index includes consumer product companies that demonstrate a reduction in the use of animal testing, if applicable.

Military Weapons:   The Index excludes companies that are primarily engaged in weapons contracting with the Department of Defense.

Community Relations:   The Index excludes companies that are not responsive to
communities where they operate. The Index includes companies that are responsible citizens in these communities.

Human Rights:   The Index excludes companies that directly contribute to human rights violations worldwide. The Index includes companies that have adopted human rights standards in their overseas operations.

Indigenous
Peoples Rights:   The Index excludes companies that are significantly engaged in a pattern and practice of violating the rights of indigenous people. The Index includes companies that are engaged in positive portrayals of Native Americans and other indigenous peoples.

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM THE STOCK MARKET FOR ANY OF THE FOLLOWING REASONS:

-  THE  STOCK  MARKET  OR  THE  CALVERT  SOCIAL  INDEX  GOES  DOWN
- THE INDIVIDUAL STOCKS IN THE FUND OR THE INDEX DO NOT PERFORM AS WELL AS EXPECTED
- AN INDEX FUND HAS OPERATING EXPENSES; A MARKET INDEX DOES NOT. THE FUND - WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE WHILE SATISFYING ITS INVESTMENT AND SOCIAL CRITERIA - WILL NOT BE ABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHAT  IS  INDEXING?
AN INDEX IS AN UNMANAGED GROUP OF SECURITIES WHOSE OVERALL PERFORMANCE IS USED AS A STANDARD TO MEASURE INVESTMENT PERFORMANCE. AN INDEX (OR "PASSIVELY MANAGED") FUND TRIES TO MATCH, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF AN ESTABLISHED TARGET INDEX.

INDEX FUNDS ARE NOT ACTIVELY MANAGED BY INVESTMENT ADVISORS WHO BUY AND SELL SECURITIES BASED ON RESEARCH AND ANALYSIS IN AN ATTEMPT TO OUTPERFORM A
PARTICULAR  BENCHMARK  OR  THE  MARKET  AS  A  WHOLE. RATHER, INDEX FUNDS SIMPLY
ATTEMPT  TO  MIRROR  WHAT  THE  TARGET  INDEX  DOES,  FOR  BETTER  OR FOR WORSE.

TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE, THE FUND ATTEMPTS TO REMAIN FULLY INVESTED IN STOCKS. TO HELP STAY FULLY INVESTED, AND TO REDUCE TRANSACTION COSTS, THE FUND MAY INVEST, TO A LIMITED EXTENT IN STOCK FUTURES AND OPTIONS CONTRACTS, OR OTHER REGISTERED INVESTMENT COMPANIES. THE FUND MAY PURCHASE U.S. TREASURY SECURITIES IN CONNECTION WITH ITS HEDGING ACTIVITIES.

ALTHOUGH INDEX FUNDS, BY THEIR NATURE TEND TO BE TAX-EFFICIENT INVESTMENT VEHICLES, THE FUND GENERALLY IS MANAGED WITHOUT REGARD TO TAX RAMIFICATIONS.


(NO PERFORMANCE RESULTS ARE SHOWN FOR THE FUND SINCE IT WAS RECENTLY ORGANIZED.)

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                         CLASS  A     CLASS  B     CLASS  C
SHAREHOLDER  FEES
(PAID  DIRECTLY  FROM  YOUR  ACCOUNT)

MAXIMUM  SALES  CHARGE  (LOAD)
IMPOSED  ON  PURCHASES                      4.75%     NONE           NONE
(AS  A  PERCENTAGE  OF  OFFERING  PRICE)

MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
(AS  A  PERCENTAGE  OF  PURCHASE  OR       NONE2      5.00%3        1.00%4
REDEMPTION  PROCEEDS,  WHICHEVER  IS  LOWER)

REDEMPTION  FEE7                           $10          $10           $10

ACCOUNT  MAINTENANCE  FEE  (FOR  ACCOUNTS
UNDER  $5,000)                               5            5             5

ANNUAL  FUND  OPERATING  EXPENSES1
(DEDUCTED  FROM  FUND  ASSETS)

MANAGEMENT  FEES                             %             %             %

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES    %             %             %

OTHER  EXPENSES                              %             %             %

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES     %             %             %

FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT6 %             %             %

NET  EXPENSES                                %             %             %


EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-  YOU  INVEST  $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

CLASS                         NUMBER  OF  YEARS  INVESTMENT  IS  HELD
                                      1  YEAR     3  YEARS
A
B  (WITH  REDEMPTION)
B  (NO  REDEMPTION)
C  (WITH  REDEMPTION)
C  (NO  REDEMPTION)

NOTES  TO  FEES  AND  EXPENSES  TABLE
1 EXPENSES ARE BASED ON ESTIMATES FOR THE FUND'S CURRENT FISCAL YEAR. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR ("CAMCO") TO THE SUBADVISOR, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.
2 PURCHASES OF CLASS A SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
     (SEE  "HOW  TO  BUY  SHARES"  -  CLASS  A.)
3 A CONTINGENT DEFERRED SALES CHARGE IS IMPOSED ON THE PROCEEDS OF CLASS B SHARES REDEEMED WITHIN 6 YEARS, SUBJECT TO CERTAIN EXCEPTIONS. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS, AND DECLINES FROM 5% IN THE FIRST YEAR THAT SHARES ARE HELD, TO 4% IN THE SECOND AND THIRD YEAR, 3% IN THE FOURTH YEAR, 2% IN THE FIFTH YEAR, AND 1% IN THE SIXTH YEAR. THERE IS NO CHARGE ON REDEMPTIONS OF CLASS B SHARES HELD FOR MORE THAN SIX YEARS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."
4     A  CONTINGENT  DEFERRED  SALES  CHARGE OF 1% IS IMPOSED ON THE PROCEEDS OF
     CLASS C SHARES REDEEMED WITHIN ONE YEAR. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS. SEE
"CALCULATION  OF  CONTINGENT  DEFERRED  SALES  CHARGE."
5 FOR EACH ACCOUNT WITH A BALANCE OF LESS THAN $5,000, THE FUND CHARGES AN ANNUAL ACCOUNT MAINTENANCE FEE OF $20 (N/A FOR IRA ACCOUNTS)
6 CAMCO HAS AGREED TO WAIVE FEES AND OR REIMBURSE EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH JANUARY 31, 2001, EXCLUDING ANY
EXPENSE OFFSET ARRANGEMENT. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES," THIS IS THE MAXIMUM AMOUNT THAT MAY BE CHARGED TO THE FUND
THROUGH JANUARY 31, 2001. CAMCO HAS FURTHER AGREED TO WAIVE FEES AND REIMBURSE EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) FOR CLASS B SHARES AT % THROUGH JANUARY 31, 2008, AND FOR CLASS C SHARES AT % THROUGH JANUARY 31, 2010.

NOTES  TO  FEES  AND  EXPENSES  TABLE  -  CONT'D

7 THE REDEMPTION FEE (N/A TO OMNIBUS ACCOUNTS) IS DEDUCTED FROM YOUR REDEMPTION PROCEEDS. IT IS PAYABLE TO THE FUND. THIS FEE IS TO ENSURE THAT THE PORTFOLIO TRADING COSTS ARE BORNE BY INVESTORS MAKING THE TRANSACTIONS AND NOT BY SHAREHOLDERS ALREADY IN THE FUND.

INVESTMENT  PRACTICES  AND  RELATED  RISKS  TABLE
ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE PRINCIPAL INVESTMENTS AND TECHNIQUES, SUMMARIZED EARLIER, ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS. FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE TABLE BELOW SHOWS THE FUND'S LIMITATIONS AS A PERCENTAGE OF ITS ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING THE TABLE FOR A DESCRIPTION OF THE TYPES OF RISKS). NUMBERS IN THIS TABLE SHOW MAXIMUM ALLOWABLE AMOUNT ONLY; FOR ACTUAL USAGE, CONSULT THE FUND'S ANNUAL/SEMI-ANNUAL REPORTS.

KEY  TO  TABLE
J       FUND  CURRENTLY  USES
Q     PERMITTED,  BUT  NOT  TYPICALLY  USED
         (%  OF  ASSETS  ALLOWABLE,  IF  RESTRICTED)
8      NOT  PERMITTED
XN   ALLOWED  UP  TO  X%  OF  FUND'S  NET  ASSETS
XT   ALLOWED  UP  TO  X%  OF  FUND'S  TOTAL  ASSETS


Column 1 = Explanation of Practice
Column 2 = Calvert Social Index Fund

Investment Practices
-------------------------------------------------------------------------------
Column 1                                               2



INVESTMENT  PRACTICES

CONVENTIONAL  SECURITIES
FOREIGN SECURITIES. SECURITIES ISSUED BY COMPANIES LOCATED OUTSIDE THE US AND/OR TRADED PRIMARILY ON A FOREIGN EXCHANGE. THE FUND MAY INVEST IN FOREIGN SECURITIES TO THE EXTENT NECESSARY TO CARRY OUT ITS INVESTMENT STRATEGY OF HOLDING ALL OF THE STOCKS THAT COMPRISE THE INDEX. RISKS: MARKET, CURRENCY, TRANSACTION, LIQUIDITY, INFORMATION AND POLITICAL.

                                                5N

ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET.
RISKS:  LIQUIDITY,  MARKET  AND  TRANSACTION.

                                                 0
                                                 15N


LEVERAGED  DERIVATIVE  INSTRUMENTS
OPTIONS ON SECURITIES AND INDICES. CONTRACTS GIVING THE HOLDER THE RIGHT BUT NOT THE OBLIGATION TO PURCHASE OR SELL A SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. IN THE CASE OF SELLING (WRITING) OPTIONS, THE FUND WILL WRITE CALL OPTIONS ONLY IF IT ALREADY OWNS THE SECURITY (IF IT IS "COVERED"). RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY, CREDIT AND OPPORTUNITY.

                                                   5T1

FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE. RISKS:
INTEREST  RATE,  CURRENCY,  MARKET,  LEVERAGE,  CORRELATION,  LIQUIDITY  AND
OPPORTUNITY.

                                                    0
                                                    5N

1     BASED  ON  NET  PREMIUM  PAYMENTS.

THE FUND HAS ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, AND SECURITIES LENDING.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE SAI.

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE US DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO US DOLLARS.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM
SECURITIES  AND    ZERO  COUPON/"STRIPPED"  COUPON  SECURITIES  ("STRIPS")  ARE
SUBJECT  TO  GREATER    INTEREST  RATE  RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY
AS THE FUND'S ADVISOR, CALVERT TAKES A PROACTIVE ROLE TO MAKE A TANGIBLE POSITIVE CONTRIBUTION TO OUR SOCIETY AND THAT OF FUTURE GENERATIONS. WE SEEK TO POSITIVELY INFLUENCE CORPORATE BEHAVIOR THROUGH OUR ROLE AS SHAREHOLDERS BY PUSHING COMPANIES TOWARD HIGHER STANDARDS OF SOCIAL AND ENVIRONMENTAL
RESPONSIBILITY. OUR RELATIONSHIP WITH COMPANY MANAGEMENT CONTINUES ONCE WE INVEST IN A COMPANY. OUR ACTIVITIES MAY INCLUDE BUT ARE NOT LIMITED TO:

DIALOGUE  WITH  COMPANIES
WE REGULARLY INITIATE DIALOGUE WITH MANAGEMENT AS PART OF OUR SOCIAL RESEARCH PROCESS. AFTER WE'VE BECOME A SHAREHOLDER, WE OFTEN CONTINUE OUR DIALOGUE WITH MANAGEMENT THROUGH PHONE CALLS, LETTERS AND IN-PERSON MEETINGS. THROUGH OUR INTERACTION, WE LEARN ABOUT MANAGEMENT'S SUCCESSES AND CHALLENGES AND PRESS FOR IMPROVEMENT ON ISSUES OF CONCERN.

PROXY  VOTING
AS A SHAREHOLDER IN OUR VARIOUS PORTFOLIO COMPANIES, WE ARE GUARANTEED AN OPPORTUNITY EACH YEAR TO EXPRESS OUR VIEWS ON ISSUES OF CORPORATE GOVERNANCE AND SOCIAL RESPONSIBILITY AT ANNUAL STOCKHOLDER MEETINGS. WE TAKE OUR VOTING RESPONSIBILITY SERIOUSLY AND VOTE ALL PROXIES CONSISTENT WITH THE FINANCIAL AND SOCIAL OBJECTIVES OF OUR FUND.

SHAREHOLDER  RESOLUTIONS
CALVERT PROPOSES RESOLUTIONS ON A VARIETY OF SOCIAL ISSUES. WE FILE SHAREHOLDER RESOLUTIONS WHEN OUR DIALOGUE WITH CORPORATE MANAGEMENT PROVES UNSUCCESSFUL TO ENCOURAGE A COMPANY TO TAKE ACTION. IN MOST CASES, OUR EFFORTS HAVE LED TO NEGO

TIATED SETTLEMENTS WITH POSITIVE RESULTS FOR SHAREHOLDERS AND COMPANIES ALIKE. FOR EXAMPLE, ONE OF OUR SHAREHOLDER RESOLUTIONS RESULTED IN THE COMPANY'S FIRST-EVER DISCLOSURE OF ITS EQUAL EMPLOYMENT POLICIES, PROGRAMS AND WORKFORCE DEMOGRAPHICS.

HIGH  SOCIAL  IMPACT  INVESTMENTS

HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUND'S ASSETS (UP TO %) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THE FUND MAY ENGAGE IN THIS PROGRAM UPON REACHING IN ASSETS.THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD. THE PROGRAM IS ADMINISTERED BY THE CALVERT SOCIAL INVESTMENT FOUNDATION, WHICH MAY RECEIVE A FEE FROM THE FUND.

THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT IT TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. IT HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

SPECIAL  EQUITIES
THE FUND HAS A SPECIAL EQUITIES INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF THE FUND'S BOARD IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK-- THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

ABOUT  THE  ADVISOR

CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CALVERT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CALVERT HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

SUBADVISOR
__  (ADDRESS)  IS  THE  FUND'S  SUBADVISOR.  __(BACKGROUND  ON SUBADVISOR FIRM).

THE FUND HAS OBTAINED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISORS WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

ADVISORY  FEES
THE FUND'S ADVISORY AGREEMENT PROVIDES FOR THE FUND TO PAY CAMCO A FEE OF ____% OF THE FUND'S AVERAGE DAILY NET ASSETS.

HOW  TO  BUY  SHARES

GETTING  STARTED  -  BEFORE  YOU  OPEN  AN  ACCOUNT
YOU  HAVE  A  FEW DECISIONS TO MAKE BEFORE YOU OPEN AN ACCOUNT IN A MUTUAL FUND.

FIRST,  DECIDE  WHICH  FUND  OR  FUNDS  BEST  SUITS  YOUR  NEEDS AND YOUR GOALS.

SECOND, DECIDE WHAT KIND OF ACCOUNT YOU WANT TO OPEN. CALVERT OFFERS INDIVIDUAL, JOINT, TRUST, UNIFORM GIFTS/TRANSFERS TO MINOR ACCOUNTS, TRADITIONAL, EDUCATION AND ROTH IRAS, QUALIFIED PROFIT-SHARING AND MONEY PURCHASE PLANS, SIMPLE IRAS, SEP-IRAS, 403(B)(7) ACCOUNTS, AND SEVERAL OTHER TYPES OF ACCOUNTS. MINIMUM INVESTMENTS ARE LOWER FOR THE RETIREMENT PLANS.

THEN  DECIDE  WHICH  CLASS  OF  SHARES  IS  BEST  FOR  YOU.

YOU  SHOULD  MAKE  THIS  DECISION  CAREFULLY,  BASED  ON:

     -  THE  AMOUNT  YOU  WISH  TO  INVEST;
     -  THE  LENGTH  OF  TIME  YOU  PLAN  TO  KEEP  THE  INVESTMENT;  AND
     -  THE  CLASS  EXPENSES.

CHOOSING  A  SHARE  CLASS
THE FUND IN THIS PROSPECTUS OFFERS THREE DIFFERENT CLASSES (CLASS A, B, OR C). THIS CHART SHOWS THE DIFFERENCE IN THE CLASSES AND THE GENERAL TYPES OF
INVESTORS  WHO  MAY  BE  INTERESTED  IN  EACH  CLASS:

CLASS  A:
FRONT-END  SALES
CHARGE

FOR ALL INVESTORS, PARTICULARLY THOSE INVESTING A SUBSTANTIAL AMOUNT WHO PLAN TO HOLD THE SHARES FOR A LONG PERIOD OF TIME.



SALES CHARGE ON EACH PURCHASE OF 4.75% OR LESS, DEPENDING ON THE AMOUNT YOU INVEST.



CLASS  B:
DEFERRED  SALES
CHARGE  FOR  6  YEARS

FOR INVESTORS WHO PLAN TO HOLD THE SHARES AT LEAST 6 YEARS. THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE.



NO  SALES  CHARGE  ON EACH PURCHASE, BUT IF YOU SELL YOUR SHARES WITHIN 6 YEARS,
YOU  WILL  PAY  A  DEFERRED  SALES  CHARGE  OF  5%  OR  LESS ON SHARES YOU SELL.

CLASS  C:
DEFERRED  SALES
CHARGE  FOR  1  YEAR

FOR INVESTORS WHO ARE INVESTING FOR AT LEAST ONE YEAR, BUT LESS THAN SIX YEARS. THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE.

NO SALES CHARGE ON EACH PURCHASE, BUT IF YOU SELL SHARES WITHIN 1 YEAR, THEN YOU WILL PAY A DEFERRED SALES CHARGE OF 1% AT THAT TIME.

CLASS  A:
FRONT-END  SALES
CHARGE

CLASS  A  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  UP  TO  0.25%.

CLASS  A  SHARES  HAVE  LOWER  ANNUAL  EXPENSES  DUE  TO  A  LOWER  12B-1  FEE.


PURCHASES OF CLASS A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE WILL BE SUBJECT TO A 1.0% DEFERRED SALES CHARGE FOR 1 YEAR.

CLASS  B:
DEFERRED  SALES
CHARGE  FOR  6  YEARS

CLASS  B  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.

YOUR SHARES WILL AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER 8 YEARS, REDUCING YOUR FUTURE ANNUAL EXPENSES.

IF YOU ARE INVESTING MORE THAN $250,000, YOU SHOULD CONSIDER INVESTING IN CLASS A OR C.

CLASS  C:
DEFERRED  SALES
CHARGE  FOR  1  YEAR

CLASS  C  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.

CLASS C SHARES HAVE HIGHER ANNUAL EXPENSES THAN CLASS A AND THERE IS NO AUTOMATIC CONVERSION TO CLASS A.

IF  YOU  ARE  INVESTING  MORE  THAN  $1,000,000,  YOU  SHOULD INVEST IN CLASS A.

CLASS  A
IF YOU CHOOSE CLASS A, YOU WILL PAY A SALES CHARGE AT THE TIME OF EACH PURCHASE. THIS TABLE SHOWS THE CHARGES BOTH AS A PERCENTAGE OF OFFERING PRICE AND AS A PERCENTAGE OF THE AMOUNT YOU INVEST. THE TERM "OFFERING PRICE" MEANS THE NAV PER SHARE PLUS THE FRONT-END SALES CHARGE. IF YOU INVEST MORE, THE SALES CHARGE WILL BE LOWER. FOR EXAMPLE, IF YOU INVEST MORE THAN $50,000, OR IF YOUR
CUMULATIVE PURCHASES OR THE VALUE IN YOUR ACCOUNT IS MORE THAN $50,000,4 THEN THE SALES CHARGE IS REDUCED TO 3.75%.

YOUR  INVESTMENT  IN                      SALES  CHARGE  %          %  OF  AMT.
CLASS  A  SHARES                          OF  OFFERING  PRICE          INVESTED
LESS  THAN  $50,000                           4.75%                     4.99%
$50,000  BUT  LESS  THAN  $100,000            3.75%                     3.90%
$100,000  BUT  LESS  THAN  $250,000           2.75%                     2.83%
$250,000  BUT  LESS  THAN  $500,000           1.75%                     1.78%
$500,000  BUT  LESS  THAN  $1,000,000         1.00%                     1.01%
$1,000,000  AND  OVER                         NONE*                     NONE*
4     THIS IS CALLED "RIGHTS OF ACCUMULATION." THE SALES CHARGE IS CALCULATED BY
TAKING  INTO  ACCOUNT  NOT     ONLY  THE  DOLLAR  AMOUNT  OF THE NEW PURCHASE OF
SHARES, BUT ALSO THE HIGHER OF COST OR CURRENT VALUE          OF SHARES YOU HAVE
PREVIOUSLY PURCHASED IN CALVERT GROUP FUNDS THAT IMPOSE SALES CHARGES. THIS AUTOMATICALLY APPLIES TO YOUR ACCOUNT FOR EACH NEW PURCHASE OF CLASS A SHARES.

*     PURCHASES  OF  CLASS  A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE
ARE  SUBJECT  TO  A  ONE          YEAR  CDSC  OF  1.00%. SEE THE "CALCULATION OF
CONTINGENT  DEFERRED  SALES  CHARGE  AND  WAIVER  OF          SALES  CHARGES."

THE CLASS A FRONT-END SALES CHARGE MAY BE WAIVED FOR CERTAIN PURCHASES OR INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN GROUP RETIREMENT PLANS OR OTHER QUALIFIED GROUPS AND CLIENTS OF REGISTERED INVESTMENT ADVISERS. FOR DETAILS ON THESE AND OTHER PURCHASES THAT MAY QUALIFY FOR A REDUCED SALES CHARGE, SEE EXHIBIT A.

CLASS  B
IF YOU CHOOSE CLASS B, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST 6 YEARS, YOU WILL HAVE TO PAY A "CONTINGENT DEFERRED" SALES CHARGE ("CDSC"). KEEP IN MIND THAT THE LONGER YOU HOLD THE SHARES, THE LESS YOU WILL HAVE TO PAY IN DEFERRED SALES CHARGES.

TIME  SINCE  PURCHASE          CDSC  %
1ST  YEAR                                      5%
2ND  YEAR                                      4%
3RD  YEAR                                      4%
4TH  YEAR                                      3%
5TH  YEAR                                      2%
6TH  YEAR                                      1%
AFTER  6  YEARS                           NONE


CALCULATION  OF  CONTINGENT  DEFERRED  SALES CHARGE AND          WAIVER OF SALES
CHARGES
THE CDSC WILL NOT BE CHARGED ON SHARES YOU RECEIVED AS DIVIDENDS OR FROM CAPITAL GAINS DISTRIBUTIONS OR ON ANY CAPITAL APPRECIATION (GAIN IN THE VALUE) OF SHARES THAT ARE SOLD.

SHARES  THAT  ARE  NOT  SUBJECT  TO THE CDSC WILL BE REDEEMED FIRST, FOLLOWED BY
SHARES YOU HAVE HELD THE LONGEST. THE CDSC IS CALCULATED BY DETERMINING THE SHARE VALUE AT BOTH THE TIME OF PURCHASE AND REDEMPTION AND THEN MULTIPLYING WHICHEVER VALUE IS LESS BY THE PERCENTAGE THAT APPLIES AS SHOWN ABOVE. IF YOU CHOOSE TO SELL ONLY PART OF YOUR SHARES, THE CAPITAL APPRECIATION FOR THOSE SHARES ONLY IS INCLUDED IN THE CALCULATION, RATHER THAN THE CAPITAL APPRECIATION FOR THE ENTIRE ACCOUNT.

THE  CDSC  ON  CLASS  B  SHARES  WILL  BE WAIVED IN THE FOLLOWING CIRCUMSTANCES:

-     REDEMPTION  UPON  THE  DEATH  OR  DISABILITY  OF  THE  SHAREHOLDER,  PLAN
PARTICIPANT,          OR  BENEFICIARY.1
- MINIMUM REQUIRED DISTRIBUTIONS FROM RETIREMENT PLAN ACCOUNTS FOR SHAREHOLDERS 701/2 AND OLDER.2
-     THE  RETURN  OF  AN  EXCESS  CONTRIBUTION OR DEFERRAL AMOUNTS, PURSUANT TO
      SECTIONS     408(D)(4)  OR  (5),  401(K)(8),  402(G)(2),  OR  401(M)(6)
      OF  THE INTERNAL  REVENUE          CODE.

- INVOLUNTARY REDEMPTIONS OF ACCOUNTS UNDER PROCEDURES SET FORTH BY THE FUND'S BOARD OF DIRECTORS.
- A SINGLE ANNUAL WITHDRAWAL UNDER A SYSTEMATIC WITHDRAWAL PLAN OF UP TO 10% OF THE SHAREHOLDER'S ACCOUNT BALANCE.3

1     "DISABILITY"  MEANS  A TOTAL DISABILITY AS EVIDENCED BY A DETERMINATION BY
THE  FEDERAL  SOCIAL               SECURITY  ADMINISTRATION.
2     THE  MAXIMUM  AMOUNT  SUBJECT  TO  THIS  WAIVER  IS  BASED  ONLY  UPON THE
SHAREHOLDER'S  CALVERT          GROUP  RETIREMENT  ACCOUNTS.
3 THIS SYSTEMATIC WITHDRAWAL PLAN REQUIRES A MINIMUM ACCOUNT BALANCE OF $50,000 TO BE ESTABLISHED.

CLASS  C
IF YOU CHOOSE CLASS C, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST YEAR, YOU WILL HAVE TO PAY A 1% CDSC. CLASS C MAY BE A GOOD CHOICE FOR YOU IF YOU PLAN TO BUY SHARES AND HOLD THEM FOR AT LEAST 1 YEAR, BUT NOT MORE THAN FIVE OR SIX YEARS.

DISTRIBUTION  AND  SERVICE  FEES
THE FUND HAS ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS THE FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSONS (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. PLEASE SEE EXHIBIT B FOR MORE SERVICE FEE INFORMATION.

THE  TABLE  BELOW  SHOWS  THE  MAXIMUM  ANNUAL  PERCENTAGE  PAYABLE  UNDER  THE
DISTRIBUTION PLAN. THE FEES ARE BASED ON AVERAGE DAILY NET ASSETS OF THE PARTICULAR CLASS.

     MAXIMUM  PAYABLE  UNDER  PLAN

          CLASS  A          CLASS  B          CLASS  C

          0.25%             1.00%               1.00%

NEXT  STEP  -  ACCOUNT  APPLICATION
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. WHEN MULTIPLE CLASSES OF SHARES ARE OFFERED, PLEASE SPECIFY WHICH CLASS YOU WISH TO PURCHASE. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SHAREHOLDER SERVICES DEPARTMENT AT 800-368-2748.

MINIMUM  TO  OPEN  AN  ACCOUNT     MINIMUM  ADDITIONAL
          $5,000          INVESTMENTS  -$250
          ($2,000  FOR     (THE  FUND  CHARGES  A  $5  SERVICE
          IRAS) FEE  ON  PURCHASES  OF  LESS  THAN  $250.)


PLEASE  MAKE  YOUR  CHECK  PAYABLE
TO  THE  FUND  AND  MAIL  IT  TO:
     NEW  ACCOUNTS                        SUBSEQUENT  INVESTMENTS
     (INCLUDE  APPLICATION)       (INCLUDE  INVESTMENT  SLIP)
     CALVERT  GROUP                       CALVERT  GROUP
     P.O.  BOX  219544                    P.O.  BOX  219739
     KANSAS,  CITY  MO                    KANSAS  CITY,  MO
     64121-9544                           64121-9739

     BY  REGISTERED,                   CALVERT  GROUP
     CERTIFIED,  OR                    C/O  NFDS,
     OVERNIGHT  MAIL                   330  WEST  9TH  ST.
                                       KANSAS  CITY,  MO  64105-1807

     AT  THE  CALVERT  OFFICE     VISIT  THE  CALVERT  OFFICE  TO  MAKE
                    INVESTMENTS  BY  CHECK.  SEE  THE  BACK
                    COVER  PAGE  FOR  THE  ADDRESS.

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF THE FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE")

(NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS AND POST OFFICES ARE CLOSED.

THE FUND HOLDS SECURITIES THAT ARE PRIMARILY LISTED ON FOREIGN EXCHANGES THAT TRADE ON DAYS WHEN THE NYSE IS CLOSED. THE FUND DOES NOT PRICE SHARES ON DAYS WHEN THE NYSE IS CLOSED, EVEN IF FOREIGN MARKETS MAY BE OPEN. AS A RESULT, THE VALUE OF THE FUND'S SHARES MAY CHANGE ON DAYS WHEN YOU WILL NOT BE ABLE TO BUY OR SELL YOUR SHARES.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED IN GOOD ORDER. ALL OF YOUR PURCHASES MUST BE MADE IN US DOLLARS. NO CASH OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN THE $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A FEE OF $5. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION  VISIT  WWW.CALVERT.COM

YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES WILL BE SUBJECT TO A HOLD OF UP TO 10 BUSINESS DAYS BEFORE REDEMPTION REQUESTS WILL BE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED FOR INSUFFICIENT FUNDS WILL INCUR A $25 CHARGE.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR FINANCIAL PROFESSIONAL OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE CALVERT MUTUAL FUND TO ANOTHER AT NO ADDITIONAL SALES CHARGE. NOTE: THE REDEMPTION FEE (PAYABLE TO THE FUND) STILL APPLIES AND IS CHARGED AT THE TIME OF THE REDEMPTION FROM THE FUND.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:

EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

YOU  MAY  EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS

INTO  ANOTHER  CALVERT  FUND  AT  NO  ADDITIONAL  CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

NO CDSC IS IMPOSED ON EXCHANGES OF SHARES SUBJECT TO A CDSC AT THE TIME OF THE EXCHANGE. THE APPLICABLE CDSC IS IMPOSED AT THE TIME THE SHARES ACQUIRED BY THE EXCHANGE ARE REDEEMED.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT OR A STOP PAYMENT ON A DRAFT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES; FOR EXAMPLE, THE FEE FOR STOP PAYMENTS IS $25. IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT TRANSACTIONS IN FUND SHARES THROUGH A BROKER OR AGENT.

ACCOUNT  MAINTENANCE  FEE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $5,000 PER CLASS. IF THE BALANCE IN YOUR ACCOUNT FALLS BELOW THE MINIMUM (FOR ANY REASON, INCLUDING A DECLINE IN THE VALUE OF THE FUND'S SHARES), YOU WILL BE CHARGED AN ANNUAL FEE OF $20 (N/A TO IRA ACCOUNTS). IF YOU CLOSE YOUR ACCOUNT DURING THE YEAR, THE $20 WILL BE CHARGED AT THAT TIME.

TO PROTECT THE INTEREST OF INVESTORS, THE FUND MAY REJECT CERTAIN SMALL RETIREMENT PLAN ACCOUNTS WHERE THE RECORDKEEPING AND TRANSACTION EXPENSES WOULD BE A BURDEN TO OTHER FUND SHAREHOLDERS.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES

THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME ANNUALLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HAVE OWNED SHARES. YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE. IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES
YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE WILL BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTIONS PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS BEEN COLLECTED. YOUR SHARES WILL BE REDEEMED AT THE NAV NEXT CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED (LESS ANY APPLICABLE CDSC). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT YOUR FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR
BANK ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUND HAS THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED.

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)), WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT, PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE YOU FOR SERVICES PROVIDED.

EXHIBIT  A

REDUCED  SALES  CHARGES  (CLASS  A  ONLY)

YOU MAY QUALIFY FOR A REDUCED SALES CHARGE THROUGH SEVERAL PURCHASE PLANS AVAILABLE. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE TO TAKE ADVANTAGE OF THE REDUCED SALES CHARGE.

RIGHTS  OF  ACCUMULATION  CAN  BE  APPLIED  TO  SEVERAL  ACCOUNTS
CLASS A SALES CHARGE BREAKPOINTS ARE AUTOMATICALLY CALCULATED FOR EACH ACCOUNT BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED. THIS PRIVILEGE CAN BE APPLIED TO A FAMILY GROUP OR OTHER QUALIFIED GROUP* UPON REQUEST. SHARES COULD THEN BE PURCHASED AT THE REDUCED SALES CHARGE WHICH APPLIES TO THE ENTIRE GROUP; THAT IS, BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED AND CURRENTLY HELD BY ALL THE MEMBERS OF THE GROUP.

*  A  "QUALIFIED  GROUP"  IS  ONE  WHICH:
1.     HAS  BEEN  IN  EXISTENCE  FOR  MORE  THAN  SIX  MONTHS,  AND
2.     HAS  A  PURPOSE  OTHER  THAN  ACQUIRING  SHARES  AT  A  DISCOUNT,  AND
3. SATISFIES UNIFORM CRITERIA WHICH ENABLE CDI AND BROKERS OFFERING SHARES TO REALIZE ECONOMIES OF SCALE IN DISTRIBUTING SUCH SHARES.

A QUALIFIED GROUP MUST HAVE MORE THAN 10 MEMBERS, MUST BE AVAILABLE TO ARRANGE FOR GROUP MEETINGS BETWEEN REPRESENTATIVES OF CDI OR BROKERS DISTRIBUTING SHARES, MUST AGREE TO INCLUDE SALES AND OTHER MATERIALS RELATED TO THE FUNDS IN ITS PUBLICATIONS AND MAILINGS TO MEMBERS AT REDUCED OR NO COST TO CDI OR BROKERS. A PENSION PLAN IS NOT A QUALIFIED GROUP FOR RIGHTS OF ACCUMULATION.

LETTER  OF  INTENT
IF YOU (OR YOUR GROUP, AS DESCRIBED ABOVE) PLAN TO PURCHASE $50,000 OR MORE OF CALVERT FUND SHARES OVER THE NEXT 13 MONTHS, YOUR SALES CHARGE MAY BE REDUCED THROUGH A "LETTER OF INTENT." YOU PAY THE LOWER SALES CHARGE APPLICABLE TO THE TOTAL AMOUNT YOU PLAN TO INVEST OVER THE 13-MONTH PERIOD, EXCLUDING ANY MONEY MARKET FUND PURCHASES, INSTEAD OF THE HIGHER 4.75% SALES CHARGE. PART OF YOUR
SHARES WILL BE HELD IN ESCROW, SO THAT IF YOU DO NOT INVEST THE AMOUNT INDICATED, YOU WILL HAVE TO PAY THE SALES CHARGE APPLICABLE TO THE SMALLER
INVESTMENT  ACTUALLY  MADE.  FOR  MORE  INFORMATION,  SEE  THE  SAI.

RETIREMENT PLANS UNDER SECTION 457, SECTION 403(B)(7), OR SECTION 401(K) THERE IS NO SALES CHARGE ON SHARES PURCHASED FOR THE BENEFIT OF A RETIREMENT PLAN UNDER SECTION 457 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), OR FOR A PLAN QUALIFYING UNDER SECTION 403(B) OR 401(K) OF THE CODE IF, AT THE TIME OF PURCHASE, (I) CALVERT GROUP HAS BEEN NOTIFIED IN WRITING THAT THE 403(B)

OR 401(K) PLAN HAS AT LEAST 200 ELIGIBLE EMPLOYEES AND IS NOT SPONSORED BY A K-12 SCHOOL DISTRICT, OR (II) THE COST OR CURRENT VALUE OF SHARES A 401(K) PLAN HAS IN CALVERT GROUP OF FUNDS (EXCEPT MONEY MARKET FUNDS) IS AT LEAST $1 MILLION.

NEITHER THE FUND, NOR CALVERT DISTRIBUTORS, INC. ("CDI"), NOR ANY AFFILIATE THEREOF WILL REIMBURSE A PLAN OR PARTICIPANT FOR ANY SALES CHARGES PAID PRIOR TO RECEIPT OF SUCH WRITTEN COMMUNICATION AND CONFIRMATION BY CALVERT GROUP. PLAN ADMINISTRATORS SHOULD SEND REQUESTS FOR THE WAIVER OF SALES CHARGES BASED ON THE ABOVE CONDITIONS TO: CALVERT GROUP RETIREMENT PLANS, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814.

OTHER  CIRCUMSTANCES
THERE IS NO SALES CHARGE ON SHARES OF ANY FUND OF THE CALVERT GROUP OF FUNDS SOLD TO (I) CURRENT OR RETIRED DIRECTORS, TRUSTEES, OR OFFICERS OF THE CALVERT GROUP OF FUNDS, EMPLOYEES OF CALVERT GROUP, LTD. AND ITS AFFILIATES, OR THEIR FAMILY MEMBERS; (II) CSIF ADVISORY COUNCIL MEMBERS, DIRECTORS, OFFICERS, AND EMPLOYEES OF ANY SUBADVISOR FOR THE CALVERT GROUP OF FUNDS, EMPLOYEES OF BROKER/DEALERS DISTRIBUTING THE FUND'S SHARES AND IMMEDIATE FAMILY MEMBERS OF THE COUNCIL, SUBADVISOR, OR BROKER/DEALER; (III) PURCHASES MADE THROUGH A REGISTERED INVESTMENT ADVISOR; (IV) TRUST DEPARTMENTS OF BANKS OR SAVINGS INSTITUTIONS FOR TRUST CLIENTS OF SUCH BANK OR INSTITUTION, (V) PURCHASES THROUGH A BROKER MAINTAINING AN OMNIBUS ACCOUNT WITH THE FUND, PROVIDED THE PURCHASES ARE MADE BY (A) INVESTMENT ADVISORS OR FINANCIAL PLANNERS PLACING TRADES FOR THEIR OWN ACCOUNTS (OR THE ACCOUNTS OF THEIR CLIENTS) AND WHO CHARGE A MANAGEMENT, CONSULTING, OR OTHER FEE FOR THEIR SERVICES; OR (B) CLIENTS OF SUCH INVESTMENT ADVISORS OR FINANCIAL PLANNERS WHO PLACE TRADES FOR THEIR OWN ACCOUNTS IF SUCH ACCOUNTS ARE LINKED TO THE MASTER ACCOUNT OF SUCH INVESTMENT ADVISOR OR FINANCIAL PLANNER ON THE BOOKS AND RECORDS OF THE BROKER OR AGENT; OR
(C) RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS, INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(A) OR SECTION 403(B) OF THE I.R.C., AND "RABBI TRUSTS."

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS YOU MAY PREARRANGE TO HAVE YOUR DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM ANY CALVERT GROUP FUND AUTOMATICALLY INVESTED IN ANOTHER ACCOUNT WITH NO ADDITIONAL SALES CHARGE.

PURCHASES  MADE  AT  NAV
EXCEPT FOR MONEY MARKET FUNDS, IF YOU MAKE A PURCHASE AT NAV, YOU MAY EXCHANGE THAT AMOUNT TO ANOTHER CALVERT GROUP FUND AT NO ADDITIONAL SALES CHARGE.

REINSTATEMENT  PRIVILEGE
IF YOU REDEEM SHARES AND THEN WITHIN 60 DAYS DECIDE TO REINVEST IN THE SAME FUND, YOU MAY DO SO AT THE NET ASSET VALUE NEXT COMPUTED AFTER THE REINVESTMENT ORDER IS RECEIVED, WITHOUT A SALES CHARGE. YOU MAY USE THE REINSTATEMENT PRIVILEGE ONLY ONCE. THE FUND RESERVES THE RIGHT TO MODIFY OR ELIMINATE THIS PRIVILEGE.

EXHIBIT  B
SERVICE  FEES  AND  OTHER  ARRANGEMENTS  WITH  DEALERS

CALVERT DISTRIBUTORS, INC., THE FUND'S UNDERWRITER, PAYS DEALERS A COMMISSION, OR REALLOWANCE (EXPRESSED AS A PERCENTAGE OF THE OFFERING PRICE FOR CLASS A, AND A PERCENTAGE OF AMOUNT INVESTED FOR CLASS B AND C) WHEN YOU PURCHASE SHARES OF NON-MONEY MARKET FUNDS. CDI ALSO PAYS DEALERS AN ONGOING SERVICE FEE WHILE YOU OWN SHARES OF THAT FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER). THE TABLE BELOW SHOWS THE AMOUNT OF PAYMENT WHICH DIFFERS DEPENDING ON THE CLASS.

MAXIMUM  COMMISSION/SERVICE  FEES

          CLASS  A          CLASS  B*          CLASS  C**
          4.00%/0.25%     4.00%/0.25%     1.00%/1.00%

*CLASS  B  SERVICE  FEES  BEGINS  TO  ACCRUE  IN  13TH  MONTH.
**CLASS C PAYS DEALERS A SERVICE FEE OF 0.25% AND ADDITIONAL COMPENSATION OF 0.75% FOR A TOTAL OF 1.00%. BEGINS TO ACCRUE IN 13TH MONTH.

TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105


PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS WILL BE AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU CAN GET FREE COPIES OF REPORTS AND SAIS, REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUND AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD.  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORT AND SAI AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT-ONLY COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102, TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:     NO.

PRELIMINARY
PROSPECTUS
April 5,  2000
CLASS  I  (INSTITUTIONAL)  SHARES



     -  CALVERT  SOCIAL  INVESTMENT  FUND  (CSIF)  BALANCED
     -  CALVERT  SOCIAL  INDEX
     -  CSIF  MANAGED  INDEX
     -  CSIF  EQUITY
     -  CALVERT  CAPITAL  ACCUMULATION
     -  CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY
     -  CALVERT  NEW  VISION  SMALL  CAP
     -  CALVERT  INCOME
     -  CSIF  BOND

THE  INFORMATION  IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY
NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATES WHERE THE OFFER OR SALE IS NOT PERMITTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOTE: CLASS I SHARES MAY NOT BE AVAILABLE IN ALL FUNDS. PLEASE CALL 1-800-327-2109 FOR AVAILABILITY.


TABLE  OF  CONTENTS

     ABOUT  THE  FUNDS
          INVESTMENT  OBJECTIVE,  STRATEGY,  PAST  PERFORMANCE          1
          FEES  AND  EXPENSES          11
          PRINCIPAL  INVESTMENT  PRACTICES  AND  RISKS          12
     ABOUT  SOCIAL  INVESTING
          INVESTMENT  SELECTION  PROCESS  AND  SOCIALLY  RESPONSIBLE  INVESTMENT
     CRITERIA          14
          HIGH  SOCIAL  IMPACT  INVESTMENTS          16
          SPECIAL  EQUITIES          17
     ABOUT  YOUR  INVESTMENT
          SUBADVISORS  AND  PORTFOLIO  MANAGERS          17
          ADVISORY  FEES          18
          HOW  TO  OPEN  AN  ACCOUNT          18
          IMPORTANT  -  HOW  SHARES  ARE  PRICED          18
          WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED          19
          OTHER  CALVERT  GROUP  FEATURES  (EXCHANGES,  MINIMUM ACCOUNT BALANCE,
             ETC.)          19
          DIVIDENDS,  CAPITAL  GAINS  AND  TAXES          19
          HOW  TO  SELL  SHARES          20

CSIF  BALANCED  (NOTE:  FORMERLY  KNOWN  AS  CSIF  MANAGED  GROWTH)
ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISORS      BROWN  CAPITAL  MANAGEMENT, INC.
                 NCM  CAPITAL  MANAGEMENT,  INC.

OBJECTIVE
CSIF BALANCED SEEKS TO ACHIEVE A COMPETITIVE TOTAL RETURN THROUGH AN ACTIVELY MANAGED PORTFOLIO OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS WHICH OFFER INCOME AND CAPITAL GROWTH OPPORTUNITY AND WHICH SATISFY THE INVESTMENT AND SOCIAL CRITERIA.


PRINCIPAL  INVESTMENT  STRATEGIES:

THE FUND TYPICALLY INVESTS ABOUT 60% OF ITS ASSETS IN STOCKS AND 40% IN BONDS OR OTHER FIXED-INCOME INVESTMENTS. STOCK INVESTMENTS ARE PRIMARILY COMMON STOCK IN LARGE-CAP COMPANIES, WHILE THE FIXED-INCOME INVESTMENTS ARE PRIMARILY A WIDE VARIETY OF INVESTMENT GRADE BONDS. CSIF BALANCED INVESTS IN A COMBINATION OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS IN AN ATTEMPT TO PROVIDE A COMPLETE INVESTMENT PORTFOLIO IN A SINGLE PRODUCT. THE ADVISOR REBALANCES THE FUND QUARTERLY TO ADJUST FOR CHANGES IN MARKET VALUE. THE FUND IS A LARGE-CAP, GROWTH-ORIENTED U.S. DOMESTIC PORTFOLIO, ALTHOUGH IT MAY HAVE OTHER INVESTMENTS, INCLUDING SOME FOREIGN SECURITIES AND SOME MID-CAP STOCKS. FOR THE EQUITY PORTION, THE FUND SEEKS COMPANIES WITH BETTER THAN AVERAGE EXPECTED GROWTH RATES AT LOWER THAN AVERAGE VALUATIONS. THE FIXED-INCOME PORTION REFLECTS AN ACTIVE TRADING STRATEGY, SEEKING TOTAL RETURN AND FOCUSES ON A DURATION TARGET APPROXIMATING THE LEHMAN AGGREGATE BOND INDEX.

EQUITY INVESTMENTS ARE SELECTED BY THE TWO SUBADVISORS, WHILE THE ADVISOR MANAGES THE FIXED-INCOME ASSETS AND DETERMINES THE OVERALL MIX FOR THE FUND DEPENDING UPON ITS VIEW OF MARKET CONDITIONS AND ECONOMIC OUTLOOK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:
     -     THE  STOCK  OR  BOND  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  STOCKS  AND  BONDS  IN  THE  FUND  DO  NOT
              PERFORM  AS  WELL  AS  EXPECTED
     - FOR THE FIXED-INCOME PORTION OF THE FUND, THE ADVISOR'S FORECAST AS TO INTEREST RATES IS NOT CORRECT
     - FOR THE FOREIGN SECURITIES HELD IN THE FUND, IF FOREIGN CURRENCY VALUES GO DOWN VERSUS THE U.S. DOLLAR
     -     THE  ADVISOR'S  ALLOCATION  AMONG  DIFFERENT  SECTORS  OF  THE
              STOCK  AND  BOND MARKETS DOES NOT PERFORM AS WELL AS
              EXPECTED

THE ACTIVE TRADING STRATEGY FOR THE FIXED INCOME PORTION OF THE FUND MAY CAUSE THE FUND TO HAVE, RELATIVE TO OTHER BALANCED FUNDS, A HIGH AMOUNT OF SHORT-TERM
CAPITAL  GAINS,          WHICH  ARE  TAXABLE  TO  YOU AT THE ORDINARY INCOME TAX
RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER BALANCED FUND INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 10/21/82. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


CALENDAR  YEAR-BY-YEAR  CSIF  BALANCED  TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '98;    12.42%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '98;    (6.47%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                             1  YEAR     5  YEAR     10  YEAR

CSIF  BALANCED                7.22%      15.50%       10.33%
S&P  500  INDEX  MONTHLY
     REINVESTED              21.03%      28.54%       18.19%
     LEHMAN  AGGREGATE  BOND
     INDEX  TR               (0.82%)      7.73%        7.70%
     LIPPER  BALANCED  FUND  INDEX
                              8.98%      16.33%       12.26%

CALVERT  SOCIAL  INDEX  FUND

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR

OBJECTIVE
THE  FUND  SEEKS  TO  MATCH  THE  PERFORMANCE  OF  THE  CALVERT  SOCIAL  INDEX.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND EMPLOYS A PASSIVE MANAGEMENT STRATEGY DESIGNED TO TRACK, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF THE CALVERT SOCIAL INDEX. THE FUND INTENDS TO USE A REPLICATION INDEX METHOD, INVESTING IN EACH STOCK IN THE INDEX IN ABOUT THE SAME PROPORTION AS REPRESENTED IN THE INDEX ITSELF. HOWEVER, BECAUSE THE FUND IS NEW AND JUST BEGINNING OPERATIONS, IT WOULD BE VERY EXPENSIVE TO BUY AND SELL ALL OF THE STOCKS HELD IN THE INDEX. THUS, UNTIL THE FUND'S ASSETS REACH A
CERTAIN MINIMUM ASSET LEVEL, IT WILL USE A SAMPLING TECHNIQUE OF INDEXING, RATHER THAN THE REPLICATION METHOD. THIS MEANS THAT RATHER THAN BUY EACH STOCK IN THE INDEX, IT WILL USE A COMPUTER PROGRAM TO INVEST IN A REPRESENTATIVE SAMPLE OF STOCKS FROM THE INDEX THAT WILL RESEMBLE THE FULL INDEX IN TERMS OF INDUSTRY WEIGHTINGS, MARKET CAPITALIZATION, PRICE/EARNINGS RATIO, DIVIDEND YIELD, AND OTHER PORTFOLIO CHARACTERISTICS. ONCE THE FUND REACHES A CERTAIN ASSET LEVEL, IT WILL STOP USING THE SAMPLING TECHNIQUE AND REPLACE IT WITH THE PERMANENT STRATEGY OF THE REPLICATION METHOD DISCUSSED ABOVE.

The Calvert Social Index
The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the top 90% of the largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. This universe represents about 1,000 companies.

The socially responsible criteria for the Index are described below. Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Environment: The Index excludes companies that have poor environmental records, including significant compliance and waste management problems. The Index includes companies that have strong programs that focus on reducing overall environmental impact. The Index excludes companies significantly engaged in nuclear power.

Labor Relations: The Index excludes companies that have a record of employment discrimination, anti-union activities or provide unsafe workplaces. The Index includes companies that have a good record of labor relations, including strong diversity programs.

Product Safety: The Index excludes companies that primarily engage in tobacco, alcohol, firearms or gambling. The Index includes companies that produce healthy and safe products and services.

Animal Welfare: The Index excludes companies that abuse animals through methods of factory farming. The Index includes consumer product companies that demonstrate a reduction in the use of animal testing, if applicable.

Military Weapons: The Index excludes companies that are primarily engaged in weapons contracting with the Department of Defense.

Community Relations: The Index excludes companies that are not responsive to communities where they operate. The Index includes companies that are responsible citizens in these communities.

Human Rights: The Index excludes companies that directly contribute to human rights violations worldwide. The Index includes companies that have adopted human rights standards in their overseas operations.

Indigenous Peoples Rights: The Index excludes companies that are significantly engaged in a pattern and practice of violating the rights of indigenous people. The Index includes companies that are engaged in positive portrayals of Native Americans and other indigenous peoples.


PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM THE STOCK MARKET FOR ANY OF THE FOLLOWING REASONS:

     -  THE  STOCK  MARKET  OR  THE  CALVERT  SOCIAL  INDEX  GOES  DOWN
     - THE INDIVIDUAL STOCKS IN THE FUND OR THE INDEX DO NOT PERFORM AS WELL AS EXPECTED
     - AN INDEX FUND HAS OPERATING EXPENSES; A MARKET INDEX DOES NOT. THE FUND - WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE WHILE SATISFYING ITS INVESTMENT AND SOCIAL CRITERIA - WILL NOT BE ABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHAT  IS  INDEXING?
AN INDEX IS AN UNMANAGED GROUP OF SECURITIES WHOSE OVERALL PERFORMANCE IS USED AS A STANDARD TO MEASURE INVESTMENT PERFORMANCE. AN INDEX (OR "PASSIVELY MANAGED") FUND TRIES TO MATCH, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF AN ESTABLISHED TARGET INDEX.

INDEX FUNDS ARE NOT ACTIVELY MANAGED BY INVESTMENT ADVISORS WHO BUY AND SELL SECURITIES BASED ON RESEARCH AND ANALYSIS IN AN ATTEMPT TO OUTPERFORM A
PARTICULAR  BENCHMARK  OR  THE  MARKET  AS  A  WHOLE. RATHER, INDEX FUNDS SIMPLY
ATTEMPT  TO  MIRROR  WHAT  THE  TARGET  INDEX  DOES,  FOR  BETTER  OR FOR WORSE.

TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE, THE FUND ATTEMPTS TO REMAIN FULLY INVESTED IN STOCKS. TO HELP STAY FULLY INVESTED, AND TO REDUCE TRANSACTION COSTS, THE FUND MAY INVEST, TO A LIMITED EXTENT IN STOCK FUTURES AND OPTIONS CONTRACTS, OR OTHER REGISTERED INVESTMENT COMPANIES. THE FUND MAY PURCHASE U.S. TREASURY SECURITIES IN CONNECTION WITH ITS HEDGING ACTIVITIES.

ALTHOUGH INDEX FUNDS, BY THEIR NATURE TEND TO BE TAX-EFFICIENT INVESTMENT VEHICLES, THE FUND GENERALLY IS MANAGED WITHOUT REGARD TO TAX RAMIFICATIONS.

(NO PERFORMANCE RESULTS ARE SHOWN FOR THE FUND SINCE IT WAS RECENTLY ORGANIZED.)

CSIF  MANAGED  INDEX

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR       STATE  STREET  GLOBAL ADVISORS

OBJECTIVE
CSIF MANAGED INDEX SEEKS A TOTAL RETURN AFTER EXPENSES WHICH EXCEEDS OVER TIME THE TOTAL RETURN OF THE RUSSELL 1000 INDEX. IT SEEKS TO OBTAIN THIS OBJECTIVE WHILE MAINTAINING RISK CHARACTERISTICS SIMILAR TO THOSE OF THE RUSSELL 1000 INDEX AND THROUGH INVESTMENTS IN STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

PRINCIPAL  INVESTMENT  STRATEGIES:
THE FUND INVESTS IN STOCKS THAT MEET THE SOCIAL CRITERIA AND CREATES A PORTFOLIO WHOSE CHARACTERISTICS CLOSELY RESEMBLE THE CHARACTERISTICS OF THE RUSSELL 1000 INDEX, WHILE EMPHASIZING THE STOCKS WHICH IT BELIEVES OFFER THE GREATEST POTENTIAL OF RETURN.

CSIF MANAGED INDEX FOLLOWS AN ENHANCED INDEX MANAGEMENT STRATEGY. INSTEAD OF PASSIVELY HOLDING A REPRESENTATIVE BASKET OF SECURITIES DESIGNED TO MATCH THE RUSSELL 1000 INDEX, THE SUBADVISOR ACTIVELY USES A PROPRIETARY ANALYTICAL MODEL TO ATTEMPT TO ENHANCE THE FUND'S PERFORMANCE, RELATIVE TO THE INDEX. THE FUND MAY PURCHASE STOCKS NOT IN THE RUSSELL 1000 INDEX, BUT AT LEAST 65% OF THE
FUND'S TOTAL ASSETS WILL BE INVESTED IN STOCKS THAT ARE IN THE INDEX. ANY INVESTMENTS NOT IN THE INDEX WILL MEET THE FUND'S SOCIAL SCREENING CRITERIA AND BE SELECTED TO CLOSELY MIRROR THE INDEX'S RISK/RETURN CHARACTERISTICS. THE SUBADVISOR REBALANCES THE FUND QUARTERLY TO MAINTAIN ITS RELATIVE EXPOSURE TO THE INDEX.

THE FIRST STEP OF THE INVESTMENT STRATEGY IS TO IDENTIFY THOSE STOCKS IN THE RUSSELL 1000 INDEX WHICH MEET THE FUND'S SOCIAL SCREENING CRITERIA. FROM THIS LIST OF STOCKS, THE SUBADVISOR CHOOSES STOCKS THAT CLOSELY MIRROR THE INDEX IN TERMS OF VARIOUS FACTORS SUCH AS INDUSTRY WEIGHTINGS, CAPITALIZATION, AND YIELD. EVEN THOUGH CERTAIN INDUSTRIES MAY BE ELIMINATED FROM THE FUND BY THE SCREENS, THE FACTOR MODEL PERMITS MATHEMATICAL SUBSTITUTES WHICH THE SUBADVISOR EXPECTS TO MIMIC THE RETURN CHARACTERISTICS OF THE MISSING INDUSTRIES AND STOCKS.

THE FINAL STEP IN THE PROCESS IS TO APPLY THE SUBADVISOR'S PROPRIETARY VALUATION METHOD WHICH ATTEMPTS TO IDENTIFY THE STOCKS WHICH HAVE THE GREATEST POTENTIAL FOR SUPERIOR PERFORMANCE. EACH SECURITY IDENTIFIED FOR POTENTIAL INVESTMENT IS RANKED ACCORDING TO TWO SEPARATE MEASURES: VALUE AND MOMENTUM OF MARKET SENTIMENT. THESE TWO MEASURES COMBINE TO CREATE A SINGLE COMPOSITE SCORE OF EACH STOCK'S ATTRACTIVENESS. THE FUND IS CONSTRUCTED FROM SECURITIES THAT MEET ITS SOCIAL CRITERIA, WEIGHTED THROUGH A MATHEMATICAL PROCESS THAT SEEKS TO REDUCE RISK VIS- -VIS THE RUSSELL 1000 INDEX.

THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS ADJUSTED, OR RECONSTITUTED, ANNUALLY. AS OF THE LATEST RECONSTITUTION, THE AVERAGE MARKET CAPITALIZATION OF THE RUSSELL 1000 WAS APPROXIMATELY $91.485 BILLION. PRINCIPAL RISKS:

YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKET  OR  THE  RUSSELL  1000  INDEX  GOES  DOWN
     - THE INDIVIDUAL STOCKS IN THE FUND OR THE INDEX MODELING PORTFOLIO DO NOT PERFORM AS WELL AS EXPECTED
     - AN INDEX FUND HAS OPERATING EXPENSES; A MARKET INDEX DOES NOT. THE FUND - WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE WHILE SATISFYING ITS OWN INVESTMENT AND SOCIAL CRITERIA - WILL NOT BE ABLE TO MATCH
             THE PERFORMANCE OF THE INDEX  EXACTLY

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE FUND IS NOT SPONSORED, SOLD, PROMOTED OR ENDORSED BY THE FRANK RUSSELL COMPANY.

TRACKING  THE  INDEX

THE SUBADVISOR EXPECTS THE ANNUAL TRACKING ERROR, RELATIVE TO THE RETURN OF THE INDEX BEFORE DEDUCTING EXPENSES, TO BE WITHIN CERTAIN LIMITS ESTABLISHED BY THE ADVISOR AND SUBADVISOR. THE FUND'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE RUSSELL 1000 INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER LARGE CAP CORE INDEX. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CSIF  MANAGED  INDEX  TOTAL  RETURN


[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q1  '99;    14.72%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '99;    (6.32%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                         1  YEAR      5  YEAR     10  YEAR
CSIF  MANAGED  INDEX     17.65%       N/A1         N/A
RUSSELL  1000  INDEX  TR 20.91%       N/A          N/A
LIPPER  LARGE  CAP  CORE  INDEX
                         19.35%       N/A          N/A

1SINCE INCEPTION (4/30/98) 17.45%; RUSSELL 1000 INDEX TR 19.20%; LIPPER LARGE CAP CORE INDEX 18.16%. THE MONTH END DATE OF 4/30/98 IS USED FOR COMPARISON PURPOSES ONLY, ACTUAL FUND INCEPTION IS 4/15/98.

CSIF  EQUITY

ADVISOR        CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR     ATLANTA  CAPITAL  MANAGEMENT COMPANY,  L.L.C

OBJECTIVE
CSIF EQUITY SEEKS GROWTH OF CAPITAL THROUGH INVESTMENT IN STOCKS OF ISSUERS IN INDUSTRIES BELIEVED TO OFFER OPPORTUNITIES FOR POTENTIAL CAPITAL APPRECIATION AND WHICH MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES:

THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF LARGE-CAP COMPANIES HAVING, ON AVERAGE, MARKET CAPITALIZATION OF AT LEAST $1 BILLION. INVESTMENT RETURNS WILL BE MOSTLY FROM CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION).

THE SUBADVISOR LOOKS FOR GROWING COMPANIES WITH A HISTORY OF STEADY EARNINGS GROWTH. COMPANIES ARE SELECTED BASED ON THE SUBADVISOR'S OPINION THAT THE COMPANY HAS THE ABILITY TO SUSTAIN GROWTH THROUGH GROWING PROFITABILITY AND THAT THE STOCK IS FAVORABLY PRICED WITH RESPECT TO THOSE GROWTH EXPECTATIONS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL STOCKS IN THE FUND DO NOT PERFORM AS WELL
             AS EXPECTED

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER MULTI-CAP CORE INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 11/1/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 8/24/87. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 11/1/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CSIF  EQUITY  TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '98;    26.98%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '98;    (17.56%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                         1  YEAR      5  YEAR     10  YEAR
CSIF  EQUITY             23.47%       19.05%       10.44%
S&P  500  INDEX  MONTHLY
     REINVESTED          21.03%       28.54%       18.19%
LIPPER  MULTI-CAP  CORE  INDEX
                         20.79%       23.59%       16.05%

CALVERT  CAPITAL  ACCUMULATION

DVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR      BROWN CAPITAL MANAGEMENT, INC.

OBJECTIVE
CAPITAL ACCUMULATION SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MID-CAP STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

PRINCIPAL INVESTMENT STRATEGIES -- INVESTMENTS ARE PRIMARILY IN THE COMMON STOCKS OF MID-SIZE COMPANIES.
RETURNS IN THE FUND WILL BE MOSTLY FROM THE CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION.) THE FUND CURRENTLY DEFINES MID-CAP COMPANIES AS THOSE WITHIN THE RANGE OF MARKET CAPITALIZATIONS OF THE STANDARD AND POOR'S MID-CAP 400 INDEX. MOST COMPANIES IN THE INDEX HAVE A CAPITALIZATION OF $500
MILLION TO $10 BILLION. STOCKS CHOSEN FOR THE FUND COMBINE GROWTH AND VALUE CHARACTERISTICS OR OFFER THE OPPORTUNITY TO BUY GROWTH AT A REASONABLE PRICE.

THE SUBADVISOR FAVORS COMPANIES WHICH HAVE AN ABOVE MARKET AVERAGE PROSPECTIVE GROWTH RATE, BUT SELL AT BELOW MARKET AVERAGE VALUATIONS. THE SUBADVISOR EVALUATES EACH STOCK IN TERMS OF ITS GROWTH POTENTIAL, THE RETURN FOR RISK FREE INVESTMENTS AND THE RISK AND REWARD POTENTIAL FOR THE COMPANY TO DETERMINE A REASONABLE PRICE FOR THE STOCK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO  NOT  PERFORM  AS
             WELL  AS  EXPECTED
     - THE POSSIBILITY OF GREATER RISK BY INVESTING IN MEDIUM-SIZED COMPANIES RATHER THAN LARGER, MORE ESTABLISHED COMPANIES
     - THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER
              NUMBER OF COMPANIES. GAINS OR LOSSES ON A SINGLE STOCK MAY HAVE GREATER IMPACT ON THE FUND.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S MID-CAP 400 INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER MID-CAP GROWTH INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 10/31/94. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CAPITAL  ACCUMULATION
TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '98;   25.03%
WORST  QUARTER:  (OF  PERIOD  SHOWN)  Q3  '99;    (14.65%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
                         1  YEAR     5  YEAR     10  YEAR
CAPITAL  ACCUMULATION     6.79%       20.31%     NA1
S&P  MID-CAP  400  INDEX  TR
                          14.72%      23.05%     NA
LIPPER MID-CAP  GROWTH  INDEX
                          73.72%      28.07%     NA

1     SINCE  INCEPTION  (10/31/94) 20.12%; S&P MID CAP 400 INDEX 21.34%;     AND
LIPPER  MID-CAP  GROWTH  FUNDS  INDEX  26.73%.

CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR       MURRAY  JOHNSTONE INTERNATIONAL,  LTD.

OBJECTIVE
CWVF INTERNATIONAL EQUITY SEEKS TO PROVIDE A HIGH TOTAL RETURN CONSISTENT WITH REASONABLE RISK BY INVESTING PRIMARILY IN A GLOBALLY DIVERSIFIED PORTFOLIO OF STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES:
THE FUND IDENTIFIES THOSE COUNTRIES WITH MARKETS AND ECONOMIES THAT IT BELIEVES CURRENTLY PROVIDE THE MOST FAVORABLE CLIMATE FOR INVESTING. THE FUND INVESTS
PRIMARILY  IN  THE  COMMON  STOCKS  OF MID- TO LARGE-CAP COMPANIES USING A VALUE
APPROACH. THE SUBADVISOR SELECTS COUNTRIES BASED ON A "20 QUESTIONS" MODEL WHICH USES MACRO- AND MICRO-ECONOMIC INPUTS TO RANK THE ATTRACTIVENESS OF
MARKETS IN VARIOUS COUNTRIES. WITHIN EACH COUNTRY, THE SUBADVISOR USES VALUATION TECHNIQUES THAT HAVE BEEN SHOWN TO BEST DETERMINE VALUE WITHIN THAT MARKET. IN SOME COUNTRIES, THE VALUATION PROCESS MAY FAVOR THE COMPARISON OF PRICE-TO-CASH-FLOW WHILE IN OTHER COUNTRIES, PRICE-TO-SALES OR PRICE-TO-BOOK MAY BE MORE USEFUL IN DETERMINING WHICH STOCKS ARE UNDERVALUED.

THE FUND INVESTS PRIMARILY IN MORE DEVELOPED ECONOMIES AND MARKETS. NO MORE THAN 5% OF FUND ASSETS ARE INVESTED IN THE U.S. (EXCLUDING HIGH SOCIAL IMPACT AND SPECIAL EQUITIES INVESTMENTS).

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKETS  (INCLUDING  THOSE  OUTSIDE  THE  U.S.)
             GO DOWN
     -     THE  INDIVIDUAL STOCKS IN THE FUND DO NOT PERFORM AS WELL
             AS EXPECTED
     -     FOREIGN  CURRENCY  VALUES  GO  DOWN  VERSUS  THE  U.S.  DOLLAR

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER INTERNATIONAL FUND INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 7/2/92. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CWVF  INTERNATIONAL  EQUITY
TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '99;    20.60%
WORST  QUARTER:  (OF  PERIOD  SHOWN)  Q3  '98;    (14.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)


                               1  YEAR     5  YEAR     10  YEAR
CWVF  INTERNATIONAL  EQUITY     30.97%     15.21%          NA1
MSCI  EAFE  INDEX  GD           27.30%     13.15%          NA
LIPPER  INTERNATIONAL  FUND
     INDEX                      37.83%     15.96%          NA

1 SINCE INCEPTION (7/31/92) 12.70%; MSCI EAFE INDEX GD 14.17%; AND LIPPER INTERNATIONAL FUNDS INDEX 14.96%. THE MONTH END DATE OF 7/31/92 IS USED FOR
COMPARISON  PURPOSES  ONLY,  ACTUAL  FUND  INCEPTION  IS  7/2/92.

CALVERT  NEW  VISION  SMALL  CAP

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR       AWAD  ASSET MANAGEMENT, INC.

OBJECTIVE
NEW VISION SMALL CAP SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN SMALL-CAP STOCKS THAT MEETS THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

PRINCIPAL  INVESTMENT  STRATEGIES
AT LEAST 65% OF THE FUND'S ASSETS WILL BE INVESTED IN THE COMMON STOCKS OF SMALL-CAP COMPANIES. RETURNS IN THE FUND WILL BE MOSTLY FROM THE CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION). THE FUND CURRENTLY DEFINES SMALL-CAP COMPANIES AS THOSE WITH MARKET CAPITALIZATION OF $1 BILLION OR LESS AT THE TIME THE FUND INITIALLY INVESTS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO  NOT  PERFORM  AS
             WELL  AS  EXPECTED
     - PRICES OF SMALL-CAP STOCKS MAY RESPOND TO MARKET ACTIVITY DIFFERENTLY THAN LARGER MORE ESTABLISHED COMPANIES

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE RUSSELL 2000 INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER SMALL-CAP CORE INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 1/31/97. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  NEW  VISION  SMALL  CAP
TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '99;    23.88%
WORST  QUARTER:  (OF  PERIOD  SHOWN)  Q3  '98;    (21.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                                  1  YEAR       5  YEAR     10  YEAR
NEW  VISION  SMALL  CAP           24.06%           NA1            NA
RUSSELL  2000  INDEX  TR          21.26%           NA             NA
LIPPER  SMALL-CAP  CORE  INDEX    20.17%           NA             NA

1  SINCE  INCEPTION  (1/31/97)  4.08%;  RUSSELL  2000  INDEX  TR  12.69%;
  LIPPER  SMALL-CAP  CORE  FUNDS  INDEX  11.79%.

CALVERT  INCOME

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.

OBJECTIVE
CALVERT INCOME FUND SEEKS TO MAXIMIZE LONG-TERM INCOME, TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT AND PRESERVATION OF CAPITAL, THROUGH INVESTMENT IN BONDS AND OTHER INCOME PRODUCING SECURITIES.


PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND USES AN ACTIVE STRATEGY, SEEKING RELATIVE VALUE TO EARN INCREMENTAL INCOME. THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS ASSETS IN INVESTMENT GRADE DEBT SECURITIES.


PRINCIPAL  RISKS:

YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  FOR  ANY  OF  THE  FOLLOWING  REASONS:

     -     THE  BOND  MARKET  GOES  DOWN.
     -     THE  INDIVIDUAL  BONDS  IN  THE  FUND  DO  NOT  PERFORM  AS
             WELL  AS  EXPECTED.
     -     THE  ADVISOR'S  FORECAST  AS  TO  INTEREST  RATES  IS  NOT  CORRECT.
     -     THE  ADVISOR'S  ALLOCATION  AMONG  DIFFERENT  SECTORS  OF  THE
             BOND  MARKET  DOES  NOT  PERFORM  AS  WELL  AS  EXPECTED.
     -     THE  FUND  IS  NON-DIVERSIFIED.  COMPARED  TO  OTHER  FUNDS,
             THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER
             NUMBER OF COMPANIES.  GAINS  OR  LOSSES  ON  A  SINGLE BOND
             MAY HAVE GREATER IMPACT  ON  THE  FUND.

THE  FUND'S  ACTIVE TRADING STRATEGY MAY CAUSE THE FUND TO     HAVE A RELATIVELY
HIGH  AMOUNT  OF  SHORT-TERM CAPITAL GAINS,          WHICH ARE TAXABLE TO YOU AT
THE  ORDINARY  INCOME  TAX  RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN AGGREGATE BOND INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER BBB RATED FUND INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 10/12/82. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CALVERT  INCOME  TOTAL  RETURN


[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q2  '95;    7.04%
WORST  QUARTER:  (OF  PERIOD  SHOWN)  Q1  '94;    (4.56%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                               1  YEAR     5  YEAR     10  YEAR
CALVERT  INCOME                  7.56%     10.23%       8.53%
LEHMAN  AGGREGATE  BOND
     INDEX  TR                  (0.82%)     7.73%       7.70%
LIPPER  BBB  RATED  FUND  INDEX (1.12%)     7.68%       7.72%

CSIF  BOND

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.

OBJECTIVE
CSIF BOND SEEKS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH PRUDENT INVESTMENT RISK AND PRESERVATION OF CAPITAL THROUGH INVESTMENT IN BONDS AND OTHER STRAIGHT DEBT SECURITIES MEETING THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES:
THE FUND USES AN ACTIVE STRATEGY, SEEKING RELATIVE VALUE TO EARN INCREMENTAL INCOME. THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS ASSETS IN INVESTMENT GRADE DEBT SECURITIES.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  FOR  ANY  OF  THE  FOLLOWING  REASONS:

     -     THE  BOND  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  BONDS IN THE FUND DO NOT PERFORM AS WELL
             AS EXPECTED
     -     THE  ADVISOR'S  FORECAST  AS  TO  INTEREST  RATES  IS  NOT  CORRECT
     -     THE  ADVISOR'S  ALLOCATION  AMONG  DIFFERENT  SECTORS  OF  THE
             BOND  MARKET  DOES  NOT  PERFORM  AS  WELL  AS  EXPECTED
     -     THE  FUND  IS  NON-DIVERSIFIED.  COMPARED  TO  OTHER  FUNDS,
             THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER
             NUMBER OF COMPANIES.  GAINS  OR  LOSSES  ON  A  SINGLE BOND
             MAY HAVE GREATER IMPACT  ON  THE  FUND.

THE  FUND'S  ACTIVE TRADING STRATEGY MAY CAUSE THE FUND TO     HAVE A RELATIVELY
HIGH  AMOUNT  OF  SHORT-TERM CAPITAL GAINS,          WHICH ARE TAXABLE TO YOU AT
THE  ORDINARY  INCOME  TAX  RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. BECAUSE CLASS I SHARES HAVE NOT COMMENCED OPERATIONS, THE CHART AND TABLE SHOW THE PERFORMANCE OF THE CLASS A SHARES AT NAV. CLASS I RETURNS WOULD HAVE BEEN SIMILAR, EXCEPT FOR ITS LOWER EXPENSES. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN AGGREGATE BOND INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER CORPORATE DEBT FUNDS A RATED INDEX.
THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CSIF  BOND  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)


[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q3  '91;    5.99%
WORST  QUARTER:  (OF  PERIOD  SHOWN)  Q1  '94;    (3.57%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(CLASS  A  RETURN  AT  NAV)
                         1  YEAR     5  YEAR     10  YEAR
CSIF  BOND:  CLASS  A     0.68%      7.24%     7.21%
LEHMAN  AGGREGATE
     BOND  INDEX  TR     (0.82%)     7.73%     7.70%
LIPPER  CORPORATE  DEBT  FUNDS
     A  RATED  INDEX     (2.04%)     7.25%     7.36%

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF A FUND. ANNUAL FUND OPERATING
EXPENSES  ARE  DEDUCTED  FROM  FUND  ASSETS.


Colunms
1 CSIF Balanced
2.Calvert Social Index
3 CSIF Managed Index
4 CSIF Equity3
5.Capital Accumulation3
6 CWVF International Equity
7 Calvert New Vision Small Cap
8.CSIF Bond
9 Calvert Income


CLASS  I

ANNUAL  FUND  OPERATING  EXPENSES1


MANAGEMENT  FEES

 .55               .70     .60     .75     .90     .85     .45     .50

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES

NONE     NONE     NONE    NONE   NONE     NONE    NONE    NONE     NONE

OTHER  EXPENSES

 .21                .21     .31     .49     .63     1.02     .34     .57

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES

 .76                .91     .91     1.24    1.53     1.87     .79     1.07

FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT2

(.01)             (.16)   (.11)    (.44)  (.48)    (1.05)    (.19)   (.35)

NET  EXPENSES

 .75                .75     .80     .80     1.05     .82      .60      .72


EXAMPLE
THIS  EXAMPLE  IS  INTENDED  TO  HELP  YOU  COMPARE  THE  COST  OF  INVESTING
IN  A  FUND  WITH  THE  COST  OF  INVESTING  IN  OTHER  MUTUAL  FUNDS.
THE  EXAMPLE  ASSUMES  THAT:

-  YOU  INVEST  $1,000,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AS FOLLOWS IF THE CLASS I SHARES ARE HELD FOR 1, 3, 5 OR 10 YEARS:

CSIF BALANCED                    CSIF EQUITY                CSIF BOND
1   $7,659                     1   $8,168                  1   $6,132
3   $24,186                    3   $27,916                 3   $23,329
5   $42,147                    5   $49,312                 5   $42,004
10  $94,171                    10  $110,947               10   $96,022

CALVERT  SOCIAL  INDEX               CWVF  INTERNATIONAL  EQUITY
CAPITAL  ACCUMULATION
1                              1     $10,707               1     $8,168
3                              3     $43,629               3     $34,990
                               5     $78,876               5     $63,868
                              10     $178,267             10     $146,115

CSIF MANAGED INDEX               NEW VISION SMALL CAP       CALVERT INCOME
1    $7,659                    1     $8,371                1     $7,354
3    $27,417                   3     $48,564               3     $30,556
5    $48,823                   5     $91,312               5     $55,617
10   $110,487                 10     $210,453             10     $127,412

PRINCIPAL  INVESTMENT  PRACTICES  AND  RISKS

THE MOST CONCISE DESCRIPTION OF EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS IS UNDER THE EARLIER SUMMARY FOR EACH FUND. THE FUNDS ARE ALSO PERMITTED TO INVEST IN CERTAIN OTHER INVESTMENTS AND TO USE CERTAIN INVESTMENT TECHNIQUES THAT HAVE HIGHER RISKS ASSOCIATED WITH THEM. ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE INVESTMENTS AND TECHNIQUES SUMMARIZED EARLIER, ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS.
FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE TABLE BELOW SHOWS EACH FUND'S LIMITATIONS AS A PERCENTAGE OF ITS ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING THE TABLE FOR A DESCRIPTION OF THE TYPES OF RISKS). NUMBERS IN THIS TABLE SHOW MAXIMUM ALLOWABLE AMOUNT ONLY; FOR ACTUAL USAGE, CONSULT THE FUND'S ANNUAL/SEMI-ANNUAL REPORTS.

J     FUND  CURRENTLY  USES
     Q     PERMITTED,  BUT  NOT  TYPICALLY  USED
          (%  OF  ASSETS  ALLOWABLE,  IF  RESTRICTED)
     8     NOT  PERMITTED
     XN     ALLOWED  UP  TO  X%  OF  FUND'S  NET  ASSETS
     XT     ALLOWED  UP  TO  X%  OF  FUND'S  TOTAL  ASSETS
     NA     NOT  APPLICABLE  TO  THIS  TYPE  OF  FUND


Column 1 = Explanation of Practice
Column 2 = CSIF Balanced
Column 3 = Calvert Social Index
Column 4 = CSIF Managed Index
Column 5 = CSIF Equity
Column 6 = Capital Accumulation
Column 7 = CWVF International Equity
Column 8 = Calvert New Vision Small Cap
Column 9 = CSIF Bond


INVESTMENT  PRACTICES

-------------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8      9


ACTIVE  TRADING  STRATEGY/TURNOVER  INVOLVES  SELLING  A  SECURITY
SOON  AFTER  PURCHASE.  AN  ACTIVE  TRADING  STRATEGY  CAUSES  A  FUND  TO
HAVE PORTFOLIO TURNOVER COMPARED TO OTHER FUNDS AND HIGHER TRANSACTION COSTS, SUCH AS COMMISSIONS AND CUSTODIAN AND
SETTLEMENT  FEES,  AND  MAY  INCREASE  A  FUND'S  TAX  LIABILITY.
RISKS:  OPPORTUNITY,  MARKET  AND  TRANSACTION.

J     NA     Q          Q     Q     Q     Q     J     J


TEMPORARY  DEFENSIVE  POSITIONS.  DURING  ADVERSE  MARKET,
ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY INCREASING ITS INVESTMENT IN U.S. GOVERNMENT SECURITIES AND OTHER SHORT-TERM INTEREST-
BEARING SECURITIES. DURING TIMES OF ANY TEMPORARY DEFENSIVE POSITIONS, A FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE. RISKS: OPPORTUNITY.

                                   (35T)
Q     NA     Q          Q     Q     Q     Q     Q     Q


HEDGING  STRATEGIES.  THE  USE  OF  SHORT  SALES  OF  US  TREASURY
SECURITIES  FOR  THE  LIMITED  PURPOSE  OF  HEDGING  THE  FUND'S
DURATION  (DURATION  IS  A  MEASURE OF THE INTEREST RATE-SENSITIVITY
OF  THE  FUND).  ANY  SHORT  SALES  ARE  "COVERED"  WITH  AN  EQUIVALENT
AMOUNT OF HIGH QUALITY, LIQUID SECURITIES IN A SEGREGATED ACCOUNT AT THE FUND'S CUSTODIAN. RISKS: CORRELATION, MANAGEMENT
AND  OPPORTUNITY

8     Q      8          8     8     8     8     8     J


CONVENTIONAL  SECURITIES
FOREIGN  SECURITIES.  SECURITIES  ISSUED  BY  COMPANIES  LOCATED
OUTSIDE  THE U.S. AND/OR TRADED PRIMARILY ON A FOREIGN EXCHANGE.
RISKS:  MARKET,  CURRENCY,  TRANSACTION,  LIQUIDITY,
INFORMATION  AND  POLITICAL.

25N    5N4   8         25N   25N    J   15T1   25N   30N


SMALL  CAP  STOCKS.  INVESTING  IN  SMALL  COMPANIES  INVOLVES
GREATER RISK THAN WITH MORE ESTABLISHED COMPANIES. SMALL CAP STOCK PRICE S ARE MORE VOLATILE AND THE COMPANIES OFTEN HAVE
LIMITED  PRODUCT  LINES,  MARKETS,  FINANCIAL  RESOURCES,  AND
MANAGEMENT  EXPERIENCE.     RISKS:  MARKET,  LIQUIDITY
AND  INFORMATION.

Q      NA     NA        Q     Q     Q     J     NA     8


INVESTMENT  GRADE  BONDS.  BONDS  RATED  BBB/BAA  OR  HIGHER  OR
COMPARABLE  UNRATED  BONDS.  RISKS:  INTEREST  RATE,  MARKET
AND  CREDIT.

                            (35N) (35N)
J      NA     NA        Q     Q     Q     Q     J     J


BELOW-INVESTMENT  GRADE  BONDS.  BONDS  RATED  BELOW  BBB/BAA
COMPARABLE UNRATED BONDS ARE CONSIDERED JUNK BONDS. THEY ARE SUBJECT TO GREATER CREDIT RISK THAN INVESTMENT GRADE BONDS.
RISKS:  CREDIT,  MARKET,  INTEREST  RATE,  LIQUIDITY
AND  INFORMATION.

20N2   NA2    NA       20N2  10N2   5N2   5N2   20N2  35N


UNRATED DEBT SECURITIES. BONDS THAT HAVE NOT BEEN RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE
CREDIT  QUALITY  BASED  ON  ITS  OWN  RESEARCH.  RISKS:  CREDIT,
MARKET,  INTEREST  RATE,  LIQUIDITY     AND  INFORMATION.

J      NA2    NA         Q     Q     Q     Q     J     J


ILLIQUID  SECURITIES.  SECURITIES  WHICH  CANNOT  BE
READILY  SOLD BECAUSE THERE IS NO ACTIVE MARKET.
RISKS:  LIQUIDITY,  MARKET  AND  TRANSACTION.

15N    15N    15N        15N   15N   15N   15N   15N   15N


UNLEVERAGED  DERIVATIVE  SECURITIES
ASSET-BACKED  SECURITIES.  SECURITIES  ARE  BACKED  BY  UNSECURED
DEBT, SUCH AS CREDIT CARD DEBT. THESE SECURITIES ARE OFTEN GUARANTEED OR OVER-COLLATERALIZED TO ENHANCE THEIR CREDIT QUALITY.
RISKS:  CREDIT,  INTEREST  RATE  AND  LIQUIDITY.

J      NA      NA         Q     Q     Q     Q     J     J


MORTGAGE-BACKED SECURITIES. SECURITIES ARE BACKED BY POOLS OF MORTGAGES, INCLUDING PASSTHROUGH CERTIFICATES, AND OTHER SENIOR CLASSES OF COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). RISKS:
CREDIT,  EXTENSION,  PREPAYMENT,  LIQUIDITY  AND  INTEREST  RATE.

J      NA      NA         Q     Q     Q     Q     J     J


PARTICIPATION  INTERESTS.  SECURITIES  REPRESENTING  AN  INTEREST
IN  ANOTHER  SECURITY  OR  IN  BANK LOANS.
RISKS:  CREDIT,  INTEREST  RATE  AND  LIQUIDITY.

Q      NA      NA         Q     Q     Q     Q     Q     Q


LEVERAGED  DERIVATIVE  INSTRUMENTS
CURRENCY  CONTRACTS.  CONTRACTS  INVOLVING  THE  RIGHT  OR
OBLIGATION TO BUY OR SELL A GIVEN AMOUNT OF FOREIGN CURRENCY
AT  A  SPECIFIED  PRICE  AND  FUTURE  DATE.  RISKS:  CURRENCY,
LEVERAGE,  CORRELATION,  LIQUIDITY  AND  OPPORTUNITY.

Q      NA     NA          Q     5T     5T     8     Q    Q


OPTIONS  ON  SECURITIES  AND  INDICES.  CONTRACTS  GIVING  THE
HOLDER  THE  RIGHT  BUT  NOT  THE  OBLIGATION  TO  PURCHASE  OR  SELL  A
SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. IN THE CASE
OF SELLING (WRITING) OPTIONS, THE FUNDS WILL WRITE CALL OPTIONS ONLY IF THEY ALREADY OWN THE SECURITY (IF IT IS "COVERED").
RISKS:  INTEREST  RATE,  CURRENCY,  MARKET,  LEVERAGE,
CORRELATION,  LIQUIDITY,  CREDIT  AND  OPPORTUNITY.

5T3     5T3   5T3        5T3    5T3    5T3    5T3    5T3  5T3


FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE. RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY AND OPPORTUNITY.

Q       Q      Q          Q      Q      Q      Q     Q      Q
5N     5N      5N        5N     5N     5N     5N    5N     5N


STRUCTURED  SECURITIES.  INDEXED  AND/OR  LEVERAGED  MORTGAGE-
BACKED AND OTHER DEBT SECURITIES, INCLUDING PRINCIPAL-ONLY AND INTEREST-ONLY SECURITIES, LEVERAGED FLOATING RATE SECURITIES, AND
OTHERS.  THESE     SECURITIES  TEND  TO  BE  HIGHLY  SENSITIVE TO INTEREST
RATE  MOVEMENTS  AND  THEIR  PERFORMANCE  MAY  NOT  CORRELATE  TO
THESE  MOVEMENTS  IN  A  CONVENTIONAL  FASHION.  RISKS:  CREDIT,
INTEREST  RATE,  EXTENSION,  PREPAYMENT,  MARKET,  LEVERAGE,
LIQUIDITY  AND  CORRELATION.

Q      NA      NA         NA     Q      NA     NA     Q     Q


THE FUNDS HAVE ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS THAT ARE NOT PRINCIPAL TO THEIR INVESTMENT STRATEGIES (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, SECURITIES LENDING, WHEN-ISSUED SECURITIES AND SHORT SALES.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE SAI.
1 NEW VISION MAY INVEST ONLY IN AMERICAN DEPOSITORY RECEIPTS (ADRS) - DOLLAR-DENOMINATED RECEIPTS REPRESENTING SHARES OF A FOREIGN ISSUER. ADRS ARE TRADED ON US EXCHANGES. SEE THE SAI.
2     EXCLUDES  ANY  HIGH  SOCIAL  IMPACT  INVESTMENTS.
3     BASED  ON  NET  PREMIUM  PAYMENTS.
4 CALVERT SOCIAL INDEX MAY INVEST IN FOREIGN SECURITIES TO THE EXTENT NECESSARY TO CARRY OUT ITS INVESTMENT STRATEGY OF HOLDING ALL OF THE STOCKS THAT COMPRISE THE INDEX.

TYPES  OF  INVESTMENT  RISK
CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED
RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE U.S. DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO U.S. DOLLARS.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL
GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.


MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT MARKET RATE, WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

INVESTMENT  SELECTION  PROCESS  (NOT  APPLICABLE  TO  CALVERT  INCOME  FUND)

CALVERT  SOCIAL  INDEX
CALVERT  SOCIAL  INDEX  FUND  PURCHASES  STOCKS IN THE CALVERT SOCIAL INDEX. THE
CALVERT SOCIAL INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES THAT MEET THE SOCIAL INVESTMENT CRITERIA SELECTED FROM THE UNIVERSE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. SOCIAL INVESTMENT CRITERIA INCLUDE ENVIRONMENT, WORKPLACE ISSUES, PRODUCT SAFETY AND IMPACT, INTERNATIONAL OPERATIONS AND HUMAN RIGHTS AND WEAPONS CONTRACTING.

CSIF BALANCED, CSIF MANAGED INDEX, CSIF EQUITY, CSIF BOND, CALVERT CAPITAL ACCUMULATION, CALVERT WORLD VALUES INTERNATIONAL EQUITY, AND CALVERT NEW VISION SMALL CAP
INVESTMENTS FOR THESE FUNDS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. POTENTIAL INVESTMENTS FOR A FUND ARE FIRST SELECTED FOR FINANCIAL SOUNDNESS AND THEN EVALUATED ACCORDING TO THAT FUND'S SOCIAL CRITERIA. TO THE GREATEST EXTENT POSSIBLE, CALVERT SOCIAL INVESTMENT FUND (CSIF) AND CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND (CWVF) SEEK TO INVEST IN COMPANIES THAT EXHIBIT POSITIVE ACCOMPLISHMENTS WITH RESPECT TO ONE OR MORE OF THE SOCIAL CRITERIA. INVESTMENTS FOR ALL FUNDS MUST MEET THE MINIMUM STANDARDS FOR ALL ITS FINANCIAL AND SOCIAL CRITERIA.

ALTHOUGH EACH FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES, CAMCO AND THE SUBADVISORS OF

THE FUNDS BELIEVE THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS WHICH SATISFY EACH FUND'S INVESTMENT AND SOCIAL OBJECTIVES.

THE SELECTION OF AN INVESTMENT BY A FUND DOES NOT CONSTITUTE ENDORSEMENT OR VALIDATION BY THAT FUND, NOR DOES THE EXCLUSION OF AN INVESTMENT NECESSARILY REFLECT FAILURE TO SATISFY THE FUND'S SOCIAL CRITERIA. INVESTORS ARE INVITED TO SEND A BRIEF DESCRIPTION OF COMPANIES THEY BELIEVE MIGHT BE SUITABLE FOR INVESTMENT.

SOCIALLY  RESPONSIBLE  INVESTMENT  CRITERIA
THE FUNDS INVEST IN ACCORDANCE WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. IN ADDITION, WE BELIEVE THAT THERE ARE LONG-TERM BENEFITS IN AN INVESTMENT PHILOSOPHY THAT DEMONSTRATES CONCERN FOR THE ENVIRONMENT, LABOR RELATIONS, HUMAN RIGHTS AND COMMUNITY RELATIONS. THOSE ENTERPRISES THAT EXHIBIT A SOCIAL AWARENESS IN THESE ISSUES SHOULD BE BETTER PREPARED TO MEET FUTURE SOCIETAL NEEDS. BY RESPONDING TO SOCIAL CONCERNS, THESE ENTERPRISES SHOULD NOT ONLY AVOID THE LIABILITY THAT MAY BE INCURRED WHEN A PRODUCT OR SERVICE IS DETERMINED TO HAVE A NEGATIVE SOCIAL IMPACT OR HAS OUTLIVED ITS USEFULNESS, BUT ALSO BE BETTER POSITIONED TO DEVELOP OPPORTUNITIES TO MAKE A PROFITABLE CONTRIBUTION TO SOCIETY. THESE ENTERPRISES SHOULD BE READY TO RESPOND TO EXTERNAL DEMANDS AND ENSURE THAT OVER THE LONGER TERM THEY WILL BE VIABLE TO SEEK TO PROVIDE A POSITIVE RETURN TO BOTH INVESTORS AND SOCIETY AS A WHOLE.

EACH FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA, DETAILED BELOW. THESE CRITERIA REPRESENT STANDARDS OF BEHAVIOR WHICH FEW, IF ANY, ORGANIZATIONS TOTALLY SATISFY. AS A MATTER OF PRACTICE, EVALUATION OF A PARTICULAR ORGANIZATION IN THE CONTEXT OF THESE CRITERIA WILL INVOLVE SUBJECTIVE JUDGMENT BY CAMCO AND THE SUBADVISORS. ALL SOCIAL CRITERIA MAY BE CHANGED BY THE BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

CALVERT  SOCIAL  INVESTMENT  FUND

CSIF  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

-     DELIVER  SAFE  PRODUCTS  AND  SERVICES  IN  WAYS  THAT  SUSTAIN  OUR
NATURAL  ENVIRONMENT.  FOR  EXAMPLE, CSIF LOOKS FOR               COMPANIES THAT
PRODUCE  ENERGY  FROM  RENEWABLE  RESOURCES,          WHILE  AVOIDING CONSISTENT
POLLUTERS.

-     MANAGE WITH PARTICIPATION THROUGHOUT THE ORGANIZATION IN          DEFINING
AND  ACHIEVING  OBJECTIVES.  FOR EXAMPLE, CSIF LOOKS          FOR COMPANIES THAT
OFFER  EMPLOYEE  STOCK  OWNERSHIP  OR               PROFIT-SHARING  PLANS.

-     NEGOTIATE FAIRLY WITH THEIR WORKERS, PROVIDE AN ENVIRONMENT     SUPPORTIVE
OF  THEIR  WELLNESS,  DO NOT DISCRIMINATE ON THE          BASIS OF RACE, GENDER,
RELIGION, AGE, DISABILITY, ETHNIC ORIGIN,          OR SEXUAL ORIENTATION, DO NOT
CONSISTENTLY  VIOLATE REGULATIONS     OF THE EEOC, AND PROVIDE OPPORTUNITIES FOR
WOMEN,               DISADVANTAGED  MINORITIES,  AND  OTHERS  FOR  WHOM  EQUAL
OPPORTUNITIES HAVE OFTEN BEEN DENIED.  FOR EXAMPLE, CSIF          CONSIDERS BOTH
UNIONIZED  AND  NON-UNION  FIRMS  WITH  GOOD          LABOR  RELATIONS.
-     FOSTER  AWARENESS  OF  A  COMMITMENT  TO  HUMAN  GOALS,  SUCH  AS
CREATIVITY,  PRODUCTIVITY,  SELF-RESPECT  AND  RESPONSIBILITY,  WITHIN     THE
ORGANIZATION  AND THE WORLD, AND CONTINUALLY RECREATES A          CONTEXT WITHIN
WHICH  THESE  GOALS  CAN  BE REALIZED. FOR               EXAMPLE, CSIF LOOKS FOR
COMPANIES  WITH  AN  ABOVE  AVERAGE          COMMITMENT TO COMMUNITY AFFAIRS AND
CHARITABLE  GIVING.

CSIF WILL NOT INVEST IN COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:

-     BUSINESS  ACTIVITIES  IN  SUPPORT  OF  REPRESSIVE  REGIMES

-     PRODUCTION,  OR  THE MANUFACTURE OF EQUIPMENT, TO PRODUCE
        NUCLEAR ENERGY

-     MANUFACTURE  OF  WEAPON  SYSTEMS

-     MANUFACTURE  OF  ALCOHOLIC  BEVERAGES  OR  TOBACCO  PRODUCTS

-     OPERATION  OF  GAMBLING  CASINOS

- A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. WE URGE COMPANIES TO END NEGATIVE STEREOTYPES OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES. FOR EXAM-PLE, CSIF OBJECTS TO
        THE  UNAUTHORIZED USE OF NAMES AND          IMAGES THAT PORTRAY NATIVE
        AMERICANS IN A NEGATIVE LIGHT, AND SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS OF ALL INDIVIDUALS AND ETHNIC GROUPS.


WITH RESPECT TO U.S. GOVERNMENT SECURITIES, CSIF INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH CSIF'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE U.S. GOVERNMENT, SUCH AS TREASURY SECURITIES.

CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND

THE SPIRIT OF CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND'S SOCIAL CRITERIA IS SIMILAR TO CSIF, BUT THE APPLICATION OF THE SOCIAL ANALYSIS IS SIGNIFICANTLY DIFFERENT. INTERNATIONAL INVESTING BRINGS UNIQUE CHALLENGES IN TERMS OF CORPORATE DISCLOSURE, REGULATORY STRUCTURES, ENVIRONMENTAL STANDARDS, AND
DIFFERING NATIONAL AND CULTURAL PRIORITIES. DUE TO THESE FACTORS, THE CWVF SOCIAL INVESTMENT STANDARDS ARE LESS STRINGENT THAN THOSE OF CSIF.

CWVF  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

- ACHIEVE EXCELLENCE IN ENVIRONMENTAL MANAGEMENT. WE SELECT INVESTMENTS THAT TAKE POSITIVE STEPS TOWARD PRESERVING AND ENHANCING OUR NATURAL ENVIRONMENT THROUGH THEIR
        OPERATIONS AND PRODUCTS. WE AVOID COMPANIES WITH POOR ENVIRONMENTAL RECORDS.

- HAVE POSITIVE LABOR PRACTICES. WE CONSIDER THE INTERNATIONAL LABOR ORGANIZATION'S BASIC CONVENTIONS ON WORKER RIGHTS AS
        A GUIDELINE FOR OUR LABOR CRITERIA. WE SEEK TO INVEST IN COMPANIES THAT HIRE AND PROMOTE WOMEN AND ETHNIC
        MINORITIES; RESPECT THE RIGHT TO FORM UNIONS; COMPLY, AT A MINIMUM, WITH DOMESTIC HOUR AND WAGE LAWS; AND PROVIDE
        GOOD  HEALTH  AND  SAFETY  STANDARDS.  WE  AVOID COMPANIES THAT

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     DEMONSTRATE  A  PATTERN  OF  ENGAGING  IN  FORCED, COMPULSORY, OR     CHILD
LABOR.

CWVF  AVOIDS  INVESTING  IN  COMPANIES  THAT:

-     CONTRIBUTE  TO  HUMAN  RIGHTS  ABUSES  IN  OTHER  COUNTRIES  1

-     PRODUCE  NUCLEAR  POWER OR NUCLEAR WEAPONS, OR HAVE MORE
        THAN 10% OF REVENUES DERIVED FROM THE PRODUCTION OR SALE OF WEAPONS SYSTEMS

-     DERIVE  MORE  THAN 10% OF REVENUES FROM THE PRODUCTION OF
        ALCOHOL OR TOBACCO PRODUCTS, BUT ACTIVELY SEEKS TO INVEST IN COMPANIES WHOSE PRODUCTS OR SERVICES IMPROVE THE QUALITY
        OF OR ACCESS TO HEALTH CARE, INCLUDING PUBLIC HEALTH AND PRE-VENTATIVE MEDICINE

CALVERT  CAPITAL  ACCUMULATION  FUND
CALVERT  NEW  VISION  SMALL  CAP  FUND

THE FUNDS CAREFULLY REVIEW COMPANY POLICIES AND BEHAVIOR REGARDING SOCIAL ISSUES IMPORTANT TO QUALITY OF LIFE SUCH AS:

     -  ENVIRONMENT
     -  EMPLOYEE  RELATIONS
     -  PRODUCT  CRITERIA
     -  WEAPONS  SYSTEMS
     -  NUCLEAR  ENERGY
     -  HUMAN  RIGHTS

BOTH  FUNDS  WILL  AVOID  INVESTING  IN  COMPANIES  THAT  HAVE:

- SIGNIFICANT OR HISTORICAL PATTERNS OF VIOLATING ENVIRONMENTAL REGULATIONS, OR OTHERWISE HAVE AN EGREGIOUS ENVIRONMENTAL RECORD
- SIGNIFICANT OR HISTORICAL PATTERNS OF DISCRIMINATION AGAINST EMPLOYEES ON THE BASIS OF RACE, GENDER, RELIGION, AGE, DISABILITY OR SEXUAL ORIENTATION, OR THAT HAVE MAJOR LABOR-MANAGEMENT DISPUTES
-     NUCLEAR  POWER  PLANT OPERATORS AND OWNERS, OR MANUFACTUR-
        ERS OF KEY  COMPONENTS  IN  THE  NUCLEAR  POWER  PROCESS
-     SIGNIFICANTLY  ENGAGED  IN  WEAPONS PRODUCTION( INCLUDING
        WEAPONS SYSTEMS  CONTRACTORS  AND  MAJOR  NUCLEAR  WEAPONS
        SYSTEMS CONTRACTORS)
-     SIGNIFICANTLY  INVOLVED  IN THE MANUFACTURE OF TOBACCO OR
        ALCOHOL PRODUCTS
-     PRODUCTS  OR  OFFER  SERVICES  THAT,  UNDER  PROPER  USE,  ARE
        CONSIDERED  HARMFUL

CAPITAL ACCUMULATION WILL AVOID COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:

-     A  PATTERN  AND  PRACTICE  OF  VIOLATING  THE  RIGHTS  OF  INDIGENOUS
PEOPLE.  WE  URGE  COMPANIES  TO  END  NEGATIVE  STEREOTYPES  OF          NATIVE
AMERICANS  AND  OTHER  INDIGENOUS  PEOPLES.  FOR  EXAM-          PLE,  CAPITAL
ACCUMULATION  OBJECTS  TO THE UNAUTHORIZED USE          OF NAMES AND IMAGES THAT
PORTRAY  NATIVE  AMERICANS  IN  A          NEGATIVE  LIGHT,  AND  SUPPORTS  THE
PROMOTION  OF  POSITIVE               PORTRAYALS  OF  ALL INDIVIDUALS AND ETHNIC
GROUPS.

THE ADVISOR WILL SEEK TO REVIEW COMPANIES' OVERSEAS OPERATIONS CONSISTENT WITH THE SOCIAL CRITERIA STATED ABOVE.
WHILE CAPITAL ACCUMULATION AND NEW VISION MAY INVEST IN COMPANIES THAT EXHIBIT POSITIVE SOCIAL CHARACTERISTICS, THEY MAKE NO EXPLICIT CLAIMS TO SEEK OUT COMPANIES WITH SUCH PRACTICES.
1 CWVF MAY INVEST IN COMPANIES THAT OPERATE IN COUNTRIES WITH POOR HUMAN RIGHTS RECORDS IF WE BELIEVE THE COMPANIES ARE MAKING A POSITIVE CONTRIBUTION.

SHAREHOLDER  ADVOCACY  (FOR  ALL  FUNDS  EXCEPT  FOR  CALVERT  INCOME  FUND)
AS THE FUND'S ADVISOR, CALVERT TAKES A PROACTIVE ROLE TO MAKE A TANGIBLE POSITIVE CONTRIBUTION TO OUR SOCIETY AND THAT OF FUTURE GENERATIONS. WE SEEK TO POSITIVELY INFLUENCE CORPORATE BEHAVIOR THROUGH OUR ROLE AS SHAREHOLDERS BY PUSHING COMPANIES TOWARD HIGHER STANDARDS OF SOCIAL AND ENVIRONMENTAL
RESPONSIBILITY. OUR RELATIONSHIP WITH COMPANY MANAGEMENT CONTINUES ONCE WE INVEST IN A COMPANY. OUR ACTIVITIES MAY INCLUDE BUT ARE NOT LIMITED TO:

DIALOGUE  WITH  COMPANIES
WE REGULARLY INITIATE DIALOGUE WITH MANAGEMENT AS PART OF OUR SOCIAL RESEARCH PROCESS. AFTER WE'VE BECOME A SHAREHOLDER, WE OFTEN CONTINUE OUR DIALOGUE WITH MANAGEMENT THROUGH PHONE CALLS, LETTERS AND IN-PERSON MEETINGS. THROUGH OUR INTERACTION, WE LEARN ABOUT MANAGEMENT'S SUCCESSES AND CHALLENGES AND PRESS FOR IMPROVEMENT ON ISSUES OF CONCERN.

PROXY  VOTING
AS A SHAREHOLDER IN OUR VARIOUS PORTFOLIO COMPANIES, WE ARE GUARANTEED AN OPPORTUNITY EACH YEAR TO EXPRESS OUR VIEWS ON ISSUES OF CORPORATE GOVERNANCE AND SOCIAL RESPONSIBILITY AT ANNUAL STOCKHOLDER MEETINGS. WE TAKE OUR VOTING RESPONSIBILITY SERIOUSLY AND VOTE ALL PROXIES CONSISTENT WITH THE FINANCIAL AND SOCIAL OBJECTIVES OF OUR FUNDS.

SHAREHOLDER  RESOLUTIONS
CALVERT PROPOSES RESOLUTIONS ON A VARIETY OF SOCIAL ISSUES. WE FILE SHAREHOLDER RESOLUTIONS WHEN OUR DIALOGUE WITH CORPORATE MANAGEMENT PROVES UNSUCCESSFUL TO ENCOURAGE A COMPANY TO TAKE ACTION. IN MOST CASES, OUR EFFORTS HAVE LED TO NEGOTIATED SETTLEMENTS WITH POSITIVE RESULTS FOR SHAREHOLDERS AND COMPANIES ALIKE. FOR EXAMPLE, ONE OF OUR SHAREHOLDER RESOLUTIONS RESULTED IN THE COMPANY'S FIRST-EVER DISCLOSURE OF ITS EQUAL EMPLOYMENT POLICIES, PROGRAMS AND WORKFORCE DEMOGRAPHICS.

HIGH SOCIAL IMPACT INVESTMENTS - CSIF BALANCED, BOND AND EQUITY, CALVERT WORLD VALUES INTERNATIONAL EQUITY, CAPITAL ACCUMULATION, NEW VISION, AND CALVERT SOCIAL INDEX

HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUNDS' ASSETS (UP TO 1% FOR EACH OF CSIF BALANCED, CSIF EQUITY AND CSIF BOND, NEW VISION, AND CALVERT SOCIAL INDEX AND UP TO 3% FOR EACH OF CWVF INTERNATIONAL EQUITY AND CAPITAL ACCUMULATION) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE

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PURPOSES  OF  PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND
SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUNDS' BOARDS. THE PROGRAM IS ADMINISTERED BY THE CALVERT SOCIAL INVESTMENT FOUNDATION, WHICH MAY RECEIVE A FEE FROM THE FUNDS.

THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER TO PERMIT THEM TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. IT HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

SPECIAL EQUITIES - CSIF BALANCED, CALVERT WORLD VALUES INTERNATIONAL EQUITY, AND CALVERT SOCIAL INDEX

CSIF  BALANCED  AND  CWVF  INTERNATIONAL  EQUITY  EACH  HAVE  A SPECIAL EQUITIES
INVESTMENT  PROGRAM  THAT  ALLOWS  THE  FUND  TO  PROMOTE  ESPECIALLY  PROMISING
APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF EACH FUND IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK-- THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

ABOUT  CALVERT  GROUP

CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUND PORTFOLIOS SINCE 1976. CAMCO IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CAMCO HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO  USES  A  TEAM  APPROACH  TO  ITS MANAGEMENT OF  CSIF BOND (SINCE FEBRUARY
1997), CALVERT INCOME (SINCE FEBRUARY 1995) AND THE FIXED-INCOME ASSETS OF CSIF BALANCED (JUNE 1995). RENO J. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, HEADS THIS TEAM AND OVERSEES THE INVESTMENT STRATEGY AND MANAGEMENT OF ALL CALVERT FUNDS FOR CAMCO WHILE GREGORY HABEEB MANAGES THE DAY-TO-DAY INVESTMENTS OF CAMCO'S TAXABLE FIXED-INCOME PORTFOLIOS. MR. HABEEB HAS OVER 19 YEARS OF EXPERIENCE AS AN ANALYST, TRADER, AND PORTFOLIO MANAGER.

SUBADVISORS  AND  PORTFOLIO  MANAGERS

BROWN CAPITAL MANAGEMENT, INC., 1201 NORTH CALVERT STREET, BALTIMORE, MARYLAND 21202, HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1996, AND CAPITAL ACCUMULATION SINCE 1994. IN 1997, BROWN CAPITAL BECAME THE SOLE SUBADVISOR FOR CAPITAL ACCUMULATION. IT USES A BOTTOM-UP APPROACH THAT INCORPORATES GROWTH-ADJUSTED PRICE EARNINGS, CONCENTRATING ON MID-/LARGE-CAP GROWTH STOCKS.

EDDIE C. BROWN, FOUNDER AND PRESIDENT OF BROWN CAPITAL MANAGEMENT, INC., HEADS THE PORTFOLIO MANAGEMENT TEAM FOR CAPITAL ACCUMULATION AND BROWN CAPITAL'S PORTION OF CSIF BALANCED. HE BRINGS OVER 24 YEARS OF MANAGEMENT EXPERIENCE TO
THE FUNDS, AND HAS HELD POSITIONS WITH T. ROWE PRICE ASSOCIATES AND IRWING MANAGEMENT COMPANY. MR. BROWN IS A FREQUENT PANELIST ON "WALL STREET WEEK WITH LOUIS RUKEYSER" AND IS A MEMBER OF THE WALL STREET WEEK HALL OF FAME.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 WEST MAIN STREET, DURHAM, NC 27701, HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1995. NCM IS ONE OF THE LARGEST MINORITY-OWNED INVESTMENT MANAGEMENT FIRMS IN THE COUNTRY AND PROVIDES PRODUCTS IN EQUITY FIXED INCOME AND BALANCED PORTFOLIO MANAGEMENT. IT IS ALSO ONE OF THE INDUSTRY LEADERS IN THE EMPLOYMENT AND TRAINING OF MINORITY AND WOMEN INVESTMENT PROFESSIONALS.

NCM'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY MACEO K. SLOAN. MR. SLOAN HAS MORE THAN 12 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A FREQUENT PANELIST ON WALL STREET WEEK WITH LOUIS RUKEYSER.

STATE STREET GLOBAL ADVISORS (SSGA); 225 FRANKLIN ST., BOSTON, MA 02110 WAS ESTABLISHED IN 1978 AS AN INVESTMENT MANAGEMENT DIVISION OF THE STATE STREET BANK AND TRUST COMPANY. SSGA IS A PIONEER IN THE DEVELOPMENT OF DOMESTIC AND INTERNATIONAL INDEX FUNDS, AND HAS MANAGED CSIF MANAGED INDEX SINCE ITS INCEPTION.
SSGA'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY ARLENE ROCKEFELLER. SHE JOINED SSGA IN 1982, WITH 10 YEARS EXPERIENCE IN INVESTMENT COMPUTER SYSTEMS. MS. ROCKEFELLER IS CURRENTLY DIRECTOR OF SSGA'S GLOBAL EQUITY GROUP. SHE MANAGES A VARIETY OF SSGA'S EQUITY AND TAX-FREE FUNDS.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; TWO MIDTOWN PLAZA, SUITE 1600, 1349 WEST PEACHTREE STREET, ATLANTA, GA 30309 HAS MANAGED CSIF EQUITY SINCE SEPTEMBER 1998.
DANIEL  W.  BOONE,  III,  C.F.A.  HEADS  THE  ATLANTA  PORTFOLIO  MAN

AGEMENT TEAM FOR CSIF EQUITY. HE IS A SENIOR PARTNER AND SENIOR INVESTMENT PROFESSIONAL FOR ATLANTA CAPITAL. HE HAS BEEN WITH THE FIRM SINCE 1976. HE SPECIALIZES IN EQUITY PORTFOLIO MANAGEMENT AND RESEARCH. BEFORE JOINING THE FIRM, HE HELD POSITIONS WITH THE INTERNATIONAL FIRM OF LAZARD, FRERES IN NEW YORK, AND WELLINGTON MANAGEMENT COMPANY. MR. BOONE HAS EARNED A MBA FROM THE WHARTON SCHOOL OF UNIVERSITY OF PENNSYLVANIA, WHERE HE GRADUATED WITH DISTINCTION, AND A B.A. FROM DAVIDSON COLLEGE.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 NORTH MICHIGAN AVE., SUITE 3415, CHICAGO, IL 60611. THE FIRM HAS MANAGED CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND SINCE ITS INCEPTION.
ANDREW PRESTON HEADS THE PORTFOLIO MANAGEMENT TEAM FOR INTERNATIONAL EQUITY. HE JOINED MURRAY JOHNSTONE INTERNATIONAL IN 1985, AND HAS HELD POSITIONS AS INVESTMENT ANALYST IN THE UNITED KINGDOM AND U.S. DEPARTMENT, AND FUND MANAGER IN THE JAPANESE DEPARTMENT. HE WAS APPOINTED DIRECTOR OF THE COMPANY IN 1993. PRIOR TO JOINING MURRAY JOHNSTONE, HE WAS A MEMBER OF THE AUSTRALIAN FOREIGN SERVICE AND ATTENDED UNIVERSITY IN AUSTRALIA AND JAPAN.

AWAD ASSET MANAGEMENT, INC. (AWAD); 250 PARK AVENUE, NEW YORK, NY 10177, A SUBSIDIARY OF RAYMOND JAMES & ASSOCIATES, HAS MANAGED THE NEW VISION SMALL CAP FUND SINCE 1997. THE FIRM SPECIALIZES IN THE MANAGEMENT OF SMALL-CAPITALIZATION GROWTH STOCKS. THEY EMPHASIZE A GROWTH-AT-A-REASONABLE-PRICE INVESTMENT PHILOSOPHY.

JAMES AWAD, PRESIDENT OF AWAD, FOUNDED THE FIRM IN 1992. HE HEADS THE PORTFOLIO MANAGEMENT TEAM FOR NEW VISION SMALL CAP. MR. AWAD HAS MORE THAN 30 YEARS EXPERIENCE IN THE INVESTMENT BUSINESS, HOLDING POSITIONS WITH FIRMS SUCH AS NEUBERGER & BERMAN AND FIRST INVESTORS CORPORATION.

EACH  OF  THE  FUNDS  HAS  OBTAINED  AN  EXEMPTIVE ORDER FROM THE SECURITIES AND
EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF TRUSTEES/DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISOR WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

NAME OF NEW SUBADVISOR (NEW); ADDRESS, INFO, IS SUBADVISOR TO CALVERT SOCIAL INDEX.

ADVISORY  FEES
THE FOLLOWING TABLE SHOWS THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY EACH FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THAT FUND'S AVERAGE DAILY NET ASSETS.

     CSIF  BALANCED                 0.42%
     CALVERT  SOCIAL  INDEX         _.__%  1,2
     CSIF  MANAGED  INDEX           0.50%  2
     CSIF  EQUITY                   0.51%
     CAPITAL  ACCUMULATION          0.65%
     CWVF  INTERNATIONAL  EQUITY    0.75%
     NEW  VISION  SMALL  CAP        0.75%
     CALVERT  INCOME                0.40%
     CSIF  BOND                     0.43%

1 CALVERT SOCIAL INDEX HAS NOT COMMENCED OPERATIONS. ITS ADVISORY AGREEMENT PROVIDES FOR A FEE OF ____ OF ITS AVERAGE DAILY NET ASSETS.
2 CALVERT SOCIAL INDEX AND CSIF MANAGED INDEX HAVE A RECAPTURE PROVISION UNDER WHICH CAMCO MAY ELECT TO RECAPTURE FROM THE FUND IN A LATER YEAR ANY FEES CAMCO WAIVES OR EXPENSES IT ASSUMES, SUBJECT TO CERTAIN LIMITATIONS.

HOW  TO  OPEN  AN  ACCOUNT

COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT.  BE SURE TO SPECIFY CLASS
I. ALL PURCHASES MUST BE MADE BY BANKWIRE IN U.S. DOLLARS. FOR MORE INFORMATION AND WIRE INSTRUCTIONS, CALL CALVERT GROUP AT 800-327-2109.

MINIMUM  TO  OPEN  AN  ACCOUNT  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. IF A FUND HAS MORE THAN ONE CLASS OF SHARES, THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). EACH FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERAN'S DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE MADE DUE TO THE CLOSURE OF THE BANKING SYSTEM.

SOME FUNDS HOLD SECURITIES THAT ARE PRIMARILY LISTED ON FOREIGN EXCHANGES THAT TRADE ON DAYS WHEN THE NYSE IS CLOSED. THESE FUNDS DO NOT PRICE SHARES ON DAYS WHEN THE NYSE IS CLOSED, EVEN IF FOREIGN MARKETS MAY BE OPEN. AS A RESULT, THE VALUE OF THE FUND'S SHARES MAY CHANGE ON DAYS WHEN YOU WILL NOT BE ABLE TO BUY OR SELL YOUR SHARES.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED IN GOOD ORDER. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION
VISIT  WWW.CALVERT.COM

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES AND WIRE FUNDS BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR
MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR BROKER OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

SHARES  MAY  ONLY  BE  EXCHANGED  FOR  CLASS  I  SHARES OF ANOTHER CALVERT FUND.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

EACH FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

EACH FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
EACH FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $1,000,000 PER FUND. IF DUE TO REDEMPTIONS, THE ACCOUNT FALLS BELOW THE MINIMUM, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL BE GIVEN A NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM AND WILL BE CLOSED, OR MOVED TO CLASS A (AT NAV) AFTER 30 DAYS IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
EACH FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME AS SHOWN BELOW. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUNDS DO NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

     CSIF  BALANCED                  PAID  QUARTERLY
     CALVERT  SOCIAL  INDEX          PAID  ANNUALLY
     CSIF  MANAGED  INDEX            PAID  ANNUALLY
     CSIF  EQUITY                    PAID  ANNUALLY
     CAPITAL  ACCUMULATION           PAID  ANNUALLY
     CWVF  INTERNATIONAL  EQUITY     PAID  ANNUALLY
     NEW  VISION  SMALL  CAP         PAID  ANNUALLY
     CALVERT  INCOME                 PAID  MONTHLY
     CSIF  BOND                      PAID  MONTHLY

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV, UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID TO YOU BY WIRE TO A PREDESIGNATED BANK ACCOUNT. DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, EACH FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THESE FUNDS WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED AND ACCEPTED. THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT YOUR FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE  -  CALL  800-368-2745
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY WIRED TO AN ADDRESS OR BANK YOU HAVE PREVIOUSLY AUTHORIZED. CLASS I REDEMPTIONS MUST BE MADE BY WIRE.
IF YOU WANT THE MONEY TO BE WIRED TO A BANK NOT PREVIOUSLY AUTHORIZED, THEN A VOIDED BANK CHECK MUST BE PROVIDED. TO ADD INSTRUCTIONS TO WIRE TO A DESTINATION NOT PREVIOUSLY ESTABLISHED, OR IF YOU WOULD LIKE FUNDS SENT TO A DIFFERENT ADDRESS OR ANOTHER PERSON, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

TO  OPEN  AN  INSTITUTIONAL  (CLASS  I)  ACCOUNT:
800-327-2109


PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM


SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-327-2109


TDD  FOR  HEARING-IMPAIRED:
800-541-1524


CALVERT  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814


REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105


CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM


PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT EACH FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN EACH FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR EACH FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUNDS AT:



CALVERT  GROUP
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-327-2109

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION.
YOU  CAN  GET  TEXT-ONLY  COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102. TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT
WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:
NO.811-  3334   (CSIF)
NO.811-  06563  (CWVF  INTERNATIONAL  EQUITY  AND  CAPITAL  ACCUMULATION)
NO.811-  3416   (NEW  VISION  AND  CALVERT  INCOME)
NO.811-  09877  (CALVERT SOCIAL INDEX SERIES, INC.)

                            CALVERT SOCIAL INDEX SERIES, INC.

                              CALVERT SOCIAL INDEX FUND
                4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814

                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                                April 5, 2000

     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER           (800)  368-2746     TDD  FOR  THE  HEARING-
     SERVICES:        (301)  951-4850     IMPAIRED:     (800)  541-1524

     THE INFORMATION IN THIS PRELIMINARY STATEMENT OF INFORMATION (SAI) IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE
REGISTRATION  STATEMENT  FILED  WITH  THE  SECURITIES AND EXCHANGE COMMISSION IS
EFFECTIVE.  THIS  SAI  IS  NOT  AN  OFFER  TO  SELL  THESE SECURITIES AND IS NOT
SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATES WHERE THE OFFER OR SALE IS NOT PERMITTED.


     THIS SAI IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE SAI IN CONJUNCTION WITH THE FUND'S PRELIMINARY PROSPECTUS DATED April 5, 2000. THE PROSPECTUS MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUND AT THE ABOVE ADDRESS OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.


                                TABLE OF CONTENTS

     INVESTMENT  POLICIES  AND  RISKS                  2
     INVESTMENT  RESTRICTIONS                          8
     DIVIDENDS,  DISTRIBUTIONS  AND  TAXES             9
     NET  ASSET  VALUE                                10
     CALCULATION  OF  TOTAL  RETURN                   10
     PURCHASE  AND  REDEMPTION  OF  SHARES            10
     ADVERTISING                                      11
     DIRECTORS  AND  OFFICERS                         11
     INVESTMENT  ADVISOR  AND  SUBADVISOR             12
     ADMINISTRATIVE  SERVICES  AGENT                  13
     METHOD  OF  DISTRIBUTION                         13
     TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS    14
     PORTFOLIO  TRANSACTIONS                          14
     PERSONAL  SECURITIES  TRANSACTIONS               15
     INDEPENDENT  ACCOUNTANTS  AND  CUSTODIANS        15
     GENERAL  INFORMATION                             15
     APPENDIX                                         16

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------
FOREIGN  SECURITIES
     INVESTMENTS IN FOREIGN SECURITIES MAY PRESENT RISKS NOT TYPICALLY INVOLVED IN DOMESTIC INVESTMENTS. THE FUND MAY PURCHASE FOREIGN SECURITIES DIRECTLY, ON FOREIGN MARKETS, OR THOSE REPRESENTED BY AMERICAN DEPOSITARY RECEIPTS ("ADRS"), OR OTHER RECEIPTS EVIDENCING OWNERSHIP OF FOREIGN SECURITIES, SUCH AS INTERNATIONAL DEPOSITORY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS. ADRS ARE US DOLLAR-DENOMINATED AND TRADED IN THE US ON EXCHANGES OR OVER THE COUNTER. BY INVESTING IN ADRS RATHER THAN DIRECTLY IN FOREIGN ISSUERS' STOCK, THE FUND MAY POSSIBLY AVOID SOME CURRENCY AND SOME LIQUIDITY RISKS. THE INFORMATION AVAILABLE FOR ADRS IS SUBJECT TO THE MORE UNIFORM AND MORE EXACTING ACCOUNTING, AUDITING AND FINANCIAL REPORTING STANDARDS OF THE DOMESTIC MARKET OR EXCHANGE ON WHICH THEY ARE TRADED.
     ADDITIONAL COSTS MAY BE INCURRED IN CONNECTION WITH INTERNATIONAL INVESTMENT SINCE FOREIGN BROKERAGE COMMISSIONS AND THE CUSTODIAL COSTS ASSOCIATED WITH MAINTAINING FOREIGN PORTFOLIO SECURITIES ARE GENERALLY HIGHER THAN IN THE UNITED STATES. FEE EXPENSE MAY ALSO BE INCURRED ON CURRENCY EXCHANGES WHEN THE FUND CHANGES INVESTMENTS FROM ONE COUNTRY TO ANOTHER OR CONVERT FOREIGN SECURITIES HOLDINGS INTO US DOLLARS.
     UNITED STATES GOVERNMENT POLICIES HAVE AT TIMES, IN THE PAST, THROUGH IMPOSITION OF INTEREST EQUALIZATION TAXES AND OTHER RESTRICTIONS, DISCOURAGED CERTAIN INVESTMENTS ABROAD BY UNITED STATES INVESTORS. IN ADDITION, FOREIGN COUNTRIES MAY IMPOSE WITHHOLDING AND TAXES ON DIVIDENDS AND INTEREST.
     INVESTING  IN  EMERGING  MARKETS  IN  PARTICULAR,  THOSE  COUNTRIES  WHOSE
ECONOMIES AND CAPITAL MARKETS ARE NOT AS DEVELOPED AS THOSE OF MORE INDUSTRIALIZED NATIONS, CARRIES ITS OWN SPECIAL RISKS. AMONG OTHER RISKS, THE ECONOMIES OF SUCH COUNTRIES MAY BE AFFECTED TO A GREATER EXTENT THAN IN OTHER
COUNTRIES BY PRICE FLUCTUATIONS OF A SINGLE COMMODITY, BY SEVERE CYCLICAL CLIMACTIC CONDITIONS, LACK OF SIGNIFICANT HISTORY IN OPERATING UNDER A
MARKET-ORIENTED ECONOMY, OR BY POLITICAL INSTABILITY, INCLUDING RISK OF EXPROPRIATION.
     SINCE INVESTMENTS IN SECURITIES OF ISSUERS DOMICILED IN FOREIGN COUNTRIES USUALLY INVOLVE CURRENCIES OF THE FOREIGN COUNTRIES, AND SINCE THE FUND MAY TEMPORARILY HOLD FUNDS IN FOREIGN CURRENCIES DURING THE COMPLETION OF INVESTMENT PROGRAMS, THE VALUE OF THE ASSETS OF THE FUND AS MEASURED IN UNITED STATES DOLLARS MAY BE AFFECTED FAVORABLY OR UNFAVORABLY BY CHANGES IN FOREIGN CURRENCY EXCHANGE RATES AND EXCHANGE CONTROL REGULATIONS. FOR EXAMPLE, IF THE VALUE OF THE FOREIGN CURRENCY IN WHICH A SECURITY IS DENOMINATED INCREASES OR DECLINES IN RELATION TO THE VALUE OF THE US DOLLAR, THE VALUE OF THE SECURITY IN US DOLLARS WILL INCREASE OR DECLINE CORRESPONDINGLY. THE FUND WILL CONDUCT ITS FOREIGN CURRENCY EXCHANGE TRANSACTIONS EITHER ON A SPOT (I.E., CASH) BASIS AT THE SPOT RATE PREVAILING IN THE FOREIGN EXCHANGE MARKET, OR THROUGH ENTERING INTO FORWARD CONTRACTS TO PURCHASE OR SELL FOREIGN CURRENCIES. A FORWARD FOREIGN CURRENCY CONTRACT INVOLVES AN OBLIGATION TO PURCHASE OR SELL A SPECIFIC CURRENCY AT A FUTURE DATE WHICH MAY BE ANY FIXED NUMBER OF DAYS FROM THE DATE OF THE CONTRACT AGREED UPON BY THE PARTIES, AT A PRICE SET AT THE TIME OF THE CONTRACT. THESE CONTRACTS ARE TRADED IN THE INTERBANK MARKET CONDUCTED DIRECTLY BETWEEN CURRENCY TRADERS (USUALLY LARGE, COMMERCIAL BANKS) AND THEIR CUSTOMERS. A FORWARD FOREIGN CURRENCY CONTRACT GENERALLY HAS NO DEPOSIT REQUIREMENT, AND NO COMMISSIONS ARE CHARGED AT ANY STAGE FOR TRADES.
     THE FUND MAY ENTER INTO FORWARD FOREIGN CURRENCY CONTRACTS FOR TWO REASONS. FIRST, THE FUND MAY DESIRE TO PRESERVE THE UNITED STATES DOLLAR PRICE OF A SECURITY WHEN IT ENTERS INTO A CONTRACT FOR THE PURCHASE OR SALE OF A SECURITY DENOMINATED IN A FOREIGN CURRENCY. THE FUND MAY BE ABLE TO PROTECT THEMSELVES AGAINST POSSIBLE LOSSES RESULTING FROM CHANGES IN THE RELATIONSHIP BETWEEN THE UNITED STATES DOLLAR AND FOREIGN CURRENCIES DURING THE PERIOD BETWEEN THE DATE THE SECURITY IS PURCHASED OR SOLD AND THE DATE ON WHICH PAYMENT IS MADE OR RECEIVED BY ENTERING INTO A FORWARD CONTRACT FOR THE PURCHASE OR SALE, FOR A FIXED AMOUNT OF DOLLARS, OF THE AMOUNT OF THE FOREIGN CURRENCY INVOLVED IN THE UNDERLYING SECURITY TRANSACTIONS.
     SECOND, WHEN THE ADVISOR OR SUBADVISOR BELIEVES THAT THE CURRENCY OF A PARTICULAR FOREIGN COUNTRY MAY SUFFER A SUBSTANTIAL DECLINE AGAINST THE UNITED STATES DOLLAR, THE FUND ENTERS INTO A FORWARD FOREIGN CURRENCY CONTRACT TO SELL, FOR A FIXED AMOUNT OF DOLLARS, THE AMOUNT OF FOREIGN CURRENCY APPROXIMATING THE VALUE OF SOME OR ALL OF THE FUND'S SECURITIES DENOMINATED IN SUCH FOREIGN CURRENCY. THE PRECISE MATCHING OF THE FORWARD FOREIGN CURRENCY CONTRACT AMOUNTS AND THE VALUE OF THE FUND'S SECURITIES INVOLVED WILL NOT GENERALLY BE POSSIBLE SINCE THE FUTURE VALUE OF THE SECURITIES WILL CHANGE AS A CONSEQUENCE OF MARKET MOVEMENTS BETWEEN THE DATE THE FORWARD CONTRACT IS ENTERED INTO AND THE DATE IT MATURES. THE PROJECTION OF SHORT-TERM CURRENCY MARKET MOVEMENT IS DIFFICULT, AND THE SUCCESSFUL EXECUTION OF THIS SHORT-TERM HEDGING STRATEGY IS UNCERTAIN. ALTHOUGH FORWARD FOREIGN CURRENCY CONTRACTS TEND TO MINIMIZE THE RISK OF LOSS DUE TO A DECLINE IN THE VALUE OF THE HEDGED CURRENCY, AT THE SAME TIME THEY TEND TO LIMIT ANY POTENTIAL GAIN WHICH MIGHT RESULT SHOULD THE VALUE OF SUCH CURRENCY INCREASE. THE FUND DOES NOT INTEND TO ENTER INTO SUCH FORWARD CONTRACTS UNDER THIS CIRCUMSTANCE ON A REGULAR OR CONTINUOUS BASIS.
     EUROCURRENCY CONVERSION RISK. EUROPEAN COUNTRIES THAT ARE MEMBERS OF THE EUROPEAN MONETARY UNION HAVE AGREED TO USE A COMMON CURRENCY UNIT, THE "EURO." CURRENTLY, EACH OF THESE COUNTRIES HAS ITS OWN CURRENCY UNIT. ALTHOUGH THE ADVISOR AND SUBADVISOR DO NOT ANTICIPATE ANY PROBLEMS IN CONVERSION FROM THE OLD CURRENCIES TO THE EURO, THERE MAY BE ISSUES INVOLVED IN SETTLEMENT, VALUATION, AND NUMEROUS OTHER AREAS THAT COULD IMPACT THE FUND. CALVERT HAS BEEN REVIEWING ALL OF ITS COMPUTER SYSTEMS FOR EUROCURRENCY CONVERSION COMPLIANCE. THERE CAN BE NO ASSURANCE THAT THERE WILL BE NO NEGATIVE IMPACT ON THE FUND, HOWEVER, THE ADVISOR, SUBADVISOR AND CUSTODIAN HAVE ADVISED THE FUND THAT THEY HAVE BEEN ACTIVELY WORKING ON ANY NECESSARY CHANGES TO THEIR COMPUTER SYSTEMS TO PREPARE FOR THE CONVERSION, AND EXPECT THAT THEIR SYSTEMS, AND THOSE OF THEIR OUTSIDE SERVICE PROVIDERS, WILL BE ADAPTED IN TIME FOR THAT EVENT.

FOREIGN  MONEY  MARKET  INSTRUMENTS
     THE FUND MAY INVEST IN MONEY MARKET INSTRUMENTS OF BANKS, WHETHER FOREIGN OR DOMESTIC, INCLUDING OBLIGATIONS OF US BRANCHES OF FOREIGN BANKS ("YANKEE" INSTRUMENTS) AND OBLIGATIONS OF FOREIGN BRANCHES OF US BANKS ("EURODOLLAR" INSTRUMENTS). ALL SUCH INSTRUMENTS MUST BE HIGH-QUALITY, US DOLLAR-DENOMINATED OBLIGATIONS. ALTHOUGH THESE INSTRUMENTS ARE NOT SUBJECT TO FOREIGN CURRENCY RISK SINCE THEY ARE US DOLLAR-DENOMINATED, INVESTMENTS IN FOREIGN MONEY MARKET INSTRUMENTS MAY INVOLVE RISKS THAT ARE DIFFERENT THAN INVESTMENTS IN SECURITIES OF US ISSUERS. SEE "FOREIGN SECURITIES" ABOVE.

TRACKING  THE  INDEX
     THE PROCESS USED BY THE FUND TO ATTEMPT TO TRACK THE INDEX RELIES ON ASSESSING THE DIFFERENCE BETWEEN THE FUND'S EXPOSURE TO FACTORS WHICH INFLUENCE RETURNS AND THE INDEX'S EXPOSURE TO THOSE SAME FACTORS. THE COMBINED VARIABILITY OF THESE FACTORS AND THE CORRELATION BETWEEN FACTORS ARE USED TO ESTIMATE THE RISK IN THE FUND. THE EXTENT TO WHICH THE TOTAL RISK CHARACTERISTICS OF THE FUND VARY FROM THAT OF THE INDEX IS ACTIVE RISK OR TRACKING ERROR.
THE FUND'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. BY REGRESSING FUND RETURNS AGAINST INDEX RETURNS, THE ADVISOR CAN CALCULATE THE GOODNESS OF FIT, AS MEASURED BY THE COEFFICIENT OF DETERMINATION OR R -SQUARED. VALUES IN EXCESS OF 90% INDICATE A VERY HIGH DEGREE OF CORRELATION BETWEEN THE FUND AND THE INDEX. THE FUND WILL ALSO BE MONITORED TO ENSURE THOSE GENERAL CHARACTERISTICS, SUCH AS SECTOR EXPOSURES, CAPITALIZATION AND VALUATION CRITERIA, ARE RELATIVELY CONSISTENT OVER TIME.
ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE.

SMALL  CAP  ISSUERS
     THE SECURITIES OF SMALL CAP ISSUERS MAY BE LESS ACTIVELY TRADED THAN THE SECURITIES OF LARGER ISSUERS, MAY TRADE IN A MORE LIMITED VOLUME, AND MAY CHANGE IN VALUE MORE ABRUPTLY THAN SECURITIES OF LARGER COMPANIES.
     INFORMATION CONCERNING THESE SECURITIES MAY NOT BE READILY AVAILABLE SO THAT THE COMPANIES MAY BE LESS ACTIVELY FOLLOWED BY STOCK ANALYSTS. SMALL-CAP ISSUERS DO NOT USUALLY PARTICIPATE IN MARKET RALLIES TO THE SAME EXTENT AS MORE WIDELY-KNOWN SECURITIES, AND THEY TEND TO HAVE A RELATIVELY HIGHER PERCENTAGE OF INSIDER OWNERSHIP.
     INVESTING IN SMALLER, NEW ISSUERS GENERALLY INVOLVES GREATER RISK THAN INVESTING IN LARGER, ESTABLISHED ISSUERS. COMPANIES IN WHICH THE FUND IS LIKELY TO INVEST MAY HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY LACK MANAGEMENT DEPTH. THE SECURITIES IN SUCH COMPANIES MAY ALSO HAVE LIMITED MARKETABILITY AND MAY BE SUBJECT TO MORE ABRUPT OR ERRATIC MARKET MOVEMENTS THAN SECURITIES OF LARGER, MORE ESTABLISHED COMPANIES OR THE MARKET AVERAGES IN GENERAL.


REPURCHASE  AGREEMENTS
     THE FUND MAY PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, WHICH ARE ARRANGEMENTS UNDER WHICH THE FUND BUYS A SECURITY, AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK. IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE FUND WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY THE ADVISOR. IN ADDITION, THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE
UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE FUND PURSUANT TO THE AGREEMENT, THE FUND WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE FUND MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF LESS THAN ONE YEAR. REPURCHASE AGREEMENTS NOT TERMINABLE WITHIN SEVEN DAYS ARE CONSIDERED ILLIQUID.

REVERSE  REPURCHASE  AGREEMENTS
     THE FUND MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE FUND SELLS PORTFOLIO SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE FUND INTENDS TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE
OBLIGATION IN WHICH THE FUND INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE FUND WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE FUND DOES NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE FUNDS WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE FUND WILL MAINTAIN IN A SEGREGATED CUSTODIAL ACCOUNT AN AMOUNT OF CASH, US GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE FUND WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE FUND'S USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE FUND MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE FUND UNDER THE AGREEMENTS, THE FUND MAY HAVE BEEN BETTER OFF HAD IT NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE FUND WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE FUND'S BOARD OF Directors. IN ADDITION, THE FUND BEARS THE RISK THAT THE MARKET VALUE OF THE SECURITIES IT SOLD MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE FUND TO POST ADDITIONAL COLLATERAL.

NON-INVESTMENT  GRADE  DEBT  SECURITIES  (HIGH  SOCIAL  IMPACT  INVESTMENTS)
     NON-INVESTMENT GRADE DEBT SECURITIES ARE LOWER QUALITY DEBT SECURITIES (GENERALLY THOSE RATED BB OR LOWER BY S&P OR BA OR LOWER BY MOODY'S, KNOWN AS "JUNK BONDS." THESE SECURITIES HAVE MODERATE TO POOR PROTECTION OF PRINCIPAL AND INTEREST PAYMENTS AND HAVE SPECULATIVE CHARACTERISTICS. SEE APPENDIX FOR A DESCRIPTION OF THE RATINGS.) THESE SECURITIES INVOLVE GREATER RISK OF DEFAULT OR PRICE DECLINES DUE TO CHANGES IN THE ISSUER'S CREDITWORTHINESS THAN INVESTMENT-GRADE DEBT SECURITIES. BECAUSE THE MARKET FOR LOWER-RATED SECURITIES MAY BE THINNER AND LESS ACTIVE THAN FOR HIGHER-RATED SECURITIES, THERE MAY BE MARKET PRICE VOLATILITY FOR THESE SECURITIES AND LIMITED LIQUIDITY IN THE RESALE MARKET. MARKET PRICES FOR THESE SECURITIES MAY DECLINE SIGNIFICANTLY IN PERIODS OF GENERAL ECONOMIC DIFFICULTY OR RISING INTEREST RATES. UNRATED DEBT SECURITIES MAY FALL INTO THE LOWER QUALITY CATEGORY. UNRATED SECURITIES USUALLY ARE NOT ATTRACTIVE TO AS MANY BUYERS AS RATED SECURITIES ARE, WHICH MAY MAKE THEM LESS MARKETABLE.
     THE QUALITY LIMITATION SET FORTH IN THE FUND'S INVESTMENT POLICY IS DETERMINED IMMEDIATELY AFTER THE FUND'S ACQUISITION OF A GIVEN SECURITY. ACCORDINGLY, ANY LATER CHANGE IN RATINGS WILL NOT BE CONSIDERED WHEN DETERMINING WHETHER AN INVESTMENT COMPLIES WITH THE FUND'S INVESTMENT POLICY.
     WHEN PURCHASING NON-INVESTMENT GRADE DEBT SECURITIES, RATED OR UNRATED, THE ADVISOR PREPARES ITS OWN CAREFUL CREDIT ANALYSIS TO ATTEMPT TO IDENTIFY THOSE ISSUERS WHOSE FINANCIAL CONDITION IS ADEQUATE TO MEET FUTURE OBLIGATIONS OR IS EXPECTED TO BE ADEQUATE IN THE FUTURE. THROUGH PORTFOLIO DIVERSIFICATION AND CREDIT ANALYSIS, INVESTMENT RISK CAN BE REDUCED, ALTHOUGH THERE CAN BE NO ASSURANCE THAT LOSSES WILL NOT OCCUR.

DERIVATIVES
     THE FUND CAN USE VARIOUS TECHNIQUES TO INCREASE OR DECREASE ITS EXPOSURE TO CHANGING SECURITY PRICES, INTEREST RATES, OR OTHER FACTORS THAT AFFECT SECURITY VALUES. THESE TECHNIQUES MAY INVOLVE DERIVATIVE TRANSACTIONS SUCH AS BUYING AND SELLING OPTIONS AND FUTURES CONTRACTS AND LEVERAGED NOTES, ENTERING INTO SWAP AGREEMENTS, AND PURCHASING INDEXED SECURITIES. THE FUND CAN USE THESE PRACTICES EITHER AS SUBSTITUTION OR AS PROTECTION AGAINST AN ADVERSE MOVE IN THE FUND TO ADJUST THE RISK AND RETURN CHARACTERISTICS OF THE FUND. IF THE ADVISOR AND/OR SUBADVISOR JUDGES MARKET CONDITIONS INCORRECTLY OR EMPLOYS A STRATEGY THAT DOES NOT CORRELATE WELL WITH A FUND'S INVESTMENTS, OR IF THE COUNTERPARTY TO THE TRANSACTION DOES NOT PERFORM AS PROMISED, THESE TECHNIQUES COULD RESULT IN A LOSS. THESE TECHNIQUES MAY INCREASE THE VOLATILITY OF A FUND AND MAY INVOLVE A SMALL INVESTMENT OF CASH RELATIVE TO THE MAGNITUDE OF THE RISK ASSUMED. DERIVATIVES ARE OFTEN ILLIQUID.

OPTIONS  AND  FUTURES  CONTRACTS
     THE FUND MAY, IN PURSUIT OF ITS RESPECTIVE INVESTMENT OBJECTIVES, PURCHASE PUT AND CALL OPTIONS AND ENGAGE IN THE WRITING OF COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON SECURITIES, AND EMPLOY A VARIETY OF OTHER INVESTMENT TECHNIQUES. SPECIFICALLY, THE FUND MAY ALSO ENGAGE IN THE PURCHASE AND SALE OF STOCK INDEX FUTURE CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS, INTEREST RATE FUTURES CONTRACTS, AND OPTIONS ON SUCH FUTURES, AS DESCRIBED MORE FULLY BELOW.
     THE  FUND  MAY  ENGAGE  IN  SUCH  TRANSACTIONS  ONLY  TO HEDGE THE EXISTING
POSITIONS. IT WILL NOT ENGAGE IN SUCH TRANSACTIONS FOR THE PURPOSES OF SPECULATION OR LEVERAGE. SUCH INVESTMENT POLICIES AND TECHNIQUES MAY INVOLVE A GREATER DEGREE OF RISK THAN THOSE INHERENT IN MORE CONSERVATIVE INVESTMENT APPROACHES.
     THE FUND MAY WRITE "COVERED OPTIONS" ON SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THE FUND MAY WRITE SUCH OPTIONS IN ORDER TO RECEIVE THE PREMIUMS FROM OPTIONS THAT EXPIRE AND TO SEEK NET GAINS FROM CLOSING PURCHASE TRANSACTIONS WITH RESPECT TO SUCH OPTIONS.

PUT AND CALL OPTIONS. THE FUND MAY PURCHASE PUT AND CALL OPTIONS, IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THE FUND WILL PURCHASE SUCH OPTIONS ONLY TO HEDGE AGAINST CHANGES IN THE VALUE OF SECURITIES THE FUND HOLD AND NOT FOR THE PURPOSES OF SPECULATION OR LEVERAGE. BY BUYING A PUT, THE FUND HAS THE RIGHT TO SELL THE SECURITY AT THE EXERCISE PRICE, THUS LIMITING ITS RISK OF LOSS THROUGH A DECLINE IN THE MARKET VALUE OF THE SECURITY UNTIL THE PUT EXPIRES. THE AMOUNT OF ANY APPRECIATION IN THE VALUE OF THE UNDERLYING SECURITY WILL BE PARTIALLY OFFSET BY THE AMOUNT OF THE PREMIUM PAID FOR THE PUT OPTION AND ANY RELATED TRANSACTION COSTS. PRIOR TO ITS EXPIRATION, A PUT OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION AND ANY PROFIT OR LOSS FROM THE SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE PUT OPTION PLUS THE RELATED TRANSACTION COSTS.
     THE FUND MAY PURCHASE CALL OPTIONS ON SECURITIES WHICH THEY MAY INTEND TO PURCHASE. SUCH TRANSACTIONS MAY BE ENTERED INTO IN ORDER TO LIMIT THE RISK OF A SUBSTANTIAL INCREASE IN THE MARKET PRICE OF THE SECURITY WHICH THE FUND INTENDS TO PURCHASE. PRIOR TO ITS EXPIRATION, A CALL OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION. ANY PROFIT OR LOSS FROM SUCH A SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE CALL OPTION PLUS THE RELATED TRANSACTION COSTS.

COVERED OPTIONS. THE FUND MAY WRITE ONLY COVERED OPTIONS ON EQUITY AND DEBT SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THIS MEANS THAT, IN THE CASE OF CALL OPTIONS, SO LONG AS THE FUND IS OBLIGATED AS THE WRITER OF A CALL OPTION, THE FUND WILL OWN THE UNDERLYING SECURITY SUBJECT TO THE OPTION AND, IN THE CASE OF PUT OPTIONS, THE FUND WILL, THROUGH ITS CUSTODIAN, DEPOSIT AND MAINTAIN EITHER CASH OR SECURITIES WITH A MARKET VALUE EQUAL TO OR GREATER THAN THE EXERCISE PRICE OF THE OPTION.
     WHEN THE FUND WRITES A COVERED CALL OPTION, THE FUND GIVES THE PURCHASER THE RIGHT TO PURCHASE THE SECURITY AT THE CALL OPTION PRICE AT ANY TIME DURING THE LIFE OF THE OPTION. AS THE WRITER OF THE OPTION, THE FUND RECEIVES A PREMIUM, LESS A COMMISSION, AND IN EXCHANGE FOREGOES THE OPPORTUNITY TO PROFIT FROM ANY INCREASE IN THE MARKET VALUE OF THE SECURITY EXCEEDING THE CALL OPTION PRICE. THE PREMIUM SERVES TO MITIGATE THE EFFECT OF ANY DEPRECIATION IN THE MARKET VALUE OF THE SECURITY. WRITING COVERED CALL OPTIONS CAN INCREASE THE INCOME OF THE FUND AND THUS REDUCE DECLINES IN THE NET ASSET VALUE PER SHARE OF THE FUND IF SECURITIES COVERED BY SUCH OPTIONS DECLINE IN VALUE. EXERCISE OF A CALL OPTION BY THE PURCHASER HOWEVER WILL CAUSE THE FUND TO FOREGO FUTURE
APPRECIATION  OF  THE  SECURITIES  COVERED  BY  THE  OPTION.
     WHEN THE FUND WRITES A COVERED PUT OPTION, IT WILL GAIN A PROFIT IN THE AMOUNT OF THE PREMIUM, LESS A COMMISSION, SO LONG AS THE PRICE OF THE UNDERLYING SECURITY REMAINS ABOVE THE EXERCISE PRICE. HOWEVER, THE FUND REMAINS OBLIGATED TO PURCHASE THE UNDERLYING SECURITY FROM THE BUYER OF THE PUT OPTION (USUALLY IN THE EVENT THE PRICE OF THE SECURITY FALLS BELOW THE EXERCISE PRICE) AT ANY TIME DURING THE OPTION PERIOD. IF THE PRICE OF THE UNDERLYING SECURITY FALLS BELOW THE EXERCISE PRICE, THE FUND MAY REALIZE A LOSS IN THE AMOUNT OF THE DIFFERENCE BETWEEN THE EXERCISE PRICE AND THE SALE PRICE OF THE SECURITY, LESS THE PREMIUM RECEIVED.
     THE FUND MAY PURCHASE SECURITIES WHICH MAY BE COVERED WITH CALL OPTIONS SOLELY ON THE BASIS OF CONSIDERATIONS CONSISTENT WITH THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND. THE FUND'S TURNOVER MAY INCREASE THROUGH THE EXERCISE OF A CALL OPTION; THIS WILL GENERALLY OCCUR IF THE MARKET VALUE OF A "COVERED" SECURITY INCREASES AND THE FUND HAS NOT ENTERED INTO A CLOSING PURCHASE TRANSACTION.
     RISKS RELATED TO OPTIONS TRANSACTIONS. THE FUND CAN CLOSE OUT ITS RESPECTIVE POSITIONS IN EXCHANGE-TRADED OPTIONS ONLY ON AN EXCHANGE WHICH PROVIDES A SECONDARY MARKET IN SUCH OPTIONS. ALTHOUGH THE FUND INTEND TO ACQUIRE AND WRITE ONLY SUCH EXCHANGE-TRADED OPTIONS FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR OPTION CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE FUND FROM CLOSING AN OPTIONS POSITION, WHICH COULD IMPAIR THE FUND'S ABILITY TO HEDGE EFFECTIVELY. THE INABILITY TO CLOSE OUT A CALL POSITION MAY HAVE AN
ADVERSE EFFECT ON LIQUIDITY BECAUSE THE FUND MAY BE REQUIRED TO HOLD THE SECURITIES UNDERLYING THE OPTION UNTIL THE OPTION EXPIRES OR IS EXERCISED.

FUTURES TRANSACTIONS. THE FUND MAY PURCHASE AND SELL FUTURES CONTRACTS, BUT ONLY WHEN, IN THE JUDGMENT OF THE ADVISOR, SUCH A POSITION ACTS AS A HEDGE AGAINST MARKET CHANGES WHICH WOULD ADVERSELY AFFECT THE SECURITIES HELD BY THE FUND. THESE FUTURES CONTRACTS MAY INCLUDE, BUT ARE NOT LIMITED TO, MARKET INDEX FUTURES CONTRACTS AND FUTURES CONTRACTS BASED ON U.S. GOVERNMENT OBLIGATIONS.
     A FUTURES CONTRACT IS AN AGREEMENT BETWEEN TWO PARTIES TO BUY AND SELL A SECURITY ON A FUTURE DATE WHICH HAS THE EFFECT OF ESTABLISHING THE CURRENT PRICE FOR THE SECURITY. ALTHOUGH FUTURES CONTRACTS BY THEIR TERMS REQUIRE ACTUAL DELIVERY AND ACCEPTANCE OF SECURITIES, IN MOST CASES THE CONTRACTS ARE CLOSED OUT BEFORE THE SETTLEMENT DATE WITHOUT THE MAKING OR TAKING OF DELIVERY OF SECURITIES. UPON BUYING OR SELLING A FUTURES CONTRACT, THE FUND DEPOSITS INITIAL MARGIN WITH ITS CUSTODIAN, AND THEREAFTER DAILY PAYMENTS OF MAINTENANCE MARGIN ARE MADE TO AND FROM THE EXECUTING BROKER. PAYMENTS OF MAINTENANCE MARGIN REFLECT CHANGES IN THE VALUE OF THE FUTURES CONTRACT, WITH THE FUND BEING OBLIGATED TO MAKE SUCH PAYMENTS IF ITS FUTURES POSITION BECOMES LESS VALUABLE AND ENTITLED TO RECEIVE SUCH PAYMENTS IF ITS POSITIONS BECOME MORE VALUABLE.
     THE FUND MAY ONLY INVEST IN FUTURES CONTRACTS TO HEDGE ITS EXISTING INVESTMENT POSITIONS AND NOT FOR INCOME ENHANCEMENT, SPECULATION OR LEVERAGE PURPOSES.
     FUTURES CONTRACTS ARE DESIGNED BY BOARDS OF TRADE WHICH ARE DESIGNATED "CONTRACTS MARKETS" BY THE COMMODITY FUTURES TRADING COMMISSION ("CFTC"). AS SERIES OF A REGISTERED INVESTMENT COMPANY, THE FUND IS ELIGIBLE FOR EXCLUSION FROM THE CFTC'S DEFINITION OF "COMMODITY POOL OPERATOR," MEANING THAT THE FUND MAY INVEST IN FUTURES CONTRACTS UNDER SPECIFIED CONDITIONS WITHOUT REGISTERING WITH THE CFTC. FUTURES CONTRACTS TRADE ON CONTRACTS MARKETS IN A MANNER THAT IS SIMILAR TO THE WAY A STOCK TRADES ON A STOCK EXCHANGE AND THE BOARDS OF TRADE, THROUGH THEIR CLEARING CORPORATIONS, GUARANTEE PERFORMANCE OF THE CONTRACTS.

OPTIONS  ON  FUTURES  CONTRACTS.  THE  FUND  MAY  PURCHASE AND WRITE PUT OR CALL
OPTIONS AND SELL CALL OPTIONS ON FUTURES CONTRACTS IN WHICH THE FUND COULD OTHERWISE INVEST AND WHICH ARE TRADED ON A U.S. EXCHANGE OR BOARD OF TRADE. THE FUND MAY ALSO ENTER INTO CLOSING TRANSACTIONS WITH RESPECT TO SUCH OPTIONS TO TERMINATE AN EXISTING POSITION; THAT IS, TO SELL A PUT OPTION ALREADY OWNED AND TO BUY A CALL OPTION TO CLOSE A POSITION WHERE THE FUND HAS ALREADY SOLD A CORRESPONDING CALL OPTION.
     THE FUND MAY ONLY INVEST IN OPTIONS ON FUTURES CONTRACTS TO HEDGE THEIR RESPECTIVE EXISTING INVESTMENT POSITIONS AND NOT FOR INCOME ENHANCEMENT, SPECULATION OR LEVERAGE PURPOSES.
     AN OPTION ON A FUTURES CONTRACT GIVES THE PURCHASER THE RIGHT, IN RETURN FOR THE PREMIUM PAID, TO ASSUME A POSITION IN A FUTURES CONTRACT-A LONG POSITION IF THE OPTION IS A CALL AND A SHORT POSITION IF THE OPTION IS A PUT-AT A SPECIFIED EXERCISE PRICE AT ANY TIME DURING THE PERIOD OF THE OPTION. THE FUND WILL PAY A PREMIUM FOR SUCH OPTIONS PURCHASED OR SOLD. IN CONNECTION WITH SUCH OPTIONS BOUGHT OR SOLD, THE FUND WILL MAKE INITIAL MARGIN DEPOSITS AND MAKE OR RECEIVE MAINTENANCE MARGIN PAYMENTS WHICH REFLECT CHANGES IN THE MARKET VALUE OF SUCH OPTIONS. THIS ARRANGEMENT IS SIMILAR TO THE MARGIN ARRANGEMENTS APPLICABLE TO FUTURES CONTRACTS DESCRIBED ABOVE.

PUT OPTIONS ON FUTURES CONTRACTS. THE PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE SALE OF FUTURES CONTRACTS AND IS USED TO PROTECT THE FUND AGAINST THE RISK OF DECLINING PRICES. THE FUND MAY PURCHASE PUT OPTIONS AND SELL PUT OPTIONS ON FUTURES CONTRACTS THAT ARE ALREADY OWNED BY THE FUND. THE FUND WILL ONLY ENGAGE IN THE PURCHASE OF PUT OPTIONS AND THE SALE OF COVERED PUT OPTIONS ON MARKET INDEX FUTURES FOR HEDGING PURPOSES.

CALL OPTIONS ON FUTURES CONTRACTS. THE SALE OF CALL OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE SALE OF FUTURES CONTRACTS AND IS USED TO PROTECT THE FUND AGAINST THE RISK OF DECLINING PRICES. THE PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE PURCHASE OF A FUTURES CONTRACT. THE FUND MAY ONLY BUY CALL OPTIONS TO CLOSE AN EXISTING POSITION WHERE THE FUND HAS ALREADY SOLD A CORRESPONDING CALL OPTION, OR FOR A CASH HEDGE. THE FUND WILL ONLY ENGAGE IN THE SALE OF CALL OPTIONS AND THE PURCHASE OF CALL OPTIONS TO COVER FOR HEDGING PURPOSES.

WRITING CALL OPTIONS ON FUTURES CONTRACTS. THE WRITING OF CALL OPTIONS ON FUTURES CONTRACTS CONSTITUTES A PARTIAL HEDGE AGAINST DECLINING PRICES OF THE SECURITIES DELIVERABLE UPON EXERCISE OF THE FUTURES CONTRACT. IF THE FUTURES CONTRACT PRICE AT EXPIRATION IS BELOW THE EXERCISE PRICE, THE FUND WILL RETAIN THE FULL AMOUNT OF THE OPTION PREMIUM WHICH PROVIDES A PARTIAL HEDGE AGAINST ANY DECLINE THAT MAY HAVE OCCURRED IN THE FUND'S SECURITIES HOLDINGS.

RISKS OF OPTIONS AND FUTURES CONTRACTS. IF THE FUND HAS SOLD FUTURES OR TAKES OPTIONS POSITIONS TO HEDGE AGAINST DECLINE IN THE MARKET AND THE MARKET LATER ADVANCES, THE FUND MAY SUFFER A LOSS ON THE FUTURES CONTRACTS OR OPTIONS WHICH
IT WOULD NOT HAVE EXPERIENCED IF IT HAD NOT HEDGED. CORRELATION IS ALSO IMPERFECT BETWEEN MOVEMENTS IN THE PRICES OF FUTURES CONTRACTS AND MOVEMENTS IN PRICES OF THE SECURITIES WHICH ARE THE SUBJECT OF THE HEDGE. THUS THE PRICE OF THE FUTURES CONTRACT OR OPTION MAY MOVE MORE THAN OR LESS THAN THE PRICE OF THE SECURITIES BEING HEDGED. WHERE THE FUND HAS SOLD FUTURES OR TAKEN OPTIONS POSITIONS TO HEDGE AGAINST DECLINE IN THE MARKET, THE MARKET MAY ADVANCE AND THE VALUE OF THE SECURITIES HELD IN THE FUND MAY DECLINE. IF THIS WERE TO OCCUR, THE FUND MIGHT LOSE MONEY ON THE FUTURES CONTRACTS OR OPTIONS AND ALSO EXPERIENCE A DECLINE IN THE VALUE OF ITS SECURITIES.
     THE FUND CAN CLOSE OUT FUTURES POSITIONS ONLY ON AN EXCHANGE OR BOARD OF TRADE WHICH PROVIDES A SECONDARY MARKET IN SUCH FUTURES. ALTHOUGH THE FUND INTEND TO PURCHASE OR SELL ONLY SUCH FUTURES FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR FUTURES CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE FUND FROM CLOSING A FUTURES POSITION, WHICH COULD REQUIRE THE FUND TO MAKE DAILY CASH PAYMENTS WITH RESPECT TO ITS POSITION IN THE EVENT OF ADVERSE PRICE MOVEMENTS.
     OPTIONS ON FUTURES TRANSACTIONS BEAR SEVERAL RISKS APART FROM THOSE INHERENT IN OPTIONS TRANSACTIONS GENERALLY. THE FUND'S ABILITY TO CLOSE OUT ITS OPTIONS POSITIONS IN FUTURES CONTRACTS WILL DEPEND UPON WHETHER AN ACTIVE SECONDARY MARKET FOR SUCH OPTIONS DEVELOPS AND IS IN EXISTENCE AT THE TIME THE FUND SEEK TO CLOSE ITS POSITIONS. THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL DEVELOP OR EXIST. THEREFORE, THE FUND MIGHT BE REQUIRED TO EXERCISE THE OPTIONS TO REALIZE ANY PROFIT.

LENDING  PORTFOLIO  SECURITIES
     THE  FUND  MAY  LEND  ITS  SECURITIES TO MEMBER FIRMS OF THE NEW YORK STOCK
EXCHANGE  AND  COMMERCIAL  BANKS  WITH  ASSETS  OF  ONE BILLION DOLLARS OR MORE,
PROVIDED THE VALUE OF THE SECURITIES LOANED WILL NOT EXCEED 33 1/3% OF ASSETS. ANY SUCH LOANS MUST BE SECURED CONTINUOUSLY IN THE FORM OF CASH OR CASH EQUIVALENTS SUCH AS US TREASURY BILLS. THE AMOUNT OF THE COLLATERAL MUST ON A CURRENT BASIS EQUAL OR EXCEED THE MARKET VALUE OF THE LOANED SECURITIES, AND THE FUND MUST BE ABLE TO TERMINATE SUCH LOANS UPON NOTICE AT ANY TIME. THE FUND WILL EXERCISE ITS RIGHT TO TERMINATE A SECURITIES LOAN IN ORDER TO PRESERVE ITS RIGHT TO VOTE UPON MATTERS OF IMPORTANCE AFFECTING HOLDERS OF THE SECURITIES.
     THE ADVANTAGE OF SUCH LOANS IS THAT THE FUND CONTINUES TO RECEIVE THE EQUIVALENT OF THE INTEREST EARNED OR DIVIDENDS PAID BY THE ISSUERS ON THE LOANED SECURITIES WHILE AT THE SAME TIME EARNING INTEREST ON THE CASH OR EQUIVALENT
COLLATERAL WHICH MAY BE INVESTED IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.
     SECURITIES LOANS ARE USUALLY MADE TO BROKER-DEALERS AND OTHER FINANCIAL INSTITUTIONS TO FACILITATE THEIR DELIVERY OF SUCH SECURITIES. AS WITH ANY EXTENSION OF CREDIT, THERE MAY BE RISKS OF DELAY IN RECOVERY AND POSSIBLY LOSS OF RIGHTS IN THE LOANED SECURITIES SHOULD THE BORROWER OF THE LOANED SECURITIES FAIL FINANCIALLY. HOWEVER, THE FUND WILL MAKE LOANS OF ITS SECURITIES ONLY TO THOSE FIRMS THE ADVISOR OR SUBADVISOR DEEMS CREDITWORTHY AND ONLY ON TERMS THE ADVISOR BELIEVES SHOULD COMPENSATE FOR SUCH RISK. ON TERMINATION OF THE LOAN, THE BORROWER IS OBLIGATED TO RETURN THE SECURITIES TO THE FUND. THE FUND WILL RECOGNIZE ANY GAIN OR LOSS IN THE MARKET VALUE OF THE SECURITIES DURING THE LOAN PERIOD. THE FUND MAY PAY REASONABLE CUSTODIAL FEES IN CONNECTION WITH THE LOAN.

                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND.
THE  FUND  MAY  NOT:

(1) MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A DIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT.
(2) CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE US GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY.)
(3) ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF THE FUND'S TOTAL ASSETS OR AS PERMITTED BY LAW AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS, WHERE ALLOWED. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, THE FUND MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING.
(5) INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH THE FUND MAY INVEST IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES, OR AS PERMITTED BY LAW. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.

THE  FUND  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS, IF AS A RESULT, FOREIGN SECURITIES WOULD EXCEED 5% OF THE VALUE OF THE FUND'S net ASSETS.
(2) PURCHASE ILLIQUID SECURITIES IF MORE THAN 15% OF THE VALUE OF THE FUND'S NET ASSETS WOULD BE INVESTED IN SUCH SECURITIES.
(3) PURCHASE DEBT SECURITIES (OTHER THAN MONEY MARKET INSTRUMENTS OR HIGH SOCIAL IMPACT INVESTMENTS).
(4) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE FUND'S NET ASSETS.
(5) PURCHASE A PUT OR CALL OPTION ON A SECURITY (INCLUDING A STRADDLE OR SPREAD) IF THE VALUE OF THAT OPTION PREMIUM, WHEN AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE FUND, WOULD EXCEED 5% OF THE FUND'S TOTAL ASSETS.
(6) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF THE FUND'S TOTAL ASSETS. THE FUND DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.

     ANY INVESTMENT RESTRICTION WHICH INVOLVES A MAXIMUM PERCENTAGE OF SECURITIES OR ASSETS SHALL NOT BE CONSIDERED TO BE VIOLATED UNLESS AN EXCESS OVER THE APPLICABLE PERCENTAGE OCCURS IMMEDIATELY AFTER AN ACQUISITION OF SECURITIES OR UTILIZATION OF ASSETS AND RESULTS THEREFROM.


                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
                       -----------------------------------

     THE FUND INTENDS TO QUALIFY AS REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. IF FOR ANY REASON THE FUND SHOULD FAIL TO QUALIFY, IT WOULD BE TAXED AS A CORPORATION AT THE FUND LEVEL, RATHER THAN PASSING THROUGH ITS INCOME AND GAINS TO SHAREHOLDERS.
     DISTRIBUTIONS OF REALIZED NET CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED.
     GENERALLY, DIVIDENDS (INCLUDING SHORT-TERM CAPITAL GAINS) AND DISTRIBUTIONS ARE TAXABLE TO THE SHAREHOLDER IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED.
     THE FUND IS REQUIRED TO WITHHOLD 31% OF ANY REPORTABLE DIVIDENDS AND LONG-TERM CAPITAL GAIN DISTRIBUTIONS PAID AND 31% REPORTABLE OF EACH REDEMPTION TRANSACTION IF: (A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED; (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE INTERNAL REVENUE CODE BECAUSE OF UNDERREPORTING (HOWEVER, FAILURE TO PROVIDE CERTIFICATION AS TO THE APPLICATION OF SECTION 3406(A)(1)(C) WILL RESULT ONLY IN BACKUP WITHHOLDING ON DIVIDENDS, NOT ON REDEMPTIONS); OR (C) THE FUND IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT WITHHELD.
     IN ADDITION, THE FUND IS REQUIRED TO REPORT TO THE INTERNAL REVENUE SERVICE THE FOLLOWING INFORMATION WITH RESPECT TO EACH REDEMPTION TRANSACTION OCCURRING IN THE FUND:(A) THE SHAREHOLDER'S NAME, ADDRESS, ACCOUNT NUMBER AND TAXPAYER IDENTIFICATION NUMBER; (B) THE TOTAL DOLLAR VALUE OF THE REDEMPTIONS; AND (C) THE FUND'S IDENTIFYING CUSIP NUMBER.
     CERTAIN SHAREHOLDERS ARE, HOWEVER, EXEMPT FROM THE BACKUP WITHHOLDING AND BROKER REPORTING REQUIREMENTS. EXEMPT SHAREHOLDERS INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX-EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE U.S., A STATE, THE DISTRICT OF COLUMBIA, A U.S. POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY OR INSTRUMENTALITY OF ANY OF THE FOREGOING; U.S. REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT ALIENS, CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS ARE GENERALLY NOT SUBJECT TO EITHER REQUIREMENT BUT MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTIONS 1441 OR 1442 OF THE INTERNAL REVENUE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING AND BROKER REPORTING
SHOULD  CALL  OR  WRITE  THE  FUND  FOR  FURTHER  INFORMATION.
     MANY STATES DO NOT TAX THE PORTION OF THE FUND'S DIVIDENDS WHICH IS DERIVED FROM INTEREST ON U.S. GOVERNMENT OBLIGATIONS. STATE LAW VARIES CONSIDERABLY CONCERNING THE TAX STATUS OF DIVIDENDS DERIVED FROM U.S. GOVERNMENT OBLIGATIONS. ACCORDINGLY, SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS FROM THE FUND IN THEIR RESPECTIVE JURISDICTIONS.
     DIVIDENDS PAID BY THE FUND MAY BE ELIGIBLE FOR THE DIVIDENDS RECEIVED DEDUCTION AVAILABLE TO CORPORATE TAXPAYERS. CORPORATE TAXPAYERS REQUIRING THIS INFORMATION MAY CONTACT CALVERT.

                                 NET ASSET VALUE
                                 ---------------

     THE PUBLIC OFFERING PRICE OF THE SHARES OF THE FUND IS THE RESPECTIVE NET ASSET VALUE PER SHARE (PLUS, FOR CLASS A SHARES, THE APPLICABLE SALES CHARGE). THE NET ASSET VALUE FLUCTUATES BASED ON THE RESPECTIVE MARKET VALUE OF THE FUND'S INVESTMENTS. THE NET ASSET VALUE PER SHARE FOR EACH CLASS IS DETERMINED EVERY BUSINESS DAY AT THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (NORMALLY 4:00 P.M. EASTERN TIME) AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE FUND DOES NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED:
NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND CHRISTMAS DAY. THE FUND'S NET ASSET VALUE PER SHARE IS DETERMINED BY DIVIDING TOTAL NET ASSETS (THE VALUE OF ITS ASSETS NET OF LIABILITIES, INCLUDING ACCRUED EXPENSES AND FEES) BY THE NUMBER OF SHARES OUTSTANDING FOR THAT CLASS.
     THE ASSETS OF THE FUND ARE VALUED AS FOLLOWS: (A) SECURITIES FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE ARE VALUED AT THE MOST RECENT CLOSING PRICE, MEAN BETWEEN BID AND ASKED PRICE, OR YIELD EQUIVALENT AS OBTAINED FROM ONE OR MORE MARKET MAKERS FOR SUCH SECURITIES; (B) SECURITIES MATURING WITHIN 60 DAYS MAY BE VALUED AT COST, PLUS OR MINUS ANY AMORTIZED DISCOUNT OR PREMIUM, UNLESS THE BOARD OF DIRECTORS DETERMINES SUCH METHOD NOT TO BE APPROPRIATE UNDER THE CIRCUMSTANCES; AND (C) ALL OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE WILL BE FAIRLY VALUED BY THE ADVISOR IN GOOD FAITH UNDER THE SUPERVISION OF THE BOARD OF DIRECTORS.


                           CALCULATION OF TOTAL RETURN
                           ---------------------------

     THE FUND MAY ADVERTISE "TOTAL RETURN." TOTAL RETURN IS CALCULATED SEPARATELY FOR EACH CLASS. TOTAL RETURN DIFFERS FROM YIELD IN THAT YIELD FIGURES MEASURE ONLY THE INCOME COMPONENT OF THE FUND'S INVESTMENTS, WHILE TOTAL RETURN INCLUDES NOT ONLY THE EFFECT OF INCOME DIVIDENDS BUT ALSO ANY CHANGE IN NET ASSET VALUE, OR PRINCIPAL AMOUNT, DURING THE STATED PERIOD. TOTAL RETURN IS
COMPUTED  PER  CLASS  BY  TAKING  THE  TOTAL  NUMBER  OF  SHARES  PURCHASED BY A
HYPOTHETICAL $1,000 INVESTMENT AFTER DEDUCTING ANY APPLICABLE SALES CHARGE, ADDING ALL ADDITIONAL SHARES PURCHASED WITHIN THE PERIOD WITH REINVESTED DIVIDENDS AND DISTRIBUTIONS, CALCULATING THE VALUE OF THOSE SHARES AT THE END OF THE PERIOD, AND DIVIDING THE RESULT BY THE INITIAL $1,000 INVESTMENT. FOR PERIODS OF MORE THAN ONE YEAR, THE CUMULATIVE TOTAL RETURN IS THEN ADJUSTED FOR THE NUMBER OF YEARS, TAKING COMPOUNDING INTO ACCOUNT, TO CALCULATE AVERAGE ANNUAL TOTAL RETURN DURING THAT PERIOD.
     TOTAL  RETURN  IS  COMPUTED  ACCORDING  TO  THE  FOLLOWING  FORMULA:

                                 P(1 + T)N = ERV

WHERE P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000; T = TOTAL RETURN; N = NUMBER OF YEARS; AND ERV = THE ENDING REDEEMABLE VALUE OF A HYPOTHETICAL $1,000 PAYMENT MADE AT THE BEGINNING OF THE PERIOD.
     TOTAL RETURN IS HISTORICAL IN NATURE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. ALL TOTAL RETURN QUOTATIONS REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE ("RETURN WITH MAXIMUM LOAD"), EXCEPT QUOTATIONS OF RETURN "WITHOUT MAXIMUM LOAD," OR "at NAV" (OR "WITHOUT CDSC") WHICH DO NOT DEDUCT SALES CHARGE.THUS, IN THE FORMULA ABOVE, FOR RETURN WITHOUT MAXIMUM LOAD, P = THE ENTIRE $1,000 HYPOTHETICAL INITIAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGE; FOR RETURN WITH MAXIMUM LOAD, P = A HYPOTHETICAL INITIAL INVESTMENT OF $1,000 LESS ANY SALES CHARGE ACTUALLY IMPOSED AT THE BEGINNING OF THE PERIOD FOR WHICH THE PERFORMANCE IS BEING CALCULATED. CLASS I SHARES DO NOT HAVE A SALES CHARGE.

                        PURCHASE AND REDEMPTION OF SHARES
                        ---------------------------------

     SHARE CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE INVESTOR. NO CERTIFICATES WILL BE ISSUED FOR FRACTIONAL SHARES. SEE THE
PROSPECTUS  FOR  MORE  DETAILS  ON  PURCHASES  AND  REDEMPTIONS.

                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST ITS HOLDINGS OR GIVE EXAMPLES OF SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR INCLUSION IN THE FUND, WHETHER HELD OR NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, NELSON'S AND THE WALL STREET JOURNAL. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION, AND MAY PROVIDE BIOGRAPHICAL INFORMATION ON, OR QUOTE, PORTFOLIO MANAGERS OR FUND OFFICERS. THE FUND MAY COMPARE ITSELF OR ITS PORTFOLIO HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES.
     CALVERT GROUP IS THE NATION'S LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.

                             DIRECTORS AND OFFICERS
                             ----------------------

     THE FUND'S BOARD OF DIRECTORS SUPERVISES THE FUND'S ACTIVITIES AND REVIEWS ITS CONTRACTS WITH COMPANIES THAT PROVIDE IT WITH SERVICES.
      *BARBARA J. KRUMSIEK, DIRECTOR AND PRESIDENT. MS. KRUMSIEK SERVES AS PRESIDENT, CHIEF EXECUTIVE OFFICER AND VICE CHAIRMAN OF CALVERT GROUP, LTD. AND AS AN OFFICER AND DIRECTOR OF EACH OF ITS AFFILIATED COMPANIES. SHE IS A DIRECTOR OF CALVERT-SLOAN ADVISERS, L.L.C., AND A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AS WELL AS SENIOR VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. MS. KRUMSIEK IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO JOINING CALVERT GROUP, MS. KRUMSIEK SERVED AS A MANAGING DIRECTOR OF ALLIANCE FUND DISTRIBUTORS, INC. DOB: 08/09/52.
     *WILLIAM M. TARTIKOFF, ESQ., DIRECTOR, VICE PRESIDENT AND SECRETARY. MR. TARTIKOFF IS AN OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AND IS SENIOR VICE PRESIDENT, SECRETARY, AND GENERAL COUNSEL OF CALVERT GROUP, LTD., AND EACH OF ITS SUBSIDIARIES. MR. TARTIKOFF IS ALSO VICE PRESIDENT AND SECRETARY OF CALVERT-SLOAN ADVISERS, L.L.C., A DIRECTOR OF CALVERT DISTRIBUTORS, INC., AND IS AN OFFICER OF ACACIA NATIONAL LIFE INSURANCE COMPANY.
DOB:  8/12/47.

 ( ADD DISINTERESTED DIRECTORS AS THEY ARE SELECTED BY INITIAL SHAREHOLDER, PRIOR TO EFFECTIVE DATE.)

     RONALD M. WOLFSHEIMER, CPA, TREASURER. MR. WOLFSHEIMER IS SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF CALVERT GROUP, LTD. AND ITS SUBSIDIARIES AND AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. MR. WOLFSHEIMER IS VICE PRESIDENT AND TREASURER OF CALVERT-SLOAN ADVISERS, L.L.C., AND A DIRECTOR OF CALVERT DISTRIBUTORS, INC.
DOB:  7/24/52.
     THE ADDRESS OF DIRECTORS AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. DIRECTORS MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
      THE  AUDIT  COMMITTEE  OF  THE  BOARD  IS  COMPOSED  OF  ___________  AND
__________.
      THE HIGH SOCIAL IMPACT INVESTMENTS COMMITTEE IS COMPOSED OF ____________ AND __________. IT ASSISTS THE FUND IN IDENTIFYING, EVALUATING AND SELECTING INVESTMENTS IN SECURITIES THAT OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE AND THAT PRESENT ATTRACTIVE OPPORTUNITIES FOR FURTHERING THE FUND'S SOCIAL CRITERIA. ______. SERVE ON THE FUND'S SPECIAL EQUITIES COMMITTEE WHICH ASSISTS THE FUND IN IDENTIFYING, EVALUATING, AND SELECTING APPROPRIATE SPECIAL EQUITY INVESTMENT OPPORTUNITIES FOR THE FUND.
     DIRECTORS OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT FAMILY OF FUNDS THROUGH THE DIRECTORS' DEFERRED COMPENSATION PLAN. DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS. MANAGEMENT BELIEVES THIS WILL HAVE A NEGLIGIBLE EFFECT ON THE FUND'S ASSETS, LIABILITIES, NET ASSETS, AND NET INCOME PER SHARE.

                        INVESTMENT ADVISOR AND SUBADVISOR
                        ---------------------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP LTD., WHICH IS A SUBSIDIARY OF ACACIA LIFE INSURANCE COMPANY OF WASHINGTON, D.C. ("ACACIA"). ACACIA IS A SUBSIDIARY OF AMERITAS ACACIA MUTUAL HOLDING COMPANY. UNDER THE ADVISORY CONTRACT, THE ADVISOR PROVIDES INVESTMENT ADVICE TO THE FUND AND OVERSEES ITS DAY-TO-DAY OPERATIONS, SUBJECT TO DIRECTION AND CONTROL BY THE FUND'S BOARD OF DIRECTORS. THE ADVISOR PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT, AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND; AND PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE EMPLOYEES OF THE ADVISOR OR ITS AFFILIATES. THE FUND PAYS ALL OTHER ADMINISTRATIVE AND OPERATING EXPENSES, INCLUDING: CUSTODIAL, REGISTRAR, DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICE FEES; FEDERAL AND STATE SECURITIES REGISTRATION FEES; SALARIES, FEES AND EXPENSES OF DIRECTORS, EXECUTIVE OFFICERS AND EMPLOYEES OF THE FUND WHO ARE NOT EMPLOYEES OF THE ADVISOR OR OF ITS AFFILIATES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; LEGAL AND AUDIT FEES; INTEREST, TAXES AND OTHER BUSINESS FEES; EXPENSES OF PRINTING AND MAILING REPORTS, NOTICES, PROSPECTUSES, AND PROXY MATERIAL TO SHAREHOLDERS; ANNUAL SHAREHOLDERS' MEETING EXPENSES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.
     FOR ITS SERVICES, THE ADVISOR RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF ____% OF THE FUND'S AVERAGE DAILY NET ASSETS.
     THE ADVISOR MAY VOLUNTARILY DEFER ITS FEES OR ASSUME EXPENSES OF THE FUND. ANY FEES THE CURRENT PAYMENT OF WHICH IS WAIVED BY THE ADVISOR AND ANY EXPENSES PAID ON BEHALF OF OR REIMBURSED TO THE FUND BY THE ADVISOR THROUGH _________, MAY BE RECAPTURED BY THE ADVISOR FROM THE FUND DURING THE TWO YEARS BEGINNING _________, AND ENDING _________. SUCH RECAPTURE SHALL ONLY BE MADE TO THE EXTENT THAT IT DOES NOT RESULT IN THE FUND'S CLASS A AGGREGATE EXPENSES EXCEEDING ON AN ANNUAL BASIS ___% OF CLASS A AVERAGE DAILY NET ASSETS, AND ____%, ____%, AND ___%, RESPECTIVELY, FOR CLASS B, CLASS C AND CLASS I. THE ADVISOR MAY VOLUNTARILY MAKE ADDITIONAL FEE WAIVERS OR EXPENSE REIMBURSEMENTS WITH RESPECT TO THE FUND FROM ______ THROUGH _____________, ("ADDITIONAL PERIOD"); PROVIDED, HOWEVER, THAT (A) ANY FEES THE CURRENT PAYMENT OF WHICH IS WAIVED BY THE ADVISOR AND ANY EXPENSES PAID ON BEHALF OF OR REIMBURSED TO THE FUND BY THE ADVISOR DURING THE ADDITIONAL PERIOD MAY BE RECAPTURED BY THE ADVISOR FROM THE FUND DURING THE TWO YEARS BEGINNING ON _____________ AND ENDING _____________ AND (B) SUCH RECAPTURE SHALL ONLY BE MADE TO THE EXTENT THAT IT DOES NOT RESULT IN THE FUND'S CLASS A AGGREGATE EXPENSES EXCEEDING ON AN ANNUAL BASIS ____% OF CLASS A AVERAGE DAILY NET ASSETS, AND ____%, _____% AND _____%, RESPECTIVELY, FOR CLASS B, CLASS C AND CLASS I.

SUBADVISOR
     _____________  ("________")  IS  CONTROLLED  BY ____________. IT RECEIVES A
SUBADVISORY FEE, PAID BY THE ADVISOR. THE SUBADVISORY FEE, PAYABLE MONTHLY, IS _____% OF THE FUND'S AVERAGE ANNUAL DAILY NET ASSETS MANAGED BY THE SUBADVISOR.

     THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT THE FUND AND THE ADVISOR TO ENTER INTO AND MATERIALLY AMEND THE INVESTMENT SUBADVISORY AGREEMENT WITHOUT SHAREHOLDER APPROVAL. WITHIN 90 DAYS OF THE HIRING OF ANY SUBADVISOR OR THE IMPLEMENTATION OF ANY PROPOSED MATERIAL CHANGED IN THE INVESTMENT SUBADVISORY AGREEMENT, THE FUND WILL FURNISH ITS SHAREHOLDERS INFORMATION ABOUT THE NEW SUBADVISOR OR INVESTMENT SUBADVISORY AGREEMENT THAT WOULD BE INCLUDED IN A PROXY STATEMENT. SUCH INFORMATION WILL INCLUDE ANY CHANGE IN SUCH DISCLOSURE CAUSED BY THE ADDITION OF A NEW SUBADVISOR OR ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT OF THE FUND. THE FUND WILL MEET THIS CONDITION BY PROVIDING SHAREHOLDERS, WITHIN 90 DAYS OF THE HIRING OF THE SUBADVISOR OR IMPLEMENTATION OF ANY MATERIAL CHANGE TO THE TERMS OF AN INVESTMENT SUBADVISORY AGREEMENT, WITH AN INFORMATION STATEMENT TO THIS EFFECT.

                          ADMINISTRATIVE SERVICES AGENT
                          -----------------------------

     CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE
SERVICES NECESSARY TO THE CONDUCT OF ITS AFFAIRS, INCLUDING THE PREPARATION OF REGULATORY FILINGS AND SHAREHOLDER REPORTS. FOR PROVIDING SUCH SERVICES, CASC RECEIVES AN ANNUAL ADMINISTRATIVE SERVICE FEE PAYABLE MONTHLY (AS A PERCENTAGE OF NET ASSETS) AS FOLLOWS:

                      CLASS  A,  B,  AND  C     CLASS  I
                              _____%            _______%

      ADMINISTRATIVE SERVICES FEE ARE ALLOCATED AMONG CLASSES AS A CLASS-LEVEL EXPENSE BASED ON NET ASSETS.

                             METHOD OF DISTRIBUTION
                             ----------------------

     CALVERT DISTRIBUTORS, INC. ("CDI") IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR FOR THE FUND. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. UNDER THE TERMS OF ITS UNDERWRITING AGREEMENT WITH THE FUNDS, CDI MARKETS AND DISTRIBUTES THE FUND'S SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS.
     PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE FUND HAS ADOPTED DISTRIBUTION PLANS (THE "PLANS") WHICH PERMITS THE FUND TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF ITS SHARES. SUCH EXPENSES MAY NOT EXCEED, ON AN ANNUAL BASIS, 0.____% OF THE FUND'S CLASS A AVERAGE DAILY NET ASSETS. EXPENSES UNDER THE FUND'S CLASS B AND CLASS C PLANS MAY NOT EXCEED, ON AN ANNUAL BASIS, 1.00% OF THE AVERAGE DAILY NET ASSETS OF CLASS B AND CLASS C, RESPECTIVELY. CLASS A DISTRIBUTION PLANS REIMBURSE CDI ONLY FOR EXPENSES IT INCURS, WHILE THE CLASS B AND C DISTRIBUTION PLANS COMPENSATE CDI AT A SET RATE REGARDLESS OF CDI'S EXPENSES.
     THE FUND'S DISTRIBUTION PLANS WERE APPROVED BY THE BOARD OF DIRECTORS, INCLUDING THE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PLANS OR IN ANY AGREEMENTS RELATED TO THE PLANS. THE SELECTION AND NOMINATION OF THE DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND IS COMMITTED TO THE DISCRETION OF SUCH DISINTERESTED DIRECTORS. IN ESTABLISHING THE PLANS, THE DIRECTORS CONSIDERED VARIOUS FACTORS INCLUDING THE AMOUNT OF THE DISTRIBUTION EXPENSES. THE DIRECTORS DETERMINED THAT THERE IS A REASONABLE LIKELIHOOD THAT THE PLANS WILL BENEFIT THE FUND AND ITS SHAREHOLDERS, INCLUDING ECONOMIES OF SCALE AT HIGHER ASSET LEVELS, BETTER INVESTMENT OPPORTUNITIES AND MORE FLEXIBILITY IN MANAGING A GROWING PORTFOLIO.
     THE PLANS MAY BE TERMINATED BY VOTE OF A MAJORITY OF THE NON-INTERESTED DIRECTORS WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND. IF THE FUND SHOULD EVER SWITCH TO A NEW PRINCIPAL UNDERWRITER WITHOUT TERMINATING THE CLASS B PLAN, THE FEE WOULD BE PRORATED BETWEEN CDI AND THE NEW PRINCIPAL UNDERWRITER. ANY CHANGE IN THE PLANS THAT WOULD MATERIALLY INCREASE THE DISTRIBUTION COST TO A CLASS REQUIRES APPROVAL OF THE SHAREHOLDERS OF THE AFFECTED CLASS; OTHERWISE, THE PLANS MAY BE AMENDED BY THE DIRECTORS, INCLUDING A MAJORITY OF THE NON-INTERESTED DIRECTORS AS DESCRIBED ABOVE. THE PLANS WILL CONTINUE IN EFFECT FOR SUCCESSIVE ONE-YEAR TERMS PROVIDED THAT SUCH CONTINUANCE IS SPECIFICALLY APPROVED BY (I) THE VOTE OF A MAJORITY OF THE DIRECTORS WHO ARE NOT PARTIES TO THE PLANS OR INTERESTED PERSONS OF ANY SUCH PARTY AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, AND (II) THE VOTE OF A MAJORITY OF THE ENTIRE BOARD OF DIRECTORS.
     APART FROM THE PLANS, THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS AND PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF SHARES OF THE FUND. THE ADVISOR AND/OR CDI MAY PAY CERTAIN FIRMS COMPENSATION BASED ON SALES OF FUND SHARES OR ON ASSETS HELD IN THOSE FIRM'S ACCOUNTS FOR THEIR MARKETING AND DISTRIBUTION OF THE FUND SHARES, ABOVE THE USUAL SALES CHARGES AND SERVICE FEES.
     CDI MAKES A CONTINUOUS OFFERING OF THE FUND'S SECURITIES ON A "BEST EFFORTS" BASIS. UNDER THE TERMS OF THE AGREEMENT, CDI IS ENTITLED TO RECEIVE, PURSUANT TO THE DISTRIBUTION PLANS, A DISTRIBUTION FEE AND A SERVICE FEE FROM THE FUND BASED ON THE AVERAGE DAILY NET ASSETS OF EACH CLASS. THESE FEES ARE PAID PURSUANT TO THE FUND'S DISTRIBUTION PLAN.

     CLASS A SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS FOLLOWS:

                                     As a % of  As a % of   Allowed to
Amount of                            offering   net amount  Brokers as a % of
Investment                           price      invested    offering price
LESS  THAN  $50,000                    4.75%     4.99%       4.00%
$50,000  BUT  LESS  THAN  $100,000     3.75%     3.90%       3.00%
$100,000  BUT  LESS  THAN  $250,000    2.75%     2.83%       2.25%
$250,000  BUT  LESS  THAN  $500,000    1.75%     1.78%       1.25%
$500,000  BUT  LESS  THAN  $1,000,000  1.00%     1.01%       0.80%
$1,000,000  AND  OVER                  0.00%     0.00%       0.00%

     CDI RECEIVES ANY FRONT-END SALES CHARGE OR CDSC PAID. A PORTION OF THE FRONT-END SALES CHARGE MAY BE REALLOWED TO DEALERS.
     FUND DIRECTORS AND CERTAIN OTHER AFFILIATED PERSONS OF THE FUND ARE EXEMPT FROM THE SALES CHARGE SINCE THE DISTRIBUTION COSTS ARE MINIMAL TO PERSONS ALREADY FAMILIAR WITH THE FUND. OTHER GROUPS (E.G., GROUP RETIREMENT PLANS) ARE EXEMPT DUE TO ECONOMIES OF SCALE IN DISTRIBUTION. SEE EXHIBIT A TO THE PROSPECTUS.

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), A SUBSIDIARY OF CALVERT GROUP, LTD. AND ACACIA, HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS.
     FOR THESE SERVICES, NFDS AND CSSI RECEIVE A FEE BASED ON THE NUMBER OF SHAREHOLDER ACCOUNTS AND TRANSACTIONS.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     PORTFOLIO TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE FUND'S ADVISOR AND SUBADVISORS MAKE INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF DIRECTORS.
     BROKER-DEALERS WHO EXECUTE PORTFOLIO TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, MARKET FAMILIARITY, RELIABILITY, INTEGRITY, AND FINANCIAL CONDITION, SUBJECT TO THE ADVISOR/SUBADVISOR OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR OR SUBADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS.
     WHILE THE FUND'S ADVISOR AND SUBADVISOR(S) SELECT BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES THEY MAY DIRECT TRANSACTIONS TO BROKERS
BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE BROKERS PROVIDE TO THEM. THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIO STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES;
PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE SUBADVISOR(S) OF THE FUND. SUCH SERVICES
INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASED STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS.
IF, IN THE JUDGMENT OF THE ADVISOR OR SUBADVISOR(S), THE FUND OR OTHER ACCOUNTS MANAGED BY THEM WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, THEY ARE AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES
WHICH ARE IN EXCESS OF COMMISSIONS WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTION. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS.
                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISORS, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSONS AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAYBE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.

                      INDEPENDENT ACCOUNTANT AND CUSTODIANS
                      -------------------------------------

     ____________________ HAS BEEN SELECTED BY THE BOARD OF DIRECTORS TO SERVE AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2000. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, SERVES AS CUSTODIAN OF THE FUND'S INVESTMENTS. ALLFIRST FINANCIAL, INC., 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE FUND'S CASH ASSETS. THE CUSTODIANS HAVE NO PART IN DECIDING THE FUND'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE FUND.

                               GENERAL INFORMATION
                               -------------------

     THE FUND IS A SERIES OF Calvert Social Index Series, Inc., AN OPEN-END MANAGEMENT INVESTMENT COMPANY ORGANIZED AS A MARYLAND CORPORATION ON April ----, 2000.THE FUND IS DIVERSIFIED.
     EACH SHARE REPRESENTS AN EQUAL PROPORTIONATE INTEREST WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH CLASS AS DECLARED BY THE BOARD. THE FUND OFFERS FOUR SEPARATE CLASSES OF
SHARES: CLASS A, CLASS B, CLASS C, AND CLASS I. EACH CLASS REPRESENTS INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS BUT, AS FURTHER DESCRIBED IN THE PROSPECTUS, EACH CLASS IS SUBJECT TO DIFFERING SALES CHARGES AND EXPENSES, WHICH DIFFERENCES WILL RESULT IN DIFFERING NET ASSET VALUES AND DISTRIBUTIONS. UPON ANY LIQUIDATION OF THE FUND, SHAREHOLDERS OF EACH CLASS ARE ENTITLED TO SHARE PRO RATA IN THE NET ASSETS BELONGING TO THAT SERIES AVAILABLE FOR DISTRIBUTION.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING DIRECTORS, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE OF A FUND YOU OWN. MATTERS AFFECTING CLASSES
DIFFERENTLY,  SUCH  AS DISTRIBUTION PLANS, WILL BE VOTED ON SEPARATELY BY CLASS.

                                    APPENDIX
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS
CORPORATE  BONDS:
DESCRIPTION  OF MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S BOND RATINGS:
     AAA/AAA: BEST QUALITY. THESE BONDS CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS "GILT EDGE." INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. THIS RATING INDICATES AN EXTREMELY STRONG CAPACITY TO PAY PRINCIPAL AND INTEREST.
     AA/AA: BONDS RATED AA ALSO QUALIFY AS HIGH-QUALITY DEBT OBLIGATIONS. CAPACITY TO PAY PRINCIPAL AND INTEREST IS VERY STRONG, AND IN THE MAJORITY OF INSTANCES THEY DIFFER FROM AAA ISSUES ONLY IN SMALL DEGREE. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES, FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE, OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE LONG-TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.
     A/A: UPPER-MEDIUM GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH MAKE THE BOND SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CIRCUMSTANCES AND ECONOMIC CONDITIONS.
     BAA/BBB: MEDIUM GRADE OBLIGATIONS; ADEQUATE CAPACITY TO PAY PRINCIPAL AND INTEREST. WHEREAS THEY NORMALLY EXHIBIT ADEQUATE PROTECTION PARAMETERS, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY TO PAY PRINCIPAL AND INTEREST FOR BONDS IN THIS CATEGORY THAN FOR BONDS IN HIGHER RATED CATEGORIES.
     BA/BB, B/B, CAA/CCC, CA/CC: DEBT RATED IN THESE CATEGORIES IS REGARDED AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY PRINCIPAL. THE HIGHER THE DEGREE OF SPECULATION, THE LOWER THE RATING. WHILE SUCH DEBT WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE ARE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR RISK EXPOSURE TO ADVERSE CONDITIONS.
     C/C:  THIS  RATING  IS  ONLY FOR INCOME BONDS ON WHICH NO INTEREST IS BEING
PAID.
     D:  DEBT  IN  DEFAULT;  PAYMENT OF INTEREST AND/OR PRINCIPAL IS IN ARREARS.

COMMERCIAL  PAPER:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     THE  PRIME  RATING  IS  THE  HIGHEST  COMMERCIAL  PAPER  RATING ASSIGNED BY
MOODY'S.  AMONG  THE  FACTORS CONSIDERED BY MOODY'S IN ASSIGNING RATINGS ARE THE
FOLLOWING: (1) EVALUATION OF THE MANAGEMENT OF THE ISSUER; (2) ECONOMIC EVALUATION OF THE ISSUER'S INDUSTRY OR INDUSTRIES AND AN APPRAISAL OF SPECULATIVE-TYPE RISKS WHICH MAY BE INHERENT IN CERTAIN AREAS; (3) EVALUATION OF THE ISSUER'S PRODUCTS IN RELATION TO COMPETITION AND CUSTOMER ACCEPTANCE; (4) LIQUIDITY; (5) AMOUNT AND QUALITY OF LONG-TERM DEBT; (6) TREND OF EARNINGS OVER A PERIOD OF TEN YEARS; (7) FINANCIAL STRENGTH OF A PARENT COMPANY AND THE RELATIONSHIPS WHICH EXIST WITH THE ISSUER; AND (8) RECOGNITION BY MANAGEMENT OF OBLIGATIONS WHICH MAY BE PRESENT OR MAY ARISE AS A RESULT OF PUBLIC INTEREST QUESTIONS AND PREPARATIONS TO MEET SUCH OBLIGATIONS. ISSUERS WITHIN THIS PRIME CATEGORY MAY BE GIVEN RATINGS 1, 2, OR 3, DEPENDING ON THE RELATIVE STRENGTHS OF THESE FACTORS.

     STANDARD  &  POOR'S  CORPORATION:
     COMMERCIAL  PAPER  RATED  A  BY  STANDARD  &  POOR'S  HAS  THE  FOLLOWING
CHARACTERISTICS:  (I)  LIQUIDITY  RATIOS ARE ADEQUATE TO MEET CASH REQUIREMENTS;
(II) LONG-TERM SENIOR DEBT RATING SHOULD BE A OR BETTER, ALTHOUGH IN SOME CASES BBB CREDITS MAY BE ALLOWED IF OTHER FACTORS OUTWEIGH THE BBB; (III) THE ISSUER SHOULD HAVE ACCESS TO AT LEAST TWO ADDITIONAL CHANNELS OF BORROWING; (IV) BASIC EARNINGS AND CASH FLOW SHOULD HAVE AN UPWARD TREND WITH ALLOWANCES MADE FOR UNUSUAL CIRCUMSTANCES; AND (V) TYPICALLY THE ISSUER'S INDUSTRY SHOULD BE WELL ESTABLISHED AND THE ISSUER SHOULD HAVE A STRONG POSITION WITHIN ITS INDUSTRY AND THE RELIABILITY AND QUALITY OF MANAGEMENT SHOULD BE UNQUESTIONED. ISSUERS RATED A ARE FURTHER REFERRED TO BY USE OF NUMBERS 1, 2 AND 3 TO DENOTE THE RELATIVE STRENGTH WITHIN THIS HIGHEST CLASSIFICATION.

                                LETTER OF INTENT


                                                                            DATE

CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
BETHESDA,  MD  20814

LADIES  AND  GENTLEMEN:

     BY SIGNING THIS LETTER OF INTENT, OR AFFIRMATIVELY MARKING THE LETTER OF INTENT OPTION ON MY FUND ACCOUNT APPLICATION FORM, I AGREE TO BE BOUND BY THE TERMS AND CONDITIONS APPLICABLE TO LETTERS OF INTENT APPEARING IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND AND THE PROVISIONS DESCRIBED BELOW AS THEY MAY BE AMENDED FROM TIME TO TIME BY THE FUND. SUCH AMENDMENTS WILL APPLY AUTOMATICALLY TO EXISTING LETTERS OF INTENT.

     I  INTEND  TO  INVEST  IN  THE  SHARES  OF__________________     (FUND  OR
PORTFOLIO NAME) DURING THE THIRTEEN (13) MONTH PERIOD FROM THE DATE OF MY FIRST PURCHASE PURSUANT TO THIS LETTER (WHICH CANNOT BE MORE THAN NINETY (90) DAYS PRIOR TO THE DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), AN AGGREGATE AMOUNT (EXCLUDING ANY REINVESTMENTS OF DISTRIBUTIONS) OF AT LEAST FIFTY THOUSAND DOLLARS ($50,000) WHICH, TOGETHER WITH MY CURRENT HOLDINGS OF THE FUND (AT PUBLIC OFFERING PRICE ON DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), WILL EQUAL OR EXCEED THE AMOUNT CHECKED BELOW:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     SUBJECT TO THE CONDITIONS SPECIFIED BELOW, INCLUDING THE TERMS OF ESCROW, TO WHICH I HEREBY AGREE, EACH PURCHASE OCCURRING AFTER THE DATE OF THIS LETTER WILL BE MADE AT THE PUBLIC OFFERING PRICE APPLICABLE TO A SINGLE TRANSACTION OF THE DOLLAR AMOUNT SPECIFIED ABOVE, AS DESCRIBED IN THE FUND'S PROSPECTUS. "FUND" IN THIS LETTER OF INTENT SHALL REFER TO THE FUND OR PORTFOLIO, AS THE CASE MAY BE. NO PORTION OF THE SALES CHARGE IMPOSED ON PURCHASES MADE PRIOR TO THE DATE OF THIS LETTER WILL BE REFUNDED.

     I AM MAKING NO COMMITMENT TO PURCHASE SHARES, BUT IF MY PURCHASES WITHIN THIRTEEN MONTHS FROM THE DATE OF MY FIRST PURCHASE DO NOT AGGREGATE THE MINIMUM AMOUNT SPECIFIED ABOVE, I WILL PAY THE INCREASED AMOUNT OF SALES CHARGES PRESCRIBED IN THE TERMS OF ESCROW DESCRIBED BELOW. I UNDERSTAND THAT 4.75% OF THE MINIMUM DOLLAR AMOUNT SPECIFIED ABOVE WILL BE HELD IN ESCROW IN THE FORM OF SHARES (COMPUTED TO THE NEAREST FULL SHARE). THESE SHARES WILL BE HELD SUBJECT TO THE TERMS OF ESCROW DESCRIBED BELOW.

     FROM THE INITIAL PURCHASE (OR SUBSEQUENT PURCHASES IF NECESSARY), 4.75% OF THE DOLLAR AMOUNT SPECIFIED IN THIS LETTER SHALL BE HELD IN ESCROW IN SHARES OF THE FUND BY THE FUND'S TRANSFER AGENT. FOR EXAMPLE, IF THE MINIMUM AMOUNT SPECIFIED UNDER THE LETTER IS $50,000, THE ESCROW SHALL BE SHARES VALUED IN THE AMOUNT OF $2,375 (COMPUTED AT THE PUBLIC OFFERING PRICE ADJUSTED FOR A $50,000 PURCHASE). ALL DIVIDENDS AND ANY CAPITAL GAINS DISTRIBUTION ON THE ESCROWED SHARES WILL BE CREDITED TO MY ACCOUNT.

     IF THE TOTAL MINIMUM INVESTMENT SPECIFIED UNDER THE LETTER IS COMPLETED WITHIN A THIRTEEN MONTH PERIOD, ESCROWED SHARES WILL BE PROMPTLY RELEASED TO ME. HOWEVER, SHARES DISPOSED OF PRIOR TO COMPLETION OF THE PURCHASE REQUIREMENT UNDER THE LETTER WILL BE DEDUCTED FROM THE AMOUNT REQUIRED TO COMPLETE THE INVESTMENT COMMITMENT.

     UPON EXPIRATION OF THIS LETTER, THE TOTAL PURCHASES PURSUANT TO THE LETTER ARE LESS THAN THE AMOUNT SPECIFIED IN THE LETTER AS THE INTENDED AGGREGATE PURCHASES, CALVERT DISTRIBUTORS, INC. ("CDI") WILL BILL ME FOR AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE LOWER LOAD I PAID AND THE DOLLAR AMOUNT OF SALES CHARGES WHICH I WOULD HAVE PAID IF THE TOTAL AMOUNT PURCHASED HAD BEEN MADE AT A SINGLE TIME. IF NOT PAID BY THE INVESTOR WITHIN 20 DAYS, CDI WILL DEBIT THE DIFFERENCE FROM MY ACCOUNT. FULL SHARES, IF ANY, REMAINING IN ESCROW AFTER THE AFOREMENTIONED ADJUSTMENT WILL BE RELEASED AND, UPON REQUEST, REMITTED TO ME.

     I IRREVOCABLY CONSTITUTE AND APPOINT CDI AS MY ATTORNEY-IN-FACT, WITH FULL POWER OF SUBSTITUTION, TO SURRENDER FOR REDEMPTION ANY OR ALL ESCROWED SHARES ON THE BOOKS OF THE FUND. THIS POWER OF ATTORNEY IS COUPLED WITH AN INTEREST.

     THE COMMISSION ALLOWED BY CALVERT DISTRIBUTORS, INC. TO THE BROKER-DEALER NAMED HEREIN SHALL BE AT THE RATE APPLICABLE TO THE MINIMUM AMOUNT OF MY SPECIFIED INTENDED PURCHASES.

     THE LETTER MAY BE REVISED UPWARD BY ME AT ANY TIME DURING THE THIRTEEN-MONTH PERIOD, AND SUCH A REVISION WILL BE TREATED AS A NEW LETTER, EXCEPT THAT THE THIRTEEN-MONTH PERIOD DURING WHICH THE PURCHASE MUST BE MADE WILL REMAIN UNCHANGED AND THERE WILL BE NO RETROACTIVE REDUCTION OF THE SALES CHARGES PAID ON PRIOR PURCHASES.

     IN DETERMINING THE TOTAL AMOUNT OF PURCHASES MADE HEREUNDER, SHARES DISPOSED OF PRIOR TO TERMINATION OF THIS LETTER WILL BE DEDUCTED. MY BROKER-DEALER SHALL REFER TO THIS LETTER OF INTENT IN PLACING ANY FUTURE PURCHASE ORDERS FOR ME WHILE THIS LETTER IS IN EFFECT.


DEALER     NAME  OF  INVESTOR(S)


BY
     AUTHORIZED  SIGNER     ADDRESS


DATE     SIGNATURE  OF  INVESTOR(S)


DATE     SIGNATURE  OF  INVESTOR(S)

INVESTMENT  ADVISOR
CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

SHAREHOLDER  SERVICES     TRANSFER  AGENT
CALVERT  SHAREHOLDER  SERVICES,  INC.     NATIONAL FINANCIAL DATA SERVICES, INC.
4550  MONTGOMERY  AVENUE     330  WEST  9TH  STREET
SUITE  1000N     KANSAS  CITY,  MISSOURI  64105
BETHESDA,  MARYLAND  20814

PRINCIPAL  UNDERWRITER     INDEPENDENT  ACCOUNTANTS
CALVERT  DISTRIBUTORS,  INC.     ___________________
4550  MONTGOMERY  AVENUE     ___________________
SUITE  1000N     ___________________
BETHESDA,  MARYLAND  20814

PART  C.  OTHER  INFORMATION

ITEM  23.  EXHIBITS:

99B.1     ARTICLES  OF  INCORPORATION  FILED  HEREWITH.

99B.2     BY-LAWS  FILED HEREWITH.

99.B5.    FORM  OF  INVESTMENT  ADVISORY  AGREEMENT  FILED  HEREWITH.

99.B9.B.  ADMINISTRATIVE  SERVICES  AGREEMENT  FILED  HEREWITH.

99.B10    OPINION  AND  CONSENT  OF  COUNSEL  FILED  HEREWITH.

99.B18    CODE  OF  ETHICS  FILED  HEREWITH.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

         NOT  APPLICABLE.

ITEM  25.  INDEMNIFICATION

         REGISTRANT'S BY-LAWS, EXHIBIT 2 OF THIS REGISTRATION STATEMENT, PROVIDES, IN SUMMARY, THAT OFFICERS AND DIRECTORS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A
PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF HIS DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF DIRECTORS WHO ARE NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

         REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM
SUCH STATUS. IN THIS REGARD, REGISTRANT WILL MAINTAIN A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $__ MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $__ MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS AN $__ MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

                           NAME  OF  COMPANY,  PRINCIPAL
NAME                       BUSINESS  AND  ADDRESS                  CAPACITY

BARBARA  J.  KRUMSIEK      CALVERT  VARIABLE  SERIES,  INC.        OFFICER
                           CALVERT  MUNICIPAL  FUND,  INC.         AND
                           CALVERT  WORLD  VALUES  FUND,  INC.     DIRECTOR

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR         OFFICER
                            GOVERNMENT  INCOME                      AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT                          AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   OFFICER
                           SERVICE  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                            AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.         DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           ALLIANCE  CAPITAL  MGMT. L.P.      SR. VICE PRESIDENT
                           MUTUAL  FUND  DIVISION                   DIRECTOR
                           1345  AVENUE  OF  THE  AMERICAS
                           NEW  YORK,  NY  10105
                           --------------

RONALD  M.  WOLFSHEIMER      FIRST  VARIABLE  RATE  FUND            OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   OFFICER
                           SERVICE  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                            AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

DAVID  R.  ROCHAT            FIRST  VARIABLE  RATE  FUND            OFFICER
                            FOR  GOVERNMENT  INCOME                 AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  MUNICIPAL  FUND,  INC.          OFFICER
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CHELSEA  SECURITIES,  INC.               OFFICER
                           SECURITIES  FIRM                         AND
                           POST  OFFICE  BOX  93                    DIRECTOR
                           CHELSEA,  VERMONT  05038
                           ---------------
                           GRADY,  BERWALD  &  CO.                  OFFICER
                           HOLDING  COMPANY                         AND
                           43A  SOUTH  FINLEY  AVENUE               DIRECTOR
                           BASKING  RIDGE,  NJ  07920
                           ---------------

RENO  J.  MARTINI            CALVERT  ASSET  MANAGEMENT  CO.,  INC. OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           FIRST  VARIABLE  RATE  FUND              OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.         DIRECTOR
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------


CHARLES  T.  NASON           AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE             AND  DIRECTOR

                           INSURANCE  COMPANIES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FEDERAL  SAVINGS  BANK           DIRECTOR
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.          DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.    DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SOCIAL  INVESTMENT  FUND         TRUSTEE
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           -----------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

ROBERT-JOHN  H. Sands      AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE

                           ACACIA  NATIONAL  LIFE  INSURANCE        OFFICER
                           INSURANCE  COMPANY                       AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  LIFE  INSURANCE                  OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FEDERAL  SAVINGS  BANK           OFFICER
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.          DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           THE  ADVISORS  GROUP,  LTD.              DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT,  CO.,  INC.   DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

WILLIAM  M.  TARTIKOFF       ACACIA  NATIONAL  LIFE  INSURANCE       OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR          OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE                 OFFICER
                           SERVICES  COMPANY
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.  INC.   OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             DIRECTOR
                           BROKER-DEALER                            AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------

SUSAN  WALKER  BENDER        CALVERT  GROUP,  LTD.                  OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.    OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.              OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC             OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR          OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

IVY  WAFFORD  DUKE           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.     OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.      OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.               OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC              OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

JENNIFER  STREAKS           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.      OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.               OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814

VICTOR  FRYE                CALVERT  GROUP,  LTD.                     OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.     OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.      OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.               OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           THE  ADVISORS  GROUP,  LTD.              COUNSEL
                           BROKER-DEALER  AND                       AND
                           INVESTMENT  ADVISOR                      COMPLIANCE
                           7315  WISCONSIN  AVENUE                  MANAGER
                           BETHESDA,  MARYLAND  20814
                           ---------------

DANIEL  K.  HAYES            CALVERT  ASSET  MANAGEMENT  CO.,  INC.    OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

JOHN  NICHOLS               CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

DAVID  LEACH                CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

MATTHEW  D.  GELFAND         CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           STRATEGIC  INVESTMENT  MANAGEMENT        OFFICER
                           INVESTMENT  ADVISOR
                           1001  19TH  STREET  NORTH
                           ARLINGTON,  VIRGINIA  20009
                           ------------------

ITEM  27.  PRINCIPAL  UNDERWRITERS

         (A) REGISTRANT'S PRINCIPAL UNDERWRITER UNDERWRITES SHARES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, CALVERT TAX-FREE RESERVES,
CALVERT SOCIAL INVESTMENT FUND, CALVERT CASH RESERVES, THE CALVERT FUND, CALVERT MUNICIPAL FUND, INC., CALVERT WORLD VALUES FUND, INC., CALVERT NEW WORLD FUND, INC., AND CALVERT VARIABLE SERIES, INC. (FORMERLY NAMED ACACIA CAPITAL CORPORATION).

         (B)      POSITIONS  OF  UNDERWRITER'S  OFFICERS  AND  DIRECTORS

NAME  AND  PRINCIPAL        POSITION(S)  WITH             POSITION(S)  WITH
BUSINESS  ADDRESS           UNDERWRITER                   REGISTRANT

BARBARA J. KRUMSIEK         DIRECTOR AND PRESIDENT        PRESIDENT AND DIRECTOR

RONALD  M.  WOLFSHEIMER     DIRECTOR,  SENIOR  VICE          TREASURER
                             PRESIDENT  AND  CHIEF  FINANCIAL
                             OFFICER

WILLIAM  M.  TARTIKOFF      DIRECTOR,  SENIOR  VICE        VICE PRESIDENT AND
                             PRESIDENT AND SECRETARY      SECRETARY AND DIRECTOR

CRAIG  CLOYED               SENIOR  VICE  PRESIDENT            NONE

KAREN  BECKER               VICE  PRESIDENT,  OPERATIONS       NONE

MATTHEW  GELFAND            VICE  PRESIDENT                    NONE

GEOFFREY  ASHTON            REGIONAL  VICE  PRESIDENT          NONE

MARTIN  BROWN               REGIONAL  VICE  PRESIDENT          NONE

BILL  HAIRGROVE             REGIONAL  VICE  PRESIDENT          NONE

ANTHONY  EAMES              REGIONAL  VICE  PRESIDENT          NONE

STEVE  HIMBER               REGIONAL  VICE  PRESIDENT          NONE

TANYA  WILLIAMS             REGIONAL  VICE  PRESIDENT          NONE

BEN  OGBOGU                 REGIONAL  VICE  PRESIDENT          NONE

TOM  STANTON                REGIONAL  VICE  PRESIDENT          NONE

CHRISTINE  TESKE            REGIONAL  VICE  PRESIDENT          NONE

JENNIFER  STREAKS           ASSISTANT  SECRETARY               NONE

SUSAN  WALKER  BENDER       ASSISTANT  SECRETARY            ASSISTANT SECRETARY

IVY  WAFFORD  DUKE          ASSISTANT  SECRETARY            ASSISTANT SECRETARY

VICTOR  FRYE                ASSISTANT  SECRETARY               NONE
                              AND  COMPLIANCE  OFFICER

         (C)      INAPPLICABLE.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

         RONALD  M.  WOLFSHEIMER,  TREASURER
         AND
         WILLIAM  M.  TARTIKOFF,  ASSISTANT  SECRETARY

         4550  MONTGOMERY  AVENUE,  SUITE  1000N
         BETHESDA,  MARYLAND  20814


ITEM  29.  MANAGEMENT  SERVICES

         NOT  APPLICABLE


ITEM  30.  UNDERTAKINGS

         NOT  APPLICABLE


SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF BETHESDA, AND STATE OF MARYLAND, ON THE 5th DAY OF April, 2000.

CALVERT  2000  SERIES,  INC.

BY:
________________________________
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  DIRECTOR


         SIGNATURES

PURSUANT  TO  THE  REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,
THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

SIGNATURE                           TITLE                     DATE


_____________________            PRESIDENT                 4/5/2000
BARBARA  J.  KRUMSIEK              DIRECTOR

__________**____________         PRINCIPAL  ACCOUNTING     4/5/2000
RONALD  M.  WOLFSHEIMER            OFFICER

_____________________            DIRECTOR                  4/5/2000
WILLIAM  M.  TARTIKOFF


**  SIGNED  BY  SUSAN  BENDER  PURSUANT  TO  POWER  OF  ATTORNEY.